Filed with the U.S. Securities and Exchange Commission on February 26, 2024
1933 Act Registration File No. 033-12213
1940 Act File No. 811-05037

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	867	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	868	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-4324

Jason F. Hadler
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:

Domenick Pugliese, Esq.
Sullivan & Worcester, LLP
1633 Broadway, 32nd Floor
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On February 28, 2024 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	On (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 867 (“Amendment”) to the registration statement of Professionally Managed Portfolios (the “Trust”) on Form N-1A (“Registration Statement”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended October 31, 2023 for five series of the Trust: Congress Mid Cap Growth Fund, Congress Large Cap Growth Fund, Congress Small Cap Growth Fund, Congress SMid Growth ETF and Congress Large Cap Growth ETF.

Congress Mid Cap Growth Fund
Congress Large Cap Growth Fund
Congress Small Cap Growth Fund

CONGRESS MID CAP GROWTH FUND
Retail Class – Ticker: CMIDX
Institutional Class – Ticker: IMIDX
CONGRESS LARGE CAP GROWTH FUND
Retail Class – Ticker: CAMLX
Institutional Class – Ticker: CMLIX
CONGRESS SMALL CAP GROWTH FUND
Retail Class – Ticker: CSMVX
Institutional Class – Ticker: CSMCX
PROSPECTUS
February 28, 2024

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Congress Mid Cap Growth Fund
Investment Objective
The Congress Mid Cap Growth Fund (the “Mid Cap Fund” or “Fund”) seeks long‑term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Mid Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expenses below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Retail Class	Institutional Class
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	1.04%	0.79%
Example
The Example below is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail Class	$106	$331	$574	$1,271
Institutional Class	$81	$252	$439	$978

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies
The Mid Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid‑capitalization companies. The Fund invests primarily in publicly traded stocks of U.S. companies which Congress Asset Management Company, LLP (the “Advisor”) considers to have a mid‑size market capitalization. The Mid Cap Fund defines mid‑capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell Midcap Growth® Index. As of the last reconstitution date, June 26, 2023, the market capitalization of companies in the Russell Midcap Growth® Index ranged from $504 million to $49.4 billion. The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small‑capitalization and large‑capitalization companies. The Fund may invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. The Fund invests in companies that the Advisor believes are experiencing or will experience earnings growth. The Advisor
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employs a “bottom‑up” approach to research and stock selection, which means that the Advisor bases its investments on a company’s future prospects and not on any significant economic or market cycle. The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies. The Advisor’s fundamental approach emphasizes earnings growth and free cash flow. The Advisor may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding. The Mid Cap Fund may, from time to time, have significant exposure to one or more sectors of the market. As of October 31, 2022, 31.2% of the Fund’s net assets were invested in securities within the information technology sector.
Principal Risks of Investing in the Mid Cap Fund
There is a risk that you could lose all or a portion of your investment in the Mid Cap Fund. The following risks are considered principal to the Mid Cap Fund and could affect the value of your investment in the Fund:
•Small and Medium Companies Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.
•Growth Style Investment Risk: Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
•Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
•Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Mid Cap Fund, regardless of the order in which it appears.
•General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors which has resulted in disruptions to business operations and supply chains, stress on the global health care system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S., and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse affects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may continue to do so.
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•Foreign Investment Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares. GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.
•Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied since inception. The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares, depending on the fees and expenses of the Retail Class shares. The table below illustrates how the Fund’s average annual total returns for the 1‑year, 5-year, 10-year, and since inception periods compare with a domestic broad‑based market index and a secondary index provided to offer a broader market perspective. The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://congress-mutual-funds.web.app.
Congress Mid Cap Growth Fund
Calendar Year Total Return as of December 31
Institutional Class

Highest Quarterly Return:	Q2, 2020	26.04%

Lowest Quarterly Return:	Q1, 2020	-19.98%
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Average Annual Total Returns as of December 31, 2023
	1 Year	5 Years	10 Years	Since Inception (10/31/2012)
Institutional Class Shares
Return Before Taxes	16.14%	14.08%	10.41%	12.48%
Return After Taxes on Distributions	14.47%	12.44%	9.38%	11.49%
Return After Taxes on Distributions and Sale of Fund Shares	10.69%	11.27%	8.48%	10.39%
Retail Class Shares
Return Before Taxes	15.82%	13.79%	10.13%	12.21%
Russell Midcap Growth® Index (reflects no deduction for fees, expenses or taxes)	25.87%	13.81%	10.57%	12.85%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	13.68%
After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares. After tax returns for the Fund’s Retail Class Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on your situation and may differ from those shown. Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.
Investment Advisor
Congress Asset Management Company, LLP.
Portfolio Managers
Todd W. Solomon, CFA, Senior Vice President, Advisor, Portfolio Manager for the Fund since inception, October 2012.
Gregg O’Keefe, CFA, Executive Vice President, Advisor, Portfolio Manager for the Fund since March 2014.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Congress Mid Cap Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201‑0701), by wire transfer, by telephone at 1‑888‑688‑1299, or through a financial intermediary. The minimum initial investment amounts are shown in the table below. There is no minimum subsequent investment amount to add funds to an existing account.
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Account Types	To Open Your Account
Standard Accounts
- Retail Class	$2,000
- Institutional Class	$100,000
Traditional and Roth IRA Accounts
- Retail Class	$2,000
- Institutional Class	$100,000
Accounts with Automatic Investment Plans
- Retail Class	$2,000
Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY SECTION
Congress Large Cap Growth Fund
Investment Objective
The Congress Large Cap Growth Fund (the “Large Cap Fund” or “Fund”) seeks long‑term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Large Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expenses below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail Class	Institutional Class
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	0.94%	0.69%

Example
The Example below is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class	$96	$300	$520	$1,155
Institutional Class	$70	$221	$384	$859

Portfolio Turnover
The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2023 of the Large Cap Fund, the portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
The Large Cap Fund attempts to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large‑capitalization companies. The Large Cap Fund defines large-capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 1000® Growth Index. As of the last reconstitution date, June 26, 2023, the market capitalization of companies in the Russell 1000® Growth Index ranged from $504 million to $2,913 billion. The Large Cap Fund may also invest up to 20% of its net assets from time to time in equity securities of small-capitalization and mid‑capitalization companies. Equity securities in which the Fund may invest include common stock and preferred stock. The Large Cap Fund may also invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. Congress Asset Management Company, LLP (the “Advisor”) employs a “bottom‑up”
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approach to stock selection, which means that the Advisor chooses the Fund’s investments based on a company’s future prospects and not on any significant economic or market cycle. The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies. The Advisor’s fundamental approach emphasizes growth of earnings and free cash flow. The Advisor may sell a security for a number of reasons including, but not limited to, if it determines that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding. The Large Cap Fund may, from time to time, have significant exposure to one or more sectors of the market. As of October 31, 2023, 36.5% of the Fund’s net assets were invested in securities within the information technology sector.
Principal Risks of Investing in the Large Cap Fund
There is the risk that you could lose all or a portion of your investment in the Large Cap Fund. The following risks are considered principal to the Large Cap Fund and could affect the value of your investment in the Fund:
•Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Growth Style Investment Risk: Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
•Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
•Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
◦Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Large Cap Fund, regardless of the order in which it appears.
•General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors which has resulted in disruptions to business operations and supply chains, stress on the global health care system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S., and trade tensions also contribute to market volatility. Conflict, loss of life and disaster
10

connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse affects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may continue to do so.
•Foreign Investment Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares. GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.
•Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
•Small and Medium Companies Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.
Performance Information
The following performance information provides some indication of the risks of investing in the Fund.
The performance information shown for periods before September 15, 2017, reflects the historical performance of the Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”). Effective as of the close of business on September 15, 2017, the Accounting Survivor was reorganized into the Fund (the “Reorganization”). As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund. As of the date of the Reorganization, the Accounting Survivor did not have any Retail Class shares outstanding. Upon completion of the Reorganization, the Fund assumed the performance, financial and other historical information of the Accounting Survivor. The Accounting Survivor and the Fund have substantially similar investment objectives and strategies. Disclosure differences between the investment objectives and strategies for the Accounting Survivor and the Fund have not resulted, and are not expected to result, in substantial differences in the actual management of the Accounting Survivor and the Fund. One of the two portfolio managers of the Accounting Survivor is a member of the portfolio management team of the Fund. The Fund has lower expenses than the Accounting Survivor (including a lower management fee). The Accounting Survivor’s performance would have been higher than that shown had it operated with the Fund’s current expense levels.
The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied from one calendar year to another over the past 10 years. The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares of the Fund, depending on the fees and expenses of the Retail Class shares. As the Fund’s expense ratio was lower than that of the Accounting Survivor at the time of the Reorganization for the Institutional Class shares, the Fund’s returns would have been higher than those shown here. The table below illustrates how the Fund’s average annual total returns for the 1‑year, 5-year and 10-year periods compare with a domestic broad‑based market index and a secondary index provided to offer a broader market perspective. The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://congress-mutual-funds.web.app.
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Congress Large Cap Growth Fund
Calendar Year Total Return as of December 31
Institutional Class

Highest Quarterly Return:	Q2, 2020	26.18%

Lowest Quarterly Return:	Q2, 2022	-17.58%

Average Annual Total Returns as of December 31, 2023
	1 Year	5 Year	10 Year
Institutional Class Shares
Return Before Taxes	32.31%	17.34%	13.39%
Return After Taxes on Distributions	31.23%	15.53%	11.41%
Return After Taxes on Distributions and Sale of Fund Shares	19.90%	13.81%	10.51%
Retail Class Shares*
Return Before Taxes	31.96%	17.05%	13.10%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%
*    Retail Class shares commenced operations on March 31, 2009. Performance information of the Retail Class shares shown for periods prior to the Reorganization is the performance of the Fund’s Institutional Class shares and is adjusted to reflect the expense ratio of the Retail Class shares.

After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares. After tax returns for the Fund’s Retail Class Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on your situation and may differ from those shown. Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.
Investment Advisor
Congress Asset Management Company, LLP.
Portfolio Managers
Daniel A. Lagan, CFA, President, Advisor; Portfolio Manager for the Fund since March 31, 2009.
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Matthew Lagan, CFA, Portfolio Manager for the Fund since January 1, 2022.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Large Cap Fund shares on any business day by written request via mail (Congress Large Cap Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1‑888‑688‑1299, or through a financial intermediary. The minimum initial investment amounts are shown in the table below. There is no minimum subsequent investment amount to add funds to an existing account.

Account Types	To Open Your Account
Standard Accounts
- Retail Class	$2,000
- Institutional Class	$100,000
Traditional and Roth IRA Accounts
- Retail Class	$2,000
- Institutional Class	$100,000
Accounts with Automatic Investment Plans
- Retail Class	$2,000

Tax Information
The Large Cap Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax‑deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Large Cap Fund through a broker‑dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY SECTION
Congress Small Cap Growth Fund
Investment Objective
The Congress Small Cap Growth Fund (the “Small Cap Fund” or “Fund”) seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expenses below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees (up to 0.25% for Retail Class)	0.25%	None
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.33%	1.08%
Fee Waiver and/or Expense Reimbursement	-0.07%	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	1.26%	1.01%
(1)Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
(2)Congress Asset Management Company, LLP (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Fund to 1.00% of the Small Cap Fund’s average net assets (the “Expense Cap”). The Expense Cap is indefinite, and will remain in effect until at least February 28, 2025. The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Small Cap Fund’s net operating expenses may be higher to the extent that the Fund incurs expenses that are excluded from the Expense Cap.

Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Caps for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class	$128	$415	$722	$1,595
Institutional Class	$103	$337	$589	$1,311
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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2023 of the Fund, the portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of small‑capitalization companies. The Small Cap Fund defines small‑capitalization companies as those companies with market capitalizations not exceeding the highest market capitalization in the Russell 2000® Growth Index during the preceding 12 months. As of the last reconstitution date, June 26, 2023, the market capitalization of companies in the Russell 2000® Growth Index ranged from $17.8 million to $11.4 billion. The Fund may invest any portion of the remaining 20% of its net assets in the equity securities of companies with market capitalizations that may be higher or lower than the range of issuer market capitalizations represented in the Russell 2000® Growth Index. The Small Cap Fund may invest in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times. The Small Cap Fund may, from time to time, have significant exposure to one or more sectors of the market. The Small Cap Fund may invest in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. The Small Cap Fund may invest in such securities without limit, but such investments are not expected to exceed 20% of the Fund’s total assets.
The Advisor may invest the Small Cap Fund’s assets in the securities of companies that it believes have a history of growth or that it believes have growth potential. Growth may be measured by factors such as earnings or revenue. The Advisor may invest in the securities of companies with leading competitive positions and management that can achieve sustained growth. Companies with the potential for strong growth may have characteristics such as new products, technologies, distribution channels, strong industry or market positions. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long‑term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general. In selecting investments for the Fund’s portfolio, the Advisor uses fundamental research to evaluate each company, focusing on the company’s earnings growth, return on equity, margin stability, and capital management. These and other factors are then weighed against valuation. A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.
Principal Risks of Investing in the Small Cap Fund
There is a risk that you could lose all or a portion of your investment in the Small Cap Fund. The following risks are considered principal to the Small Cap Fund and could affect the value of your investment in the Fund:
•Small and Medium Companies Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.
•Growth Style Investment Risk: Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
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•Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
•Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Small Cap Fund, regardless of the order in which it appears.
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors which has resulted in disruptions to business operations and supply chains, stress on the global health care system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S., and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse affects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may continue to do so.
•Foreign Investment Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares. GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.
•Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
Performance Information
Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund, a series of Professionally Managed Portfolios (the “Reorganization”). Performance information shown prior to the
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close of business on September 15, 2017 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied from one calendar year to another over the past 10 years. The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares of the Fund, depending on the fees and expenses of the Retail Class shares. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.
The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://congress-mutual-funds.web.app.
Congress Small Cap Growth Fund
Calendar Year Total Return as of December 31
Institutional Class

Highest Quarterly Return:	Q2, 2020	26.86%

Lowest Quarterly Return:	Q1, 2020	-18.63%

Average Annual Total Returns as of December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	20.27%	16.57%	10.77%
Return After Taxes on Distributions	20.27%	14.91%	8.51%
Return After Taxes on Distributions and Sale of Fund Shares	12.00%	13.19%	8.06%
Retail Class*
Return Before Taxes	19.98%	16.29%	10.47%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.66%	9.22%	7.16%
* Performance information for the Retail Class shares shown for periods prior to the Reorganization is the performance of the Predecessor Fund’s Investor Class shares.
After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares. After tax returns for the Fund’s Retail Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the
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after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.
Investment Advisor
Congress Asset Management Company, LLP.
Portfolio Manager
Gregg O’Keefe, CFA, Executive Vice President, Advisor, and Portfolio Manager for the Fund since the closing of the Reorganization on September 15, 2017.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem the Small Cap Fund’s shares on any business day by written request via mail (Congress Small Cap Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-688-1299, or through a financial intermediary. The minimum initial investment amounts are shown in the table below. There is no minimum subsequent investment amount to add funds to an existing account.

Account Types	To Open Your Account
Standard Accounts
- Retail Class	$2,000
- Institutional Class	$100,000
Traditional and Roth IRA Accounts
- Retail Class	$2,000
- Institutional Class	$100,000
Accounts with Automatic Investment Plans
- Retail Class	$2,000

Tax Information
The Small Cap Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Small Cap Fund through a broker‑dealer or other financial intermediary (such as a bank), the Small Cap Fund and/or the Advisor may pay the intermediary for the sale of the Small Cap Fund’s shares and related services. These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES & RISKS
This Prospectus offers the Retail and Institutional Class Shares of the Congress Mid Cap Growth Fund, Congress Large Cap Growth Fund and Congress Small Cap Growth Fund.
Investment Objective
The Mid Cap Fund seeks long‑term capital appreciation. The Large Cap Fund and Small Cap Fund each seek long‑term capital growth. The investment objective of each Fund is non‑fundamental; that is, it can be changed by a vote of the Board of Trustees alone and without a shareholder vote upon at least 60 days’ prior written notice to shareholders. The objective and strategies description for each Fund tells you:
•what the Fund is trying to achieve;
•how the Advisor intends to invest your money; and
•what makes each Fund different from the other Fund offered in this Prospectus.
This section also provides a summary of each Fund’s principal investments, policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. The investment policy of each Fund concerning “80% of the Fund’s net assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days’ written notice before any such change.
Principal Investment Strategies
Congress Mid Cap Growth Fund
The Mid Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid‑capitalization companies. The Mid Cap Fund defines mid-capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell Midcap Growth® Index. As of the last reconstitution date, June 26, 2023, the market capitalization of companies in the Russell Midcap Growth® Index ranged from $504 million to $49.4 billion. The Mid Cap Fund may invest any portion of the remaining 20% of its net assets in equity securities of small‑capitalization and large‑capitalization companies. The Mid Cap Fund may invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through ADRs and GDRs issued by U.S. depository banks, which are traded on U.S. exchanges. The Mid Cap Fund invests in companies that the Advisor believes are experiencing or will experience earnings growth. The Advisor employs a “bottom‑up” approach to research and stock selection, which means that the Advisor bases its investments on a company’s future prospects and not on any significant economic or market cycle. The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies. The Advisor’s fundamental approach emphasizes earnings growth and free cash flow. For the Mid Cap Fund, the Advisor looks to invest in securities of medium‑size companies that it believes are likely to grow more rapidly than the general economy. The Mid Cap Fund may, from time to time, have invested in securities within the information technology sector.
Congress Large Cap Growth Fund
Under normal circumstances, the Large Cap Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large‑capitalization companies. The Large Cap Fund defines large-capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 1000 Growth® Index. As of the last reconstitution date, June 26, 2023], the market capitalization of companies in the Russell 1000® Growth Index ranged from $504 million to $2,913 billion. The Large Cap Fund may also invest up to 20% of its net assets from time to time in equity securities of small-capitalization and mid‑capitalization companies. Equity securities in which the Large Cap Fund may invest include common stock and preferred stock. The Large Cap Fund may also invest up to 20% of the Fund’s total
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assets in U.S. dollar-denominated foreign equity securities, including through ADRs and GDRs issued by U.S. depository banks, which are traded on U.S. exchanges. In attempting to achieve the Large Cap Fund’s investment objective, the Advisor adheres to a “bottom‑up” strategy, which means that the Advisor chooses the Large Cap Fund’s investments based on a company’s future prospects and not on any significant economic or market cycle. The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies. The Advisor’s fundamental approach emphasizes growth of earnings and free cash flow. For the Large Cap Fund, the Advisor seeks to create a diversified portfolio for the Large Cap Fund consisting of established companies with the ability to consistently grow earnings over time which it believes will provide superior returns over a full market cycle. The Large Cap Fund may, from time to time, have significant exposure to one or more sectors of the market. As of October 31, 2023, 36.5% of the Large Cap Fund’s net assets were invested in securities within the information technology sector.
Congress Small Cap Growth Fund
The Small Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of small‑capitalization companies. The Small Cap Fund defines small‑capitalization companies as those companies with market capitalizations not exceeding the highest market capitalization in the Russell 2000® Growth Index during the preceding 12 months. As of the last reconstitution date, June 26, 2023, the market capitalization of companies in the Russell 2000® Growth Index ranged from $17.8 million to $11.4 billion. The Small Cap Fund may invest any portion of the remaining 20% of its net assets in the equity securities of companies with market capitalizations that may be higher or lower than the range of issuer market capitalizations represented in the Russell 2000® Growth Index. For purposes of the Small Cap Fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the Small Cap Fund purchases the company’s securities. Market capitalizations of companies change over time. The Small Cap Fund may invest in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times. The Small Cap Fund may, from time to time, have significant exposure to one or more sectors of the market. The Small Cap Fund may invest in U.S. dollar-denominated foreign equity securities, including through ADRs and GDRs issued by U.S. depository banks, which are traded on U.S. exchanges. The Small Cap Fund may invest in such securities without limit, but such investments are not expected to exceed 20% of the Small Cap Fund’s total assets.
The Advisor may invest the Fund’s assets in the securities of companies that it believes have a history of growth or that it believes have growth potential. Growth may be measured by factors such as earnings or revenue. The Advisor may invest in the securities of companies with leading competitive positions and management that can achieve sustained growth. Companies with the potential for strong growth may have characteristics such as new products, technologies, distribution channels, strong industry or market positions. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general. In selecting investments for the Fund’s portfolio, the Advisor uses fundamental research to evaluate each company, focusing on the company’s earnings growth, return on equity, margin stability, and capital management. These and other factors are then weighed against valuation. A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.
The Investment Process for the Mid Cap Fund, the Large Cap Fund, and the Small Cap Fund. The positive attributes of diversification are very important, especially in volatile markets. The initial weighting of a position in the Mid Cap Fund, Large Cap Fund and Small Cap Fund may range from 1% to 3% of a Fund’s equity portfolio, normally about 2.5%. The Advisor also carefully monitors and limits industry and sector exposure. The process attempts to identify investment opportunities by identifying characteristics that lead to consistent growth such as:
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•Consistent earnings growth: The Advisor believes that stock prices react favorably to long term, consistent earnings growth. Earnings growth is the first characteristic the Advisor looks for in security selection.
•Superior financial strength: Manageable debt levels, high returns on equity, low extraordinary charges and transparent balance sheet are all characteristics of the equities in the Advisor’s Large Cap Growth, Mid Cap Growth and Small Cap Growth portfolios.
•Industry leaders: The Advisor emphasizes companies that are the leaders in their industry. Industry dominance leads to share growth, and share growth leads to earnings growth.
•Experienced management teams: Experienced management teams know how to leverage their industry‑leading position to build the equity base in good times, and protect equity investors in difficult economic markets.
•High free cash flow: High free cash flow is one indicator of a healthy balance sheet and provides tremendous flexibility to management.
The Advisor’s equity purchase criteria is a fundamentally driven, bottom‑up process that seeks companies which demonstrate consistent earnings growth and potential relative to other companies in their industry, and the market overall. Securities are required to meet strict guidelines before they are approved as an investment for a Fund. They must demonstrate: (1) positive earnings; (2) earnings growth; (3) superior margins relative to competitors; (4) industry leaders; (5) free cash flow and (6) liquidity.
Selling Portfolio Securities of the Mid Cap Fund, Large Cap Fund and Small Cap Fund. The Advisor may sell a security for a variety of reasons, including, but not limited to:
•fundamental deterioration in the issuer’s ability to maintain an acceptable level of earnings growth relative to its financial characteristics;
•an issuer specific event such as an acquisition or recapitalization that changes the fundamental operations of the company;
•upon comparative analysis, a new security is judged more attractive than a current holding while maintaining the portfolios diversification;
•the Advisor may trim a stock to ensure appropriate diversification should a stock appreciate substantially from initial purchase; and
•realize gains or losses in efforts to improve tax efficiencies for shareholders.
Temporary Defensive Position. Generally, the Advisor does not attempt to “time” the market, such as by shifting all or a significant portion of the portfolio in or out of the market in anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions. However, in order to respond to adverse market, economic, political or other conditions, each Fund may assume a temporary defensive position by reducing investments in equities and/or increasing investments in short‑term fixed income securities. Each Fund may also invest without limit in cash and high quality cash equivalents such as investment grade commercial paper and other money market instruments. During such times, a Fund may not achieve its investment objective to the extent it makes temporary and/or cash investments. A defensive position, taken at the wrong time, may have an adverse impact on a Fund’s performance.
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Principal Investment Risks
Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in a Fund. The value of your investment in a Fund will fluctuate with the prices of the securities in which the Fund invests. The principal risks of investing in the Funds are discussed in more detail below in order of relevance to the Funds:
Small and Medium Companies Risk. Each Fund may invest in small‑ and/or medium‑sized companies. Because investing in smaller‑sized companies may have more risk than investing in larger, more established companies, such an investment by a Fund may have the following additional risks:
•The earnings and prospects of small‑ or medium‑sized companies are more volatile than those of larger‑sized companies;
•Small‑ and medium‑sized companies may experience higher failure rates than larger‑sized companies;
•Analysts and other investors typically follow these companies less actively and information about these companies is not always readily available;
•The trading volume of securities of small‑ and medium‑sized companies is normally lower and such securities may be less liquid than those of larger‑sized companies, which may disproportionately affect their stock prices, and may cause their stock prices to fall more in response to selling pressure than is the case with larger‑sized companies; and
•Small‑ and medium‑sized companies may have limited markets, product lines, or financial resources and may lack management experience, making these companies more susceptible to economic and market setbacks.
For these and other reasons, the security prices of small‑ and medium‑capitalization companies may fluctuate more significantly than the security prices of large‑capitalization companies. The smaller the company, the greater effect these risks may have on that company’s operations and performance. As a result, such an investment by a Fund may exhibit a higher degree of volatility than the general domestic securities market.
Large Companies Risk. Large company stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid‑sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. Thus, a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a faster rate than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. During periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.
Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods
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of time. When the value of a Fund’s securities goes down, your investment in the Fund decreases in value. If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.
Sector-Focus Risk. Each Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology, real estate and communications services. Investing a significant portion of a Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. If a Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
Information Technology Sector Risk (Large Cap Fund). Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions.  Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
The remaining risks are considered “principal risks” of investing in the Funds, regardless of the order in which they appear.
Management Risk. Management risk describes the Funds’ ability to meet their investment objective based on the Advisor’s success or failure to implement investment strategies for a Fund. The value of your investment in the Funds is subject to the effectiveness of the Advisor and the Advisor’s research, analysis and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors which has resulted in disruptions to business operations and supply chains, stress on the global health care system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S., and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse affects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may continue to do so.
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Foreign Investment Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect a Fund’s investments in a foreign company. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of a Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for the shares. A Fund’s investments in foreign securities may be in the form of depositary receipts, such as GDRs, which are issued by U.S. depository banks and evidence ownership of the underlying securities. GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted. GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Investments in GDRs, involve risks similar to those accompanying direct investments in foreign securities.
PORTFOLIO HOLDINGS INFORMATION
A description of the Funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at https://congress-mutual-funds.web.app.

Who May Want to Invest in the Funds?
The Funds may be appropriate for you if you:
•Are pursuing a long-term goal with a growth investment strategy;
•Are willing to accept price fluctuations in your investment; and
•Are willing to tolerate risks associated with common stock investments.

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MANAGEMENT OF THE FUNDS
The Advisor
The Funds have entered into an investment advisory agreement (the “Investment Advisory Agreement”) with Congress Asset Management Company, LLP, 2 Seaport Lane, Boston, Massachusetts 02210, under which the Advisor manages each Fund’s investments and business affairs subject to the supervision of the Board. The Advisor was founded in 1985, and serves as investment advisor to high net worth individuals and institutions. As of December 31, 2023, the Advisor managed approximately $20.7 billion in assets under advisement. Subject to the general supervision of the Board, the Advisor is responsible for managing each Fund in accordance with its investment objective and policies, and making decisions with respect to, and placing orders for, all purchases and sales of portfolio securities. The Advisor also maintains related records for the Funds.
Under the Investment Advisory Agreement, the Mid Cap Fund compensates the Advisor for its investment advisory services at the annual rate of 0.60% of the Fund’s average daily net assets, payable on a monthly basis. The Large Cap Fund compensates the Advisor for its investment advisory services at the annual rate of 0.50% of the Fund’s average daily net assets, payable on a monthly basis. The Small Cap Fund compensates the Advisor for its investment advisory services at the annual rate of 0.85% of the Fund’s average daily net assets, payable on a monthly basis. For the fiscal year ended October 31, 2023, the Advisor was paid an effective rate of 0.50% from the Large Cap Fund. For the fiscal year ended October 31, 2023, the Advisor was paid an effective rate of 0.60% from the Mid Cap Fund. For the fiscal year ended October 31, 2023, the Advisor was paid an effective rate of 0.78% from the Small Cap Fund.
A discussion regarding the basis of the Board’s approval of the Investment Advisory Agreement with the Advisor is available in the Funds’ annual report to shareholders for the year ended October 31, 2023.
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses to ensure that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) will not exceed the amounts shown below as a percentage of each Fund’s average daily net assets (the “Expense Cap”).

Fund	Expense Cap
Mid Cap Fund	0.85%
Large Cap Fund	0.95%
Small Cap Fund	1.00%

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Funds if requested by the Advisor, and the Board approves such reimbursement. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses paid. This reimbursement may be requested, if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board.
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Portfolio Managers

Portfolio Managers/Funds	Bio
Daniel A. Lagan, MBA, CFA Congress Large Cap Growth Fund Since March 2009	Mr. Daniel Lagan is a Chartered Financial Analyst charter holder. Since July 1999, Mr. Lagan has served as President of, and as a Portfolio Manager for, the Advisor and is jointly and primarily responsible for day‑to‑day management of the Large Cap Fund. From August 1989 to June 1999, Mr. Lagan served as Executive Vice President and Portfolio Manager for the Advisor. Prior to joining the Advisor in 1989, Mr. Lagan served as an auditor for PricewaterhouseCoopers. Mr. Lagan holds a Bachelor of Arts degree in Accounting from St. Michael’s College and a Masters of Business Administration degree in Finance from Boston College.

Gregg A. O’Keefe, MBA, CFA Congress Mid Cap Growth Fund Since March 2014 Congress Small Cap Growth Fund Since September 2017	Mr. O’Keefe is a Chartered Financial Analyst charter holder, serves as Executive Vice President of and as a Portfolio Manager for the Advisor and is jointly and primarily responsible for day‑to‑day management of the Mid Cap Fund and the Small Cap Fund. Mr. O’Keefe is the Chair of the Advisor’s Investment Policy Committee for the Small Cap Growth Strategy (the “Committee”). The Committee consists of the portfolio managers and research analysts and is responsible for the selection and disposition of the Fund’s portfolio holdings. Prior to joining the Advisor in 1986, Mr. O’Keefe served as an Analyst for Trustee & Investors Co., Inc. Mr. O’Keefe holds a Bachelor of Science in Business Administration degree in Accounting from Boston University and a Master of Business Administration degree in Finance from Boston College.

Todd W. Solomon, MBA, CFA Congress Mid Cap Growth Fund Since Inception, October 2012	Mr. Todd Solomon is a Chartered Financial Analyst charter holder. Since April 2001, Mr. Solomon has served as Senior Vice President and as a Portfolio Manager for the Advisor and is jointly and primarily responsible for day‑to‑day management of the Mid Cap Fund. From May 2003 to June 2009, Mr. Solomon was Vice President and Trust Officer of Congress Trust National Association. Mr. Solomon holds a dual Bachelor of Arts/Bachelor of Science degree in Management from Georgetown University and a Masters of Business Administration degree with specializations in Finance and Economics from New York University.

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Portfolio Managers/Funds	Bio
Matthew Lagan, MBA, CFA Congress Large Cap Growth Fund Since January 2022	Mr. Matthew Lagan has been with Congress Asset Management since 2003. He chairs the firm’s Impact Investing Investment Committee, and co-chairs the Large Cap Growth Investment Committee. He is also a member of the SMid Core Opportunity Investment Committee. Since 2013, he has been a member of the Management Committee, which formulates the firm’s overall strategic direction. Matt is a CFA charterholder, and a member of the CFA Society Boston and CFA Institute. Mr. Lagan holds a Bacheler of Science from Bridgewater State College and a Masters of Business Administration from University College Dublin.

The Funds’ combined SAI provides additional information about each of the Portfolio Manager’s compensation, other accounts managed by the Portfolio Managers, and each of the Portfolio Manager’s ownership of securities in the Funds.
SHAREHOLDER INFORMATION
Description of Classes
The following table lists the key features of the Retail Class and Institutional Class shares for the Funds.
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	Retail Class	Institutional Class
Minimum Initial Investment	$2,000 – Standard Accounts $2,000 – Traditional and Roth IRAs $2,000 – Accounts with Automatic Investment Plans	$100,000 – Standard Accounts $100,000 – Traditional and Roth IRAs
Subsequent Minimum Investment	None	None
Waiver/Reduction of Investment Minimums	The Advisor may waive or reduce the initial or subsequent minimum investment amounts in certain circumstances.
Although not limited to the list below, the Advisor (or in certain cases, Trust Officers) may waive or reduce the initial or subsequent minimum investment amounts in any of following circumstances:
•    Retirement, defined benefit and pension plans with plan assets of at least $25 million;
•    Bank or Trust companies investing for their own accounts or acting in a fiduciary or similar capacity;
•    Institutional clients of the Advisor;
•    Trustees and Officers of the Trust; and
•    Employees of the Advisor and its affiliates and their immediate families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and Uniform Gifts or Transfers to Minors Act accounts naming qualifying persons).

Fees	• 12b-1 fee of 0.25%	None.
Conversion Feature	Subject to the Advisor’s approval, if investors currently holding Retail Class shares meet the criteria for eligible investors and would like to convert to Institutional Class shares, there are no tax consequences. To inquire about converting your Retail Class shares to Institutional Class shares, please call 1‑888‑688‑1299.
None.
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	Retail Class	Institutional Class
Eligible Investors	Include: • individual accounts, • traditional and Roth IRA accounts, and • certain accounts maintained through financial intermediaries
Designed for accounts of institutions maintained directly with the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”). Such institutions include:
•    financial institutions,
•    pension plans,
•    retirement accounts,
•    qualified plans,
•    corporations, trusts, estates, religious and charitable organizations, and
•    financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds.

Special Instructions for Institutional Class Shares
Each of the Funds offers Institutional Class shares primarily for direct investment by investors such as pension and profit‑sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds. If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary. Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent. Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales. Financial intermediaries placing orders for themselves or on behalf of their customers should call the Funds toll free at 1‑888‑688‑1299, or follow the instructions under “Purchase By Mail,” “Purchase By Telephone” and “Purchase By Wire.”
As indicated in the table above, the minimum initial investment for Institutional Class shares may be waived or reduced by the Advisor at any time. Additionally, the Advisor may aggregate accounts together in order to meet the investment minimum.
General Information
You may purchase or sell (redeem) the Funds’ shares at the net asset value of a share (“NAV”), next calculated after the Transfer Agent receives your request in good order (as described below under “How to Buy Shares”). For instance, if the Transfer Agent receives your purchase request in good order after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day’s NAV. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.
When and How NAV is Determined
The Funds calculate their NAV as of the close of the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed. The time at which the NAV is calculated may change in case of an emergency. For more information, please see “NYSE Holiday Schedule” below.
Each of the Funds’ NAV is determined by taking the market value of each Fund’s total assets, subtracting each Fund’s liabilities and then dividing the result (net assets) by the number of the corresponding Fund’s shares outstanding.
Each Fund values securities for which market quotations are readily available at current market value other than certain short‑term securities. Exchange‑traded securities for which market quotations are
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readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE (normally, 4:00 p.m., Eastern Time) on each Fund’s business day. In the absence of sales, such securities are valued at the mean of the last bid and ask price. Non‑exchange‑traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Investments in other open‑end regulated investment companies are valued at their NAV. The net asset value of each Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.
Each of the Funds values securities at fair value pursuant to procedures adopted by the Advisor and approved by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable. The Board has designated the Advisor as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight. Market quotations may not be readily available or may be unreliable if, among other things: (1) the exchange on which the Funds’ portfolio security is principally traded closes early; (2) trading in a particular portfolio security was halted during the day and did not resume prior to the time as of which the Funds calculate their NAV; or (3) events occur after the close of the securities markets on which the Funds’ portfolio securities primarily trade but before the time as of which the Funds calculate their NAV.
Fair value pricing is based on subjective factors and as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
NYSE Holiday Schedule. The NYSE is open every day, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Juneteenth National Independence Day, Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November), and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.
To the extent that each Fund’s portfolio investments trade in markets on days when the Funds are not open for business, the Funds’ assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days the Funds are open for business. If the exchange or market on which the Funds’ underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the primary trading markets for the Funds may close early on the day before certain holidays and the day after Thanksgiving.
How to Buy Shares
You may purchase shares of the Funds by completing an account application. Your order will not be accepted until the completed account application is received by the Transfer Agent. Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Name of Appropriate Fund.” Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a domestic (United States) financial institution. If your payment is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Funds as a result. The Funds do not issue share certificates. The Funds reserve the right to reject any purchase in whole or in part. The Funds and the Advisor also reserve the right to accept in‑kind contributions of securities in exchange for shares of the Funds.
The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post‑dated checks or any conditional order or payment.
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Minimum Investments. To purchase shares of the Funds, you must make a minimum initial investment for each applicable class as listed in the table in the section entitled “SHAREHOLDER INFORMATION‑Description of Classes.” The minimum investment requirements may be waived from time to time.
Checks For all accounts, including individual, sole proprietorship, joint, Uniform Gifts to Minors Act (“UGMA”) or Uniform Transfers to Minors Act (“UTMA”) accounts, the check must be made payable to “Congress Funds.” A $25 charge may be imposed on any returned checks.
ACH Refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.
Wires Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti‑Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity, (e.g., partnership, limited liability company, business trust, corporation, etc.) you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1‑888‑688‑1299, if you need additional assistance when completing your account application.
If the Funds do not have a reasonable belief of the identity of a shareholder, the account application will be rejected or you will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.
Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
Purchasing By Mail. To purchase the Funds’ shares by mail, complete and sign the account application and mail it, along with a check made payable to the applicable Fund to:

Regular Mail Congress Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Congress Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, does not constitute receipt by the Transfer Agent. Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.
If you are making a subsequent purchase, detach the Invest By Mail form that is attached to the confirmation statement you will receive after each transaction and mail it with a check made payable to the “Congress Funds” in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the Invest By Mail form from your confirmation statement, include your name, address and account number on a separate piece of paper.
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Purchasing By Telephone. If your completed and signed account application has been received by a Fund and your account has been open for at least 7 business days, you may purchase additional shares by telephoning the Funds toll free at 1‑888‑688‑1299 (unless you declined telephone purchase privileges on your account application). Telephone orders will be accepted via electronic funds transfer from your pre‑designated bank account through the ACH network. You must have banking information established on your account prior to making a purchase by telephone. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV next calculated. For security reasons, requests by telephone may be recorded. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may make your request in writing.
Purchasing By Wire.
Initial Investment. If you are making your first investment in the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile. Upon receipt of your completed account application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at 1-888-688-1299.
Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given. Prior to sending the wire, please call the Transfer Agent at 1‑888‑688‑1299 to advise of your wire to ensure proper credit upon receipt. Your bank must include the name of the Funds, your name and account number so that your wire can be correctly applied.
Subsequent Investments. If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, you should be sure to notify the Transfer Agent at 1‑888‑688‑1299 to advise them of your intent to wire funds. It is essential that your bank include the name of the Fund(s) and your name and account number in all wire instructions. Your bank may charge you a fee for sending a wire to the Funds.
Your bank should transmit immediately available funds by wire in your name to:
U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA Routing Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
DDA #112-952-137
For further credit to:    Congress Funds
Shareholder Registration
Shareholder Account Number
Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing. Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions. If you have questions about how to invest by wire, you may call the Funds at 1‑888‑688‑1299.
Purchasing Through Financial Intermediaries. You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”). Financial
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Intermediaries may have different investment minimum requirements than those outlined in this prospectus. Additionally, Financial Intermediaries may aggregate several customer accounts to accumulate the requisite initial investment minimum. Please consult your Financial Intermediary for their account policies. Your order will be priced at each Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Funds. A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records. The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. If you transmit your order with these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Funds’ NAV next computed after it is received by the Financial Intermediary. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.
Purchasing Through the Automatic Investment Plan. Subsequent Investments. For your convenience, each of the Funds offers an Automatic Investment Plan (“AIP”). Under this AIP, after your initial minimum investment, you authorize the Funds to withdraw from your personal checking or savings account each month an amount that you wish to invest, which must be at least $250. If you wish to enroll in the AIP, complete the appropriate section on the Account application. Your signed Account application must be received at least 7 business days prior to the initial transaction. A $25 fee will be imposed if your AIP transaction is returned for any reason. The Funds may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent sufficiently in advance of the next withdrawal. Please contact your financial institution to determine if it is an ACH member. Your financial institution must be an ACH member in order for you to participate in the AIP.
The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please call 1‑888‑688‑1299 for additional information regarding a Fund’s AIP.
Retirement Plans. The Funds offer IRA plans. You may obtain information about opening an IRA by calling 1‑888‑688‑1299. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.
How to Sell Shares
In general, orders to sell or “redeem” shares can be placed directly with the Funds; however, if you purchased your shares through a Financial Intermediary, your redemption order must be placed with that same authorized intermediary. You may redeem part or all of your shares at the next determined NAV after the Funds receive your order. You should request your redemption prior to the close of the NYSE, generally, 4:00 p.m., Eastern Time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.
By Mail. You may redeem your shares by simply sending in a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration and, if necessary, should include a signature guarantee(s). No redemption request will become effective until all documents have been received in good order by the Transfer Agent. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be
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redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Shareholders should contact the Transfer Agent at 1‑888‑688‑1299 for further information concerning documentation required for a redemption of Fund shares.
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax. Shares held in IRA and other retirement accounts may be redeemed by telephone at 1-888-688-1299. Investors will be asked whether or not to withhold taxes from any distribution.
Redemption requests in writing should be sent to:

Regular Mail Congress Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Congress Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, does not constitute receipt by the Transfer Agent. Receipt of redemption requests is based on when the request is received at the Transfer Agent’s offices.
By Telephone and Wire. You may redeem Fund shares unless you declined telephone redemption privileges on your account application. You may make your redemption request in writing.
You may redeem up to $100,000 in shares by calling the Funds at 1‑888‑688‑1299 prior to the close of trading on the NYSE, generally, 4:00 p.m., Eastern Time. Redemption proceeds will be sent via check on the next business day to the address of record on your account. Per your request, redemption proceeds may be wired (minimum of $5,000) or may be sent via electronic funds transfer through the ACH network, to your pre-designated bank account. There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades. There is no charge for proceeds sent via the ACH network; however, most ACH transfers require two to three days for the bank account to receive credit. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may make your request in writing.
Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. The Funds may change, modify or terminate these telephone redemption privileges at any time upon at least 60 days’ written notice to shareholders.
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Through Financial Intermediaries. You may redeem Fund shares through your Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds. For redemptions through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order by a Financial Intermediary. Please keep in mind that your Financial Intermediary may charge additional fees for its services.
Through the Systematic Withdrawal Plan. As another convenience, you may redeem Fund shares through the Systematic Withdrawal Plan (“SWP”), if you own shares with a value of at least $10,000. Under the SWP, shareholders or their Financial Intermediaries may request that a predetermined amount be sent to them each month, each quarter or annually. If you elect this method of redemption, the minimum amount that may be withdrawn each month is $250. If you elect this method of redemption, the Funds will send a check directly to your address of record, or will send the payments directly to a pre‑authorized bank account by electronic funds transfer via the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This SWP may be terminated or modified by a shareholder or the Funds at any time without charge or penalty. You may also elect to terminate your participation in this SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.
A withdrawal under the SWP involves a redemption of the Funds’ shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Funds’ account application. Please call 1‑888‑688‑1299 for additional information regarding a Fund’s SWP.
Account and Transaction Policies
Fund Rights. The Funds may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including automatic investments, systematic withdrawals and wire redemption privileges.
Timing of Receiving Redemption Proceeds.
The Funds typically send redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests or when the sale of portfolio securities is not sufficient to meet redemption requests, the Funds will typically borrow money through their respective lines of credit. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds reserve the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemptions In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that are a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.
Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option. Furthermore, there are certain times when you may be unable to sell
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Fund shares or receive proceeds. Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Funds of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.
Redemption requests will be sent to the address of record. The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 30 days of the redemption request, the request must be in writing with your signature guaranteed.
Redemptions In-Kind. The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in‑kind”). It is not expected that the Funds would do so except during unusual market conditions or if the redemption amount is large enough to affect the Funds’ operations (e.g., if it represents more than 1% of the Funds’ assets). If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in‑kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.
Tools to Combat Frequent Transactions. The Board has adopted a policy regarding excessive trading. The Funds discourage excessive, short‑term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps may include, among other things, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Advisor, when the Advisor determines current market prices are not readily available. As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.
In an effort to discourage abusive trading practices and minimize harm to the Funds and their shareholders, each Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Funds’ shares are believed by the Advisor to be harmful to the Funds) and without prior notice. The Funds may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Funds’ performance or whether the shareholder has conducted four round trip transactions within a 12-month period. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests. Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.
Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading. However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at their request, certain information relating to their customers investing in the Funds through non‑disclosed or omnibus accounts. The Funds will use this information to attempt to identify abusive trading practices. Financial Intermediaries are contractually required to follow any instructions
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from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies. However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non‑disclosed and omnibus accounts. As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.
Signature Guarantees. The Funds and/or Transfer Agent may require a signature guarantee for certain requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized transactions.
A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:
•For all redemption requests in excess of $100,000;
•When a redemption request is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•When ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record.
Non‑financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, the Funds and/or Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. The Advisor reserves the right to waive any signature requirement at its discretion.
Low Balance Accounts. The Funds may redeem the shares in your account and send you the proceeds if the value of your account is less than $1,000 ($500 for IRAs) as a result of redemptions you have made. You will be notified that the value of your account is less than the amount mentioned above before the Funds make an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $1,000 ($500 for IRAs) before the Funds take any action.
Householding. In an effort to conserve resources, the Fund intends to reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll free at 1-888-688-1299 to request individual copies of documents; if your shares are held through a Financial Intermediary, please contact them directly. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Unclaimed Property/Lost Shareholder. It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account
37

during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll free at 1‑888‑688‑1299 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Exchanging Shares. You may exchange all or a portion of your investment, from one Congress Fund to any other Congress Fund, by mail or telephone provided you established telephone exchange privileges on your account application. Any new account established through an exchange will be subject to a minimum investment requirement described above. In addition, existing accounts are subject to a minimum exchange requirement of $50. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number) and within the same share class. This exchange privilege may be terminated or modified by a Fund at any time upon a 60-day notice to shareholders. Call the Funds at 1‑888‑688‑1299 to learn more about exchanges.
RULE 12B-1 AND OTHER SERVICE FEES
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b‑1 under the 1940 Act for the Retail Class shares of the Funds. Under the Plan, each Fund is authorized to pay the distributor a fee for the sale and distribution of each Fund’s Retail Class shares and services it provides to shareholders. The maximum amount of the fee authorized is up to 0.25% of each Fund’s average daily net assets annually. Because these fees are paid out of each Fund’s Retail Class share’s assets on an on‑going basis, over time these fees will increase the cost of your investment in the Fund’s shares and may cost you more than paying other types of sales charges.
In addition to paying fees under the Plan, each Fund may pay service fees to Financial Intermediaries such as banks, broker‑dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub‑administration, sub‑transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.
The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.
The Advisor or distributor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non‑cash compensation to Financial Intermediaries who sell shares of the Funds, including affiliates of the Advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b‑1 fees) and service fees paid by the Funds. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Funds’ shareholders. The Advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.
38

DISTRIBUTIONS AND TAXES
Dividends and Distributions
Dividends from net investment income and distributions from net capital gains from the sale of securities are distributed at least annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.
The Funds typically distribute any undistributed net investment income each December. Any net capital gains realized through the period ended October 31 of each year also are typically distributed by December 31 of each year. A Fund may make an additional payment of dividends or distributions if needed to meet certain Internal Revenue Code requirements at another time during the year.
All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gain distributions in cash; or (3) receive all dividends and capital gain distributions in cash. If you wish to change your distribution option, call or write to the Transfer Agent in advance of the record date of the distribution. If you elect to receive dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the Funds’ then current net asset value and to reinvest all subsequent distributions. Distributions made by the Funds will be taxable to shareholders whether received in additional shares or in cash.
Tax Consequences
Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI. The Funds generally operate in a manner such that they will not be liable for federal income or excise taxes on their taxable income and capital gains distributed to shareholders.
The Funds intend to make distributions of dividends and capital gains. In general, Fund distributions are taxable to shareholders as ordinary income or qualified dividend income, which is subject to a maximum federal income tax rate of 20%. The rate of tax you pay on capital gain distributions will depend on how long the Funds held the securities that generated the gains, not on how long you owned your Fund shares. There is no requirement that the Funds take into consideration any tax implications when implementing their strategy. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.
Dividends declared by the Funds in October, November or December to shareholders of record on a specified date in such a month and paid in January will be treated as paid in December of the previous year for tax purposes.
All distributions generally reduce the NAV of the Funds’ shares by the amount of the distribution. If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return of your investment.
Sale of your Fund shares is a taxable event for you. You generally will have a taxable gain or loss on the sale, with the amount determined by comparing the sale price of the shares you sell to your adjusted tax basis at the time of such sale, which generally will be your purchase price with certain adjustments. You are responsible for paying any tax liabilities generated by your transaction.
39

By law, the Funds must withhold as backup withholding a percentage (currently 24%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.
Non-corporate shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for married joint filers generally are subject to a 3.8% Medicare surtax on dividends and capital gains.
This advice was prepared for the Funds. State, local and foreign taxes may also apply. Any person reviewing this discussion should seek advice based on their particular tax situation from an independent tax advisor. Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI.

INDEX DESCRIPTIONS
The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 1000® Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe.
The Russell 2000® Growth Index is a broadly diversified index predominantly made up of growth stocks of small U.S. companies.
Direct investment in an index is not possible.

40

FINANCIAL HIGHLIGHTS
The tables below illustrate the financial performance for the Congress Mid Cap Growth Fund for the periods shown. The tables below also illustrate the Accounting Survivor’s (with respect to Congress Large Cap Growth Fund) and the Predecessor Fund’s (with respect to the Congress Small Cap Growth Fund) financial performance for the periods shown. With respect to the Congress Large Cap Growth Fund, which assumed the performance, financial and other historical information of the Accounting Survivor as a result of the Reorganization, the table includes financial information for the five years ended October 31, 2020 for the Institutional Class shares only because the Accounting Survivor’s Institutional Class shareholders became shareholders of the Congress Large Cap Growth Fund’s Institutional Class shares as a result of the Reorganization. Financial information for the Congress Large Cap Growth Fund’s Retail Class shares is provided only for the period from the date of the Reorganization (September 15, 2017) through October 31, 2021 because no Retail Class shares of the Accounting Survivor were outstanding prior to the Reorganization.
Certain information reflects financial results for a single Fund share. “Total return” illustrates how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The information regarding Congress Mid Cap Growth Fund for the period ended October 31, 2022 has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm. Their report and the Funds’ financial statements are included in the Funds’ annual report which is available upon request. The information regarding the Accounting Survivor, with respect to the Congress Large Cap Growth Fund, for the Institutional Class shares for the years ended October 31, 2018, October 31, 2019, October 31, 2020, October 31, 2021 and October 31, 2022, and for the Retail Class shares for the years ended October 31, 2018 October 31, 2019, October 31, 2020, October 31, 2021 and October 31, 2022 has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report and the Fund’s financial statements are included in the Fund’s annual report which is available upon request. The information regarding the Accounting Survivor, with respect to the Congress Large Cap Growth Fund, for the year ended October 31, 2016 has been audited by another independent registered public accounting firm. The Congress Small Cap Growth Fund has adopted the Financial Statements of the Predecessor Fund. The information regarding the Congress Small Cap Growth Fund for the years ended October 31, 2019, October 31, 2020, October 31, 2021, October 31, 2022 and October 31, 2023 has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report and the Fund’s financial statements are included in the Fund’s annual report which is available upon request. Financial information for the Congress Small Cap Growth Fund (prior to the close of business on September 15, 2017) below represents the financial information of the Predecessor Fund when it was a series of Century Capital Management Trust.
41

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

RETAIL CLASS
	Year Ended October 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$22.90	$36.20	$24.37	$21.65	$18.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.09)	(0.13)	(0.17)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.45	(9.17)	12.58	4.02	3.62
Total from investment operations	0.36	(9.30)	12.41	3.92	3.55

LESS DISTRIBUTIONS:
From net realized gain	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)
Total distributions	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)
Net asset value, end of year	$21.95	$22.90	$36.20	$24.37	$21.65
Total return	1.34%	(28.54)%	51.83%	18.85%	19.60%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$41.7	$43.1	$41.6	$24.8	$26.7
Portfolio turnover rate	40%	16%	14%	27%	26%

RATIOS:
Expenses to average net assets	1.04%	1.03%	1.04%	1.05%	1.08%
Net investment income (loss) to average net assets	(0.37)%	(0.50)%	(0.56)%	(0.46)%	(0.38)%
(1)    Calculated based on the average number of shares outstanding.
The accompanying notes are an integral part of these financial statements.
42

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

INSTITUTIONAL CLASS
	Year Ended October 31,
	2023	2022	2021	2020		2019
Net asset value, beginning of year	$23.44	$36.88	$24.75	$21.92		$18.81

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.03)	(0.07)	(0.10)	(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments	0.45	(9.37)	12.81	4.08		3.66
Total from investment operations	0.42	(9.44)	12.71	4.03		3.63

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.00)	(2)	(0.00)	(2)
From net realized gain	(1.31)	(4.00)	(0.58)	(1.20)		(0.52)
Total distributions	(1.31)	(4.00)	(0.58)	(1.20)		(0.52)
Net asset value, end of year	$22.55	$23.44	$36.88	$24.75		$21.92
Total return	1.57%	(28.37)%	52.25%	19.15%		19.86%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$1,127.6	$1,192.2	$1,706.8	$1,242.7		$1,049.2
Portfolio turnover rate	40%	16%	14%	27%		26%

RATIOS:
Expenses to average net assets	0.79%	0.78%	0.79%	0.80%		0.83%
Net investment income (loss) to average net assets	(0.12)%	(0.26)%	(0.30)%	(0.21)%		(0.13)%
(1)    Calculated based on the average number of shares outstanding.
(2)    Does not round to $0.01 or $(0.01), as applicable.
The accompanying notes are an integral part of these financial statements.
43

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

INSTITUTIONAL CLASS
	Year Ended October 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$33.69	$47.54	$37.89	$32.67	$29.11

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.16	0.16	0.08	0.10	0.17
Net realized and unrealized gain (loss) on investments	4.72	(9.45)	12.87	7.60	5.01
Total from investment operations	4.88	(9.29)	12.95	7.70	5.18

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.06)	(0.10)	(0.16)	(0.15)
From net realized gain	(1.14)	(4.50)	(3.20)	(2.32)	(1.47)
Total distributions	(1.34)	(4.56)	(3.30)	(2.48)	(1.62)
Net asset value, end of year	$37.23	$33.69	$47.54	$37.89	$32.67
Total return	14.93%	(21.69)%	36.50%	25.27%	18.94%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$419.8	$377.5	$501.8	$390.5	$327.2
Portfolio turnover rate	22%	23%	19%	25%	20%

RATIOS:
Expenses to average net assets	0.69%	0.69%	0.68%	0.70%	0.71%
Net investment income (loss) to average net assets	0.44%	0.42%	0.18%	0.29%	0.56%
(1)    Calculated based on the average number of shares outstanding.
The accompanying notes are an integral part of these financial statements.
44

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

RETAIL CLASS
	Year Ended October 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$33.43	$47.27	$37.71	$32.51	$29.04

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.08	0.06	(0.03)	0.03	0.09
Net realized and unrealized gain (loss) on investments	4.68	(9.40)	12.80	7.57	4.99
Total from investment operations	4.76	(9.34)	12.77	7.60	5.08

LESS DISTRIBUTIONS:
From net investment income	(0.10)	—	(0.01)	(0.08)	(0.14)
From net realized gain	(1.14)	(4.50)	(3.20)	(2.32)	(1.47)
Total distributions	(1.24)	(4.50)	(3.21)	(2.40)	(1.61)
Net asset value, end of year	$36.95	$33.43	$47.27	$37.71	$32.51
Total return	14.67%	(21.90)%	36.14%	25.00%	18.61%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$2.5	$2.7	$4.0	$3.0	$3.9
Portfolio turnover rate	22%	23%	19%	24%	20%

RATIOS:
Expenses to average net assets	0.94%	0.94%	0.93%	0.95%	0.96%
Net investment income (loss) to average net assets	0.22%	0.17%	(0.07)%	0.08%	0.31%
(1)    Calculated based on the average number of shares outstanding.
The accompanying notes are an integral part of these financial statements.
45

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

INSTITUTIONAL CLASS
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$34.19	$49.69	$30.76	$29.25	$29.24

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.17)	(0.23)	(0.33)	(0.18)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.35)	(8.46)	21.83	3.97	2.55
Total from investment operations	(0.52)	(8.69)	21.50	3.79	2.46

LESS DISTRIBUTIONS:
From net realized gain	—	(6.81)	(2.57)	(2.28)	(2.45)
Total distributions	—	(6.81)	(2.57)	(2.28)	(2.45)
Net asset value, end of year	$33.67	$34.19	$49.69	$30.76	$29.25
Total return	(1.52)%	(19.95)%	73.96%	13.78%	9.41%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$646.3	$321.1	$127.3	$43.0	$34.7
Portfolio turnover rate	32%	23%	50%	44%	21%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.07%	1.10%	1.14%	1.24%	1.28%
After fees waived and expenses absorbed	1.00%	1.00%	1.00%	1.00%	1.00%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.53)%	(0.74)%	(0.92)%	(0.86)%	(0.62)%
After fees waived and expenses absorbed	(0.46)%	(0.64)%	(0.78)%	(0.62)%	(0.34)%
(1)    Calculated based on the average number of shares outstanding.
The accompanying notes are an integral part of these financial statements.
46

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

RETAIL CLASS
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$29.87	$44.39	$27.78	$26.69	$26.95

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.22)	(0.29)	(0.39)	(0.22)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.31)	(7.42)	19.57	3.59	2.33
Total from investment operations	(0.53)	(7.71)	19.18	3.37	2.19

LESS DISTRIBUTIONS:
From net realized gain	—	(6.81)	(2.57)	(2.28)	(2.45)
Total distributions	—	(6.81)	(2.57)	(2.28)	(2.45)
Net asset value, end of year	$29.34	$29.87	$44.39	$27.78	$26.69
Total return	(1.77)%	(20.15)%	73.51%	13.51%	9.19%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$109.1	$86.0	$89.0	$45.7	$44.5
Portfolio turnover rate	32%	23%	50%	44%	21%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.32%	1.34%	1.39%	1.49%	1.49%
After fees waived and expenses absorbed	1.25%	1.25%	1.25%	1.25%	1.21%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.77)%	(0.97)%	(1.17)%	(1.10)%	(0.82)%
After fees waived and expenses absorbed	(0.70)%	(0.88)%	(1.03)%	(0.86)%	(0.54)%
(1)    Calculated based on the average number of shares outstanding.
The accompanying notes are an integral part of these financial statements.
47

PRIVACY NOTICE
The Funds collect non‑public personal information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us verbally; and/or
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non‑public personal information and require third parties to treat your non‑public personal information with the same high degree of confidentiality.
In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker‑dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non‑public personal information would be shared with unaffiliated third parties.

Congress Mid Cap Growth Fund
Congress Large Cap Growth Fund
Congress Small Cap Growth Fund
You can find more information about the Funds in the following documents:
Statement of Additional Information (“SAI”)
The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference. It is legally considered a part of this Prospectus.
Annual and Semi‑Annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi‑annual reports to shareholders and in Form N-CSR. The Funds’ annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You can obtain a free copy of these documents, request other information or make general inquiries about the Funds by contacting the Funds at:
Congress Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201‑0701
1-888-688-1299
https://congress-mutual-funds.web.app
Shareholder reports and other information about the Funds are also available:
•Free of charge from the Fund’s website at https://congress-mutual-funds.web.app.
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
•For a fee, by email request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811‑05037.)

CONGRESS SMid GROWTH ETF
(CSMD)

CONGRESS LARGE CAP GROWTH ETF
(CAML)

Listed on NYSE Arca, Inc.

PROSPECTUS
February 28, 2024

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Congress SMid Growth ETF
Investment Objective
The Congress SMid Growth ETF (the “SMid Fund” or “Fund”) seeks long‑term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the SMid Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.68%
(1) Under the Investment Advisory Agreement, Congress Asset Management Company, LLP (the “Adviser”) has agreed to pay all expenses of the Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period ended October 31, 2023, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small and mid-capitalization companies (“SMid-capitalization companies”). The Fund invests primarily in publicly traded stocks of U.S. companies which the Adviser considers to have a small to mid-size market capitalization. The Fund defines SMid-capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2500™ Growth Index. As of the last reconstitution date, June
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26, 2023, the market capitalization of companies in the Russell 2500™ Growth Index ranged from $17.8 million to $17.3 billion. The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small-capitalization mid-capitalization and large-capitalization companies. The Fund may invest up to 20% of its total assets in U.S. dollar denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. The Fund invests in companies that the Adviser believes are experiencing or will experience earnings growth. The Adviser employs a “bottom-up” approach to research and stock selection, which means that the Adviser bases its investments on a company’s future prospects and not on any significant economic or market cycle. The Adviser also uses a growth-style approach to selecting securities with a focus on high quality companies. The Adviser’s fundamental approach emphasizes earnings growth and free cash flow. The Fund may, from time to time, have significant exposure to one or more sectors of the market. The Fund may also invest in other registered investment companies, including ETFs.

The Adviser may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.

Principal Risks of Investing in the SMid Fund
There is a risk that you could lose all or a portion of your investment in the SMid Fund. The following risks are considered principal to the SMid Fund and could affect the value of your investment in the Fund:

•Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

•Growth Style Investment Risk: Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•Foreign Investment Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return
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that corresponds precisely with that of the underlying foreign shares. GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the SMid Fund, regardless of the order in which it appears.

•ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares: Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading: Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant
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periods of volatility in recent years and months due to a number of economic, political and global macro factors which has resulted in disruptions to business operations and supply chains, stress on the global health care system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S., and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse affects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may continue to do so.

•Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.
•Management Risk: The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•Newer Fund Risk: The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision.
Performance Information
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at https://etfs.congressasset.com.
Investment Adviser
Congress Asset Management Company, LLP.
Portfolio Managers
Nancy T. Huynh, Senior Vice President, Adviser; Portfolio Manager for the Fund since its inception in August 2023, and Chair of the SMid Growth Investment Policy Committee.
Daniel A. Lagan, CFA, CEO/CIO, Adviser; Portfolio Manager for the Fund since its inception in August 2023, and co-Chair of the SMid Growth Investment Policy Committee.

Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
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Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://etfs.congressasset.com.
Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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SUMMARY SECTION
Congress Large Cap Growth ETF
Investment Objective
The Congress Large Cap Growth ETF (the “Large Cap Fund” or “Fund”) seeks long‑term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Large Cap Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.65%
(1) Under the Investment Advisory Agreement, Congress Asset Management Company, LLP (the “Adviser”) has agreed to pay all expenses of the Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Example
The Example below is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover
The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period ended October 31, 2023, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund attempts to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies. The Fund defines large-capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 1000® Growth Index. As of June 26, 2023, the market capitalization of companies in the Russell 1000® Growth Index ranged from approximately $504 million
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to $2,913 billion. The Fund may invest any portion of the remaining 20% of its net assets from time to time in equity securities of small-capitalization and mid-capitalization companies. Equity securities in which the Fund may invest include common stock and preferred stock. The Fund may also invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. The Adviser employs a “bottom-up” approach to stock selection which means that the Adviser chooses the ETF’s investments based on a company’s future prospects and not on any significant economic or market cycle. The Adviser also uses a growth style approach to select securities with a focus on high quality companies. The Adviser’s fundamental approach emphasizes growth of earnings and free cash flow. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of October 31, 2023, 31.8% of the Fund’s net assets were invested in securities within the information technology sector.The Fund may also invest in other registered investment companies, including ETFs.

The Adviser may sell a security for a number of reasons including, but not limited to, if it determines that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.

Principal Risks of Investing in the Large Cap Fund
There is the risk that you could lose all or a portion of your investment in the Large Cap Fund. The following risks are considered principal to the Large Cap Fund and could affect the value of your investment in the Fund:
•Large Companies Risk: The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Growth Style Investment Risk: Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
•Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
•Foreign Investment Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares. GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.
•Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

◦Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

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The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Large Cap Fund, regardless of the order in which it appears.

•ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares: Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading: Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors which has resulted in disruptions to business operations and supply chains, stress on the global health care system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S., and trade tensions also contribute to market volatility. Conflict, loss of life and disaster
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connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse affects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may continue to do so.

•Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

•Management Risk: The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•Newer Fund Risk: The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision.

•Small and Medium Companies Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Performance Information
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at https://etfs.congressasset.com.
Investment Adviser
Congress Asset Management Company, LLP.
Portfolio Managers
Matthew Lagan, CFA, Vice President, Adviser; Portfolio Manager for the Fund since its inception in August 2023, and Chair of the Large Cap Growth Investment Policy Committee.
Daniel A. Lagan, CFA, CEO/CIO, Adviser; Portfolio Manager for the Fund since its inception in August 2023, and co-Chair of the Large Cap Growth Investment Policy Committee.

Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://etfs.congressasset.com.
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Tax Information
The Large Cap Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax‑deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES & RISKS
This Prospectus offers shares of the Congress SMid Growth ETF and Congress Large Cap Growth ETF.
Investment Objective

The Congress SMid Growth ETF seeks long‑term capital appreciation. The Congress Large Cap Growth ETF seeks long‑term capital growth. The investment objective of each Fund is non‑fundamental; that is, it can be changed by a vote of the Board of Trustees alone and without a shareholder vote upon at least 60 days’ prior written notice to shareholders. The objective and strategies description for each Fund tells you:
•what the Fund is trying to achieve;
•how the Adviser intends to invest your money; and
•what makes each Fund different from the other Fund offered in this Prospectus.
Principal Investment Strategies
The Funds will provide at least 60 days’ prior written notice to shareholders of a change in a Fund’s policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the type of investments suggested by each Fund’s name.
Temporary Defensive Position. Generally, the Adviser does not attempt to “time” the market, such as by shifting all or a significant portion of the portfolio in or out of the market in anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions. However, in order to respond to adverse market, economic, political or other conditions, each Fund may assume a temporary defensive position by reducing investments in equities and/or increasing investments in short‑term fixed income securities. Each Fund may also invest without limit in cash and high quality cash equivalents such as investment grade commercial paper and other money market instruments. During such times, a Fund may not achieve its investment objective to the extent it makes temporary and/or cash investments. A defensive position, taken at the wrong time, may have an adverse impact on a Fund’s performance.
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Principal Investment Risks
Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in a Fund. The value of your investment in a Fund will fluctuate with the prices of the securities in which the Funds invest. The principal risks of investing in the Funds are discussed in more detail below in order of relevance to the Funds:
Small and Medium Companies Risk. Because investing in smaller‑sized companies may have more risk than investing in larger, more established companies, such an investment by a Fund may have the following additional risks:
•The earnings and prospects of small‑ or medium‑sized companies are more volatile than those of larger‑sized companies;
•Small‑ and medium‑sized companies may experience higher failure rates than larger‑sized companies;
•Analysts and other investors typically follow these companies less actively and information about these companies is not always readily available;
•The trading volume of securities of small‑ and medium‑sized companies is normally lower and such securities may be less liquid than those of larger‑sized companies, which may disproportionately affect their stock prices, and may cause their stock prices to fall more in response to selling pressure than is the case with larger‑sized companies; and
•Small‑ and medium‑sized companies may have limited markets, product lines, or financial resources and may lack management experience, making these companies more susceptible to economic and market setbacks.
For these and other reasons, the security prices of small‑ and medium‑capitalization companies may fluctuate more significantly than the security prices of large‑capitalization companies. The smaller the company, the greater effect these risks may have on that company’s operations and performance. As a result, such an investment by a Fund may exhibit a higher degree of volatility than the general domestic securities market.
Large Companies Risk. Large company stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid‑sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. Thus, a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a faster rate than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. During periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.
Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods
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of time. When the value of a Fund’s securities goes down, your investment in each Fund decreases in value. If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.
Foreign Investment Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect a Fund’s investments in a foreign company. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of a Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for the shares. A Fund’s investments in foreign securities may be in the form of depositary receipts, such as GDRs, which are issued by U.S. depository banks and evidence ownership of the underlying securities. GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted. GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Investments in GDRs, involve risks similar to those accompanying direct investments in foreign securities.
Sector-Focus Risk. Investing a significant portion of a Fund’s assets in one sector of the market exposes each Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. If a Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on each Fund than a fund that is not overweighted in that sector.
Information Technology Sector Risk (Large Cap Fund). Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions.  Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
The remaining risks are considered “principal risks” of investing in the Funds, regardless of the order in which they appear.
Management Risk. Management risk describes each Fund’s ability to meet their investment objective based on the Adviser’s success or failure to implement investment strategies for a Fund. The value of your investment in each Fund is subject to the effectiveness of the Adviser and the Adviser’s research, analysis and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in each Fund’s portfolio may
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underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global health care system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S., and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse affects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may continue to do so.
Newer Fund Risk. Each Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision.
Investments in Other Investment Companies. Investments in other investment companies, including ETFs (which may, in turn, invest in stocks, bonds, and other financial vehicles), involve substantially the same risks as investing directly in the instruments held by these entities. However, the investment may involve duplication of certain fees and expenses. By investing in an investment company or ETF, a Fund becomes a shareholder of that fund. As a result, Funds’ shareholders indirectly bear their proportionate share of the investment company’s or ETF’s fees and expenses which are paid by the Funds’ as a shareholder of the fund. These fees and expenses are in addition to the fees and expenses that Funds’ shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the Fund’s investment in that fund may adversely affect the Funds’ performance.
ETF Risks. Each Fund is an ETF, and, as a result of an ETF’s structure, they are exposed to the following risks:
APs, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and
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market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Fund shares is falling fastest, which may be the time that you most want to sell your Fund shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

PORTFOLIO HOLDINGS INFORMATION

Information about each Fund’s daily portfolio holdings will be available at https://etfs.congressasset.com. A complete description of each Fund’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

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MANAGEMENT OF THE FUNDS
Investment Adviser
Congress Asset Management Company, LLP, serves as the investment adviser and has overall responsibility for the general management and administration of the Funds. The Adviser is a registered investment adviser with offices located at 2 Seaport Lane, Boston, Massachusetts 02210. The Adviser was founded in 1985, and serves as investment adviser to high net worth individuals and institutions. As of December 31, 2023, the Adviser managed approximately $20.7 billion in assets under advisement. Subject to the general supervision of the Board, the Adviser is responsible for managing each Fund in accordance with its investment objective and policies, and making decisions with respect to, and placing orders for, all purchases and sales of portfolio securities. The Adviser also maintains related records for the Funds.

The Adviser provides the Funds advice on buying and selling securities. The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. For the services it provides to the Congress SMid Growth ETF, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.68% based on the Fund’s average daily net assets. For the services it provides to the Congress Large Cap Growth ETF, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.65% based on the Fund’s average daily net assets. For the fiscal period August 21, 2023 (commencement of operations) through October 31, 2023, each Fund paid the Adviser 0.13% of the respective Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

A discussion regarding the basis for the Board’s approval of the Funds’ Investment Advisory Agreement between the Adviser and the Trust with respect to the Funds is available in the Funds’ annual report to shareholders for the fiscal period ended October 31, 2023.

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Portfolio Managers

Portfolio Managers/Funds	Bio
Daniel A. Lagan, MBA, CFA Congress Large Cap Growth ETF Congress SMid ETF Since Inception August 2023	Mr. Daniel Lagan is a Chartered Financial Analyst charter holder. Since July 1999, Mr. Lagan has served as CEO/CIO of, and as a Portfolio Manager for, the Advisor and is jointly and primarily responsible for day‑to‑day management of the Large Cap Growth ETF and the SMid ETF. Mr. Lagan is the co-Chair of both the Large Cap Growth and the SMid Growth Investment Policy Committee. From August 1989 to June 1999, Mr. Lagan served as Executive Vice President and Portfolio Manager for the Advisor. Prior to joining the Advisor in 1989, Mr. Lagan served as an auditor for PricewaterhouseCoopers. Mr. Lagan holds a Bachelor of Arts degree in Accounting from St. Michael’s College and a Masters of Business Administration degree in Finance from Boston College.

Nancy T. Huynh Congress SMid ETF Since Inception August 2023	Ms. Nancy T. Huynh is a Portfolio Manager at CAM. Ms. Huynh is Chair of the SMid Growth Investment Policy Committee. She is a member of the Large Cap Growth and Multi-Cap Growth Investment Policy Committees. Ms. Huynh holds a Bachelor of Arts degree in International Relations from Colby College and a Masters degree in Management with a concentration in Finance from Harvard University.

Matthew Lagan, MBA, CFA Congress Large Cap Growth ETF Since Inception August 2023	Mr. Matthew Lagan has been with Congress Asset Management since 2003. He chairs the firm’s Large Cap Growth Investment Committee. He is also a member of the SMid Growth Investment Committee and the Impact Investing Investment Committee. Since 2013, he has been a member of the Management Committee, which formulates the firm’s overall strategic direction. Matt is a CFA charterholder, and a member of the CFA Society Boston and CFA Institute. Mr. Lagan holds a Bacheler of Science from Bridgewater State College and a Masters of Business Administration from University College Dublin.

The Funds’ combined SAI provides additional information about each of the Portfolio Manager’s compensation, other accounts managed by the Portfolio Managers, and each of the Portfolio Manager’s ownership of securities in the Funds.

ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES
HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
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Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by a Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The NAV of each Fund’s Shares is calculated each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). If the NYSE closes before 4:00 p.m. Eastern Time, as it occasionally does, the NAV Calculation Time will be the time the NYSE closes. Each Fund’s NAV per share is calculated by dividing each Fund’s net assets by the number of Fund Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued by the Adviser at fair value pursuant to procedures established by the Adviser and approved by the Board (as described below).
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Fair Value Pricing

The Board designated the Adviser as the “valuation designee” for the Funds under Rule 2a-5 of the 1940 Act subject to its oversight. The Adviser and the Trust have adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing a security, the valuation designee will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-approved valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the security upon the sale of such security.

Dividends and Distributions

Each Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually. Each Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of each Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for each Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Investments by Registered Investment Companies

Section 12 of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. However, registered investment companies are permitted to invest in each Fund beyond the limits set forth in section 12 when they comply with rules adopted by the SEC and comply with the necessary conditions.

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ADDITIONAL TAX INFORMATION
Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws. This summary does not apply to Shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

Each Fund will elect and intends to continue to qualify each year for treatment as a RIC. If a Fund meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange; and when you purchase or redeem Creation Units (APs only).

Taxes on Distributions

Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Funds as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Funds received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations. A Fund’s investment strategy may limit the amount of distributions eligible for treatment as qualified dividend
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income in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders.

Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from a Fund.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage (currently 24%) of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.

Taxes When Shares Are Sold on the Exchange

Provided that a shareholder holds Shares as capital assets, any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.

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The cost basis of Shares of a Fund acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether the wash sales rule applies and when a loss might be deductible.

Each Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. Such Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause such Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Foreign Investments by the Funds

Interest and other income received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of a Fund’s assets consists of certain foreign stock or securities, each such Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective Shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If a Fund does not so elect, each such Fund will be entitled to claim a deduction for certain foreign taxes incurred by such Fund. A Fund (or your broker) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Net Investment Income Tax

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

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The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION
The Distributor, Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Adviser, out of its own resources and legitimate profits and without additional cost to a Fund or its shareholders, may provide cash payments to certain intermediaries, sometimes referred to as revenue sharing. These payments are in addition to or in lieu of any amounts payable to financial intermediaries under the Rule 12b-1 Plan. The Adviser may make revenue sharing payments to intermediaries for shareholder services or distribution-related services, such as: marketing support services; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; and inclusion of a Fund on a sales list, including a preferred or select sales list, and in other sales programs. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the Shares sold. From time to time, and in accordance with applicable rules and regulations, the Adviser may also provide non-cash compensation to representatives of various intermediaries who sell Shares or provide services to a Fund’s shareholders. In addition, the Adviser has engaged and pays variable compensation to an SEC-registered broker-dealer and investment adviser for consulting services on marketing strategies and for due diligence, education, training, and support services. The Adviser pays these consulting and support service fees from its own resources and not from the assets of a Fund.

PREMIUM/DISCOUNT INFORMATION

The Funds are new and therefore do not have any information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund.

ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares.

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Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser, the Exchange, and each Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.

Shareholder Derivative Actions
The governing instruments of the Funds state that shareholders have power to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders.

The Trust’s Declaration of Trust provides that the Business Litigation Section of the Superior Court of the Commonwealth of Massachusetts sitting in Suffolk County, Massachusetts shall be the exclusive forum in which certain types of litigation may be brought. Any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust shall be (i) deemed to have notice of and consented to the provisions of this provision, and (ii) deemed to have waived any argument relating to the inconvenience of the judicial forum referenced above in connection with any action or proceeding described in provision. This provision does not apply to federal security law claims.

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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Funds’ financial performance for the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report dated October 31, 2023, which is available upon request.

LARGE CAP GROWTH ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

Period Ended October 31,
2023(1)

Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.01
Net realized and unrealized gain (loss) on investments	(0.75)
Total from investment operations	(0.74)

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	—
Total distributions	—
Net asset value, end of period	$24.26
Total return	(2.95)%(4)

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$13.1
Portfolio turnover rate	7%(4)(5)

RATIOS:
Expenses to average net assets	0.65%(3)
Net investment income (loss) to average net assets	0.20%(3)
(1) Congress Large Cap Growth ETF commenced operations on August 21, 2023. Information presented is for the period from August 21, 2023 to October 31, 2023.
(2) Calculated based on the average number of shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) Excludes impact of in-kind transactions.

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SMID GROWTH ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

Period Ended October 31,
2023(1)

Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.00(6)
Net realized and unrealized gain (loss) on investments	(2.32)
Total from investment operations	(2.32)

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	—
Total distributions	—
Net asset value, end of period	$22.68
Total return	(9.28)%(4)

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$11.3
Portfolio turnover rate	1%(4)(5)

RATIOS:
Expenses to average net assets	0.68%(3)
Net investment income (loss) to average net assets	0.06%(3)

(1) Congress SMid Growth ETF commenced operations on August 21, 2023. Information presented is for the period from August 21, 2023 to October 31, 2023.
(2) Calculated based on the average number of shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) Excludes impact of in-kind transactions.
(6) Does not round to $0.01 or $(0.01), as applicable.

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Congress Large Cap Growth ETF
Congress SMid Growth ETF
You can find more information about the Funds in the following documents:
Statement of Additional Information (“SAI”)
The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference. It is legally considered a part of this Prospectus.
Annual and Semi‑Annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi‑annual reports to shareholders and in Form N-CSR. The Funds’ annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You can obtain a free copy of these documents, request other information or make general inquiries about the Funds by contacting the Funds at:
Congress ETFs
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201‑0701
1-888-688-1299
https://etfs.congressasset.com
Shareholder reports and other information about the Funds are also available:
•Free of charge from the Funds’ website at https://etfs.congressasset.com.
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
•For a fee, by email request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811‑05037.)
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STATEMENT OF ADDITIONAL INFORMATION
February 28, 2024
CONGRESS MID CAP GROWTH FUND
Retail Class – Ticker: CMIDX
Institutional Class – Ticker: IMIDX
CONGRESS LARGE CAP GROWTH FUND
Retail Class – Ticker: CAMLX
Institutional Class – Ticker: CMLIX
CONGRESS SMALL CAP GROWTH FUND
Retail Class – Ticker: CSMVX
Institutional Class – Ticker: CSMCX
2 Seaport Lane
Boston, Massachusetts 02210
1-888-688-1299
This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated February 28, 2024, as may be revised, of the Congress Mid Cap Growth Fund (the “Mid Cap Fund”), the Congress Large Cap Growth Fund (the “Large Cap Fund”), and the Congress Small Cap Growth Fund (the “Small Cap Fund,”) together with the “Mid Cap Fund,” and the “Large Cap Fund,” (the “Funds”), advised by Congress Asset Management Company, LLP (the “Advisor”), each a series of Professionally Managed Portfolios (the “Trust”). A copy of the Funds’ Prospectus is available by calling the number listed above.
Some of the financial information in this SAI relating to the Congress Large Cap Growth Fund is that of the Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”), which was acquired by the Congress Large Cap Growth Fund in a reorganization that was effective on September 15, 2017 (the “Reorganization”). Upon completion of the Reorganization, the Congress Large Cap Growth Fund assumed the performance, financial and other historical accounting information of the Accounting Survivor, including the adoption of the Accounting Survivor’s fiscal year end of October 31.
The Funds’ most recent Annual Report to shareholders for the year ended October 31, 2023 is available, without charge, upon request by calling the number listed above. The financial statements, accompanying notes and report of independent registered public accounting firm, Tait, Weller & Baker LLP, appearing in the Annual Report are incorporated into this SAI by reference to the Funds’ Annual Report as filed with the Securities and Exchange Commission (“SEC”).

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THE TRUST
The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. Prior to May 1991, the Trust was known as the Avondale Investment Trust. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may, from time to time, issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Funds.
The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.
The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any shareholder held personally liable for obligations of the Funds or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet its obligations.
Retail and Institutional Class shares of the Mid Cap Fund commenced operations on October 31, 2012.
Retail Shares of the Large Cap Fund commenced operations on March 31, 2009. Prior to April 30, 2010, the Large Cap Fund’s Retail Shares were an unnamed class of shares. Institutional Shares of the Large Cap Fund commenced operations on April 30, 2010. Prior to April 30, 2012, Retail Shares were known as Class R Shares and Institutional Shares were known as Class I Shares. The Accounting Survivor commenced operations in March 1928. As of the date of the Reorganization, the Accounting Survivor did not have any Retail Class shares outstanding.
The Century Small Cap Select Fund (the “Predecessor Fund”) was organized as a diversified series of Century Capital Management Trust in August 1999, with the Institutional Class commencing operations on December 9, 1999 and the Investor Class commencing operations on February 24, 2000. Effective at the close of business on September 15, 2017, the Predecessor Fund reorganized into a newly formed series of the Trust named the Congress Small Cap Growth Fund. The Predecessor Fund’s Institutional Class reorganized into the Small Cap Fund’s Institutional Class and the Predecessor Fund’s Investor Class reorganized into the Small Cap Fund’s Retail Class. The Predecessor Fund’s fiscal year was from November 1 to October 31.
The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series of the Trust. Effective September 15, 2017, the Mid Cap Fund and the Large Cap Fund changed their fiscal years to commence on November 1 and end on October 31, each year. The Small Cap Fund’s fiscal year is from November 1 to October 31. The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
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INVESTMENT POLICIES AND RISKS
The Funds are diversified. This means that as to 75% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a Fund purchases a security. If a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, that Fund may have a greater percentage of its assets invested in securities of fewer issuers. The Fund would then be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal securities laws.
All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. As a result, the actual investments making up a Fund’s portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities or market capitalizations of the issuers of securities held by the Fund.
The following information supplements the discussion of the Funds’ principal investment strategies as set forth in the combined Prospectus. The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.
Market and Regulatory Risk.
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics, and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Equity Securities.
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Funds may invest. All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a
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Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Funds to the risk that the issuer may discontinue paying dividends.
Common Stocks.
Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to a Fund.
Preferred Stocks.
Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to other income securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer’s board. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible Securities.
Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.
Smaller Company Equity Securities.
As discussed in the Prospectus, the Funds invest in the equity securities of companies with small market capitalizations. Such investments may involve greater risk than is usually associated with larger, more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with small market capitalizations often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalizations or market averages in general. Therefore, to the extent the Funds invest in securities with small market capitalizations, the net asset value of a Fund may fluctuate more widely than market averages.
4

Other Investment Companies.
Each Fund may invest in the securities of other registered investment companies, including money market mutual funds, subject to the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”). Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.
Each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company (other than money market fund) will be owned by a Fund, or it affiliated persons, as a whole. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portion of each other investment company’s advisory and operational expenses.
Section 12(d)(1)(A) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies. The acquisition of shares by the Funds in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by Rule and/or an exemptive order obtained by the other registered investment companies that permits the Funds to invest in the other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Funds enter into an agreement with the other registered investment companies regarding the terms of the investment.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company (other than money market funds) is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (e.g., 8.5%).

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 permits more types of fund of fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.
Exchange-Traded Funds.
The Fund may also invest in shares of exchange-traded funds (“ETFs”). ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at their current market price, which may be more or less than their net asset value (“NAV”). Investors in the Fund should be aware that index-based ETFs are subject to “tracking
5

risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.
As a purchaser of ETF shares on the secondary market, the Fund are subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF’s issuers.
Foreign Securities.
The Funds may invest their assets in U.S. dollar-denominated foreign equity securities including in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. The Mid Cap Fund and the Large Cap Fund may each invest up to 20% of its total assets in foreign securities. The Small Cap Fund may invest in foreign securities without limit, but such investments are not expected to exceed 20% of the Small Cap Fund’s total assets. In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company is legally organized. The weight given to each of these factors will vary depending upon the circumstances. Investments in foreign securities may involve a greater degree of risk than those in domestic securities.
ADRs in registered form are dollar‑denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and they represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, a Fund may avoid currency risk during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security.
Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.
Brexit.
The United Kingdom formally left the European Union (“EU”) on January 31, 2020 (a measure commonly referred to as “Brexit”). Following the withdrawal, in December 2020, the United Kingdom and the EU entered into a new trading relationship. The agreement allows for continued trading free of tariffs, but institutes other new requirements for trading between the United Kingdom and the EU.  Even with a new trading relationship having been established, Brexit could continue to affect European or worldwide political, regulatory, economic, or market conditions. There is the possibility that there will continue to be considerable uncertainty about the potential impact of these developments on United Kingdom, European and global economies and markets. There is also the possibility of withdrawal movements within other EU countries and the possibility of additional political, economic and market uncertainty and instability. Brexit and any similar developments may have negative effects on economies and markets, such as increased volatility and illiquidity and potentially lower economic growth in the United Kingdom, EU and globally, which may adversely affect the value of a Fund’s investments. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could result in losses to the Fund, as there may be
6

negative effects on the value and liquidity of the Fund’s investments and/or the Fund’s ability to enter into certain transactions.
Commercial Paper and Short-Term Notes.
The Funds may invest a portion of their assets in commercial paper and short‑term notes. Commercial paper consists of unsecured promissory notes issued by companies. Issues of commercial paper and short‑term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A‑2” or higher by Standard & Poor’s Ratings Group or “Prime‑1” or “Prime‑2” by Moody’s Investors Service, Inc., similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix A.
Certificates of Deposit, Bankers’ Acceptances and Time Deposits.
The Funds may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions if the principal amount of such bank obligations are fully insured by the U.S. government.
In addition to buying certificates of deposit and bankers’ acceptances, the Funds also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Corporate Debt Securities.
Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. The ratings of debt securities are described in Appendix A.
U.S. Treasury Securities.
The Small Cap Fund may invest in U.S. Treasuries. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the U.S. Treasury. U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance. Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.
Illiquid Investments and Restricted Securities.
Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date a Fund purchases an illiquid investment. It is possible that a Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.
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Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct transactions in those securities.
Repurchase Agreements.
The Funds may enter into repurchase agreements. However, each Fund may not invest more than 15% of its net assets in repurchase agreements. For purposes of the 1940 Act, a repurchase agreement may be deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker‑dealers with the SEC or exempt from such registration. A Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.
Because a repurchase agreement may be deemed to be a loan under the 1940 Act, it is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by a Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes the transaction as a loan, and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Advisor seeks to minimize the risk of loss through
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repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the security.
Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, each Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by a Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.
Borrowing.
Currently, the 1940 Act permits the Funds to borrow money from banks in amounts of up to one‑third of a Fund’s total assets (including the amount borrowed). To the extent permitted by the 1940 Act, or the rules and regulations thereunder, a Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as the clearance of portfolio transactions. To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase a Fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of a Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund's net investment income in any given period.
The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Each Fund will reduce its borrowing amount within three days, if that Fund’s asset coverage falls below the amount required by the 1940 Act.
Securities Lending.
Each Fund reserves the right, pending receipt of Board approval, to lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio, subject to a maximum of 33% of a Fund’s total assets. The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value
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of the loaned securities is more than one‑third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. The Funds might experience the risk of loss if the institution with which they have engaged in a portfolio loan transaction breaches its agreement with the Funds. In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Funds could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the Funds may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Funds will have to cover the loss when repaying the collateral.
Any loans of portfolio securities are fully collateralized based on values that are marked‑to‑market daily. Any securities that the Funds may receive as collateral will not become part of the Funds’ investment portfolio at the time of the loan and, in the event of a default by the borrower, the Funds will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Funds are permitted to invest. During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed‑upon fee from a borrower that has delivered cash-equivalent collateral.
Reverse Repurchase Agreements.
The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with each Fund’s investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities at the mutually agreed-upon date and price. The Funds would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Rule 18f-4 under the 1940 Act permits a Fund to enter into reverse repurchase agreements, provided that the Fund treats the reverse repurchase agreements as a borrowing subject to the asset coverage requirements under the 1940 Act (see “Borrowing" above).
The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, a Fund’s earnings or NAV will increase faster than otherwise would be the case. Conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. The Funds will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.
Sector Focus.
The Funds may invest greater than 25% of their assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology, real estate, utilities, and communications services. If a Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
Information Technology Risk. As of October 31, 2022, the Mid Cap Fund and Large Cap Fund each invested greater than 25% of their assets in the information technology sector. The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.
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Use of Derivatives, Hedging and Income Transactions.
The Funds are prohibited from investing in derivatives, excluding certain currency and interest rate hedging transactions. This restriction is not fundamental and may be changed by the Funds without a shareholder vote. If the Funds do determine to invest in derivatives in the future, they will comply with Rule 18f-4 under the 1940 Act.

Special Risks Related to Cyber Security.
The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause the Funds’ investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.
Temporary Defensive Positions.
The Funds may take temporary defensive measures that are inconsistent with a Fund’s normal investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Advisor.  Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments.
INVESTMENT RESTRICTIONS
The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Funds. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Funds represented at a meeting at which the holders of more than 50% of the Funds’ outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Funds.
As a matter of fundamental policy, the Funds may not:
1.With respect to 75% of its total assets, invest more than 5% of their total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer;
2.As discussed in more detail on p. B-9, borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority. Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions;
3.Act as underwriter (except to the extent the Funds may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);
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4.Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or group of industries (other than U.S. government securities);
5.Purchase or sell real estate, unless acquired as a result of ownership of securities (although the Funds may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);
6.Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments thereon backed by, or related to, physical commodities; or
7.Make loans of money (except purchases of debt securities consistent with the investment policies of the Funds). For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.
PORTFOLIO TURNOVER
Although the Funds generally will not invest for short‑term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for a fiscal year by (2) the monthly average of the value of portfolio securities owned during such fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. (See “Execution of Portfolio Transactions”)
The portfolio turnover for the Mid Cap Fund for the following fiscal years is set forth below.

Portfolio Turnover Rate for the Mid Cap Fund	Turnover
Fiscal Year Ended October 31, 2023	40%
Fiscal Year Ended October 31, 2022	16%
The portfolio turnover for the Large Cap Fund for the following fiscal years is set forth below.

Portfolio Turnover Rate for the Large Cap Fund	Turnover
Fiscal Year Ended October 31, 2023	22%
Fiscal Year Ended October 31, 2022	23%
The portfolio turnover for the Small Cap Fund for the following fiscal years is set forth below.

Portfolio Turnover Rate for the Small Cap Fund	Turnover
Fiscal Year Ended October 31, 2023	32%
Fiscal Year Ended October 31, 2022	23%
PORTFOLIO HOLDINGS INFORMATION
The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Funds. The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of the Funds (the “Advisor’s Policy”). Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Advisor’s Policy (the “Disclosure Policies”). The Advisor and the Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Disclosure Policies and
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the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Advisor, distributor or any other affiliated person of the Funds, its Advisor or its distributor. After due consideration, the Advisor and the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds. Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Funds' shareholders and potential conflicts of interest in making such disclosures.
The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a‑1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.
Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi‑Annual Report to Fund shareholders and in the quarterly holdings report on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds disclose their month‑end portfolio holdings on the Funds’ website at www.congressasset.com/funds within 15 business days after the month‑end. The month‑end portfolio holdings for the Funds will remain posted on the website until the following month‑end portfolio holdings are posted. Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website. In addition, the Funds may provide their complete portfolio holdings at the same time that it is filed with the SEC.
In the event of a conflict between the interests of the Funds and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.
In addition, material non‑public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non‑public information: the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Funds or the Board, broker‑dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Funds have a legitimate business purpose and the third-party recipient is subject to a confidentiality agreement that includes a duty not to trade on non‑public information.
In no event shall the Advisor, its affiliates or employees, the Funds, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.
There can be no assurance that the Disclosure Policies will protect the Funds from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed
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From time to time, the Advisor may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website. Shareholders can access the Funds’ website at www.congressasset.com/funds for additional information about the Funds, including, without limitation, the periodic disclosure of its portfolio holdings.
TRUSTEES AND EXECUTIVE OFFICERS
The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust
Kathleen T. Barr (born 1955) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee Chairperson	Indefinite Term; Since November 2018. Indefinite Term; Since February 2023.	Retired; Former Chair of the Governing Council, Independent Directors Council (since 2020); formerly, President, owner of a registered investment adviser, Productive Capital Management, Inc. (2010 to 2013); formerly, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009); formerly, Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds) (registered investment companies).	5	Independent Director, Muzinich Direct Lending Income Fund, Inc. (2023 to present); Independent Director, Muzinich BDC, Inc. (2019 to present); Independent Trustee for the William Blair Funds (2013 to present) (18 series).
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Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Eric W. Falkeis (born 1973) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since September 2011.	Chief Growth Officer, Tidal Financial Group (2022 to present); Chief Executive Officer, Tidal ETF Services LLC (2018 to present); formerly, Chief Operating Officer, Direxion Funds (2013 to 2018); formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC (1997 to 2013).	5	Independent Director, Muzinich Direct Lending Income Fund, Inc. (2023 to present); Interested Trustee, Tidal Trust II (2022 to present) (41 series); Independent Director, Muzinich BDC, Inc. (2019 to present); Interested Trustee, Tidal ETF Trust I (2018 to Present) (40 series); Former Interested Trustee, Direxion Funds (36 series), Direxion Shares ETF Trust (112 series) and Direxion Insurance Trust (2013 to 2018).
Steven J. Paggioli (born 1950) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since May 1991.	Consultant; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	5	Independent Director, Muzinich Direct Lending Income Fund, Inc. (2023 to present); Independent Director, Muzinich BDC, Inc. (2019 to present); Independent Trustee, AMG Funds (1993 to present) (42 series).
Ashi S. Parikh (born 1966) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since June 2020.	Investment professional; formerly, Chief Executive and Chief Investment Officer and various other positions, RidgeWorth Investments, LLC (global investment management firm) (2006 to 2017); formerly, Chief Investment Officer Institutional Growth Equities, Eagle Asset Management (investment management firm); formerly Sr. Managing Director, Growth Equities, Banc One Investment Advisors (investment management firm).	5	Board of Directors Member, Investment Working Group, The Ohio State University Endowments and Foundation (2016 to present); Board of Directors, World Methodist Council, Investment Committee (2018 to present); Independent Trustee, PNC Funds (2018 to 2019) (32 series); Interested Trustee, RidgeWorth Funds (2014 to 2017) (35 series).
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Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Cynthia M. Fornelli (born 1960) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since January 2022.	Independent Director of TriplePoint Venture Growth BDC Corp. (2019 to present); Retired; formerly, Executive Director of the Center for Audit Quality (2007-2019); formerly, Senior Vice President of Regulatory Conflicts Management at Bank of America (2005-2007); formerly, Deputy Director, Division of Investment Management with the U.S. Securities and Exchange Commission (1998-2005).	5	Independent Director, TriplePoint Private Venture Credit, Inc. (2020 to present).
Officers of the Trust
Jason F. Hadler (born 1975) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	President & Principal Executive Officer	Indefinite Term; Since September 2021.	Senior Vice President and Head of Client Experience, U.S. Bank Global Fund Services, since March 2022; Senior Vice President and Head of Fund Services Fund Administration Department, U.S. Bank Global Fund Services (December 2003-March 2022).	Not Applicable.	Not Applicable.
Carl G. Gee, Esq. (born 1990) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Secretary & Vice President	Indefinite Term; Since February 2021.	Assistant Secretary of the Trust (2020-2021); Assistant Vice President and Counsel, U.S. Bank Global Fund Services since August 2016; Summer Associate, Husch Blackwell LLP (2015); Law Clerk, Brady Corporation (global printing systems, labels and safety products company) (2014-2015).	Not Applicable.	Not Applicable.
Craig Benton (born 1985) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Treasurer & Vice President	Indefinite Term; Since December 2021.	Assistant Treasurer of the Trust (2016-2021); Assistant Vice President, U.S. Bank Global Fund Services since November 2007.	Not Applicable.	Not Applicable.
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Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Kyle J. Buscemi (born 1996) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since June 2022.	Mutual Funds Administrator, U.S. Bank Global Fund Services since June 2018; Business Administration Student, 2014-2018.	Not Applicable.	Not Applicable.
Kathryn E. LaPlante Johnson (born 1998) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since November 2023.	Mutual Funds Administrator, U.S. Bank Global Fund Services since June 2020; Business Administration Student, 2017-2021.	Not Applicable.	Not Applicable.
Gazala Khan (born 1969) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since November 2022.	Vice President and Compliance Officer, U.S. Bank Global Fund Services since July 2022; Chief Compliance Officer Matthews Asia Fund (May 2019-July 15, 2022); Chief Compliance Officer GS Trust/VIT (June 2009-May 2019); Vice President GSAM (May 2005-June 2009); Staff Accountant, SEC Office of Compliance Inspection and Examination (1999-2005).	Not Applicable.	Not Applicable.
(1)All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78.
(3)The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” as used herein includes the Funds, the Congress SMid Growth ETF and the Congress Large Cap Growth ETF which are offered through a separate statement of additional information. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes.
Additional Information Concerning the Board of Trustees
The Role of the Board
The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior
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employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Structure, Leadership
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees, a Nominating and Governance Committee, an Audit Committee, and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees.” The Board is entirely comprised of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Nominating and Governance Committee, Audit Committee and Qualified Legal Compliance Committee are comprised of all of the Independent Trustees. The Chairperson of the Board is an Independent Trustee. The Trust has appointed Kathleen Barr, an Independent Trustee, as Chairperson of the Board, and she acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as Chairperson during executive sessions of the Independent Trustees. The Board has determined not to combine the Chairperson position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust, who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust. The Board reviews its structure and the structure of its committees annually. The Board has determined that the structure of the Independent Chairperson, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the
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Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.
Ms. Barr’s Trustee Attributes include her substantial mutual fund experience, including her role as Chair of the Governing Council for the Independent Directors Council and member of the ICI Board of Governors. She has executive experience as the former owner of a registered investment adviser (Productive Capital Management, Inc.), as the Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors LLC in 2009), and as the Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds). Ms. Barr also currently serves on the board of several registered investment companies. Ms. Barr has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Barr’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full-service provider to ETFs, mutual funds and alternative investment products. Mr. Falkeis currently serves as Chief Executive Officer of Tidal ETF Services LLC (2018 to present), and he has experience consulting with investment advisers regarding the legal structure of investment companies, distribution channel analysis, marketing and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational and risk oversight experience through his former positions as Chief Operating Officer and Trustee of the Direxion Funds and the Direxion Exchange Traded Funds. Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He is a member of the Board of Governors of the Investment Company Institute and of the Governing Council of the Independent Directors Council. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the SEC. Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Parikh’s Trustee Attributes include his substantial investment and executive experience in the asset management industry, including his position as Chief Executive Officer and Chief Investment Officer of RidgeWorth Investments (global investment management firm with over $41 billion in assets). He has also
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served as a Trustee of several investment trusts (including private investment trusts). Mr. Parikh has ongoing responsibility as a member of the Investment Working Group as part of the Board of Directors for the Ohio State University Endowments & Foundation, as well as an ongoing position as a member of the Investment Committee for the World Methodist Council Endowment Fund (a charitable religious foundation). Mr. Parikh has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Parikh possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Ms. Fornelli’s Trustee Attributes include her substantial governance, legal, regulatory and business experience, including her role as an Independent Director of TriplePoint Venture Growth BDC Corp and TriplePoint Private Venture Credit, Inc. She has broad leadership experience in strategy formulation, corporate governance and risk management. She has executive experience as the Executive Director of Center for Audit Quality (2007-2019), Senior Vice President of Regulatory and Conflicts Management at Bank of America (2005-2007) and Deputy Director, Division of Investment Management with the US Securities and Exchange Commission (1998-2005). Ms. Fornelli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Fornelli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Trust Committees
The Trust has three standing committees: the Nominating and Governance Committee, and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).
The Nominating and Governance Committee, comprised of all of the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating and Governance Committee is also responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” The Nominating and Governance Committee has appointed Independent Trustee Eric Falkeis as the Chairperson of the Committee. The Nominating and Governance Committee will consider nominees nominated by shareholders. Recommendations for consideration by shareholders by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. The Nominating and Governance Committee met one time during the Fund’s last fiscal year with respect to the Fund.
The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee has appointed Independent Trustee Cynthia Fornelli as the Chairperson of the Committee. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. The Audit Committee met one time with respect to the Fund during the Fund’s last fiscal year.
The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. The QLCC did not meet during the Fund’s last fiscal year with respect to the Fund.
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Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Funds and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2023.

Name	Dollar Range of Congress Mid Cap Growth Fund Shares	Dollar Range of Congress Large Cap Growth Fund Shares	Dollar Range of Congress Small Cap Growth Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Kathleen T. Barr	None	None	None	$10,001 - $50,000
Eric W. Falkeis	$10,001 - $50,000	None	None	$50,001-$100,000
Steven J. Paggioli	None	None	None	Over $100,000
Ashi S. Parikh	None	None	None	Over $100,000
Cynthia M. Fornelli	None	None	None	None

As of December 31, 2023, neither the then Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Funds, the Advisor, the Funds’ principal underwriter, or any of their affiliates. Accordingly, as of that date, neither the then Independent Trustees nor members of their immediate family, have had a direct or indirect interest during the two most recently completed calendar years, the value of which exceeds $120,000, in the Advisor, the Funds’ principal underwriter or any of its affiliates.

Compensation
Effective January 1, 2024, the Independent Trustees were due to receive an annual retainer of $145,000 allocated among each of the various portfolios comprising the Trust, an additional $8,000 per regularly scheduled Board meeting, and an additional $3,500 per special meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The Chairperson of the Audit Committee receives additional compensation of $20,000 annually, the Chairperson of the Nominating and Governance Committee receives additional compensation of $8,000 annually and the Chairperson of the Board of Trustees receives additional compensation of $30,000 annually, and such compensation is also allocated among each of the various portfolios comprising the Trust. Independent Trustees receive additional fees from the applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. All Trustees will be reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the rate of compensation received by the following Independent Trustees for the fiscal year ended fiscal year ended October 31, 2023.

Name of Person/Position	Congress Mid Cap Growth Fund	Congress Large Cap Growth Fund	Congress Small Cap Growth Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex(1) Paid to Trustees
Kathleen T. Barr, Trustee	$8,716	$5,391	$6,162	None	None	$20,993
Eric W. Falkeis, Trustee	$8,802	$5,360	$6,157	None	None	$20,877
Steve J. Paggioli, Trustee	$8,204	$4,926	$5,688	None	None	$19,376
Ashi S. Parikh, Trustee	$8,204	$4,926	$5,688	None	None	$19,376
Cynthia M. Fornelli	$8,911	$5,347	$6,174	None	None	$20,990
(1)There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” as used herein includes the Funds, the Congress SMid Growth ETF and the Congress Large Cap Growth ETF which are offered through a separate statement of additional information. For the fiscal period ended October 31, 2023, Trustees’ fees and expenses in the amount of $841,701 were incurred by the Trust.

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Codes of Ethics
The Trust and the Advisor have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Advisor to invest in securities that may be purchased or held by the Fund. The Distributor, as defined below, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Advisor, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Advisor.

PROXY VOTING POLICIES AND PROCEDURES
The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and its shareholders. The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.
The Advisor has adopted Proxy Policies that underscore the Advisor’s concern that all proxies voting decisions be made in the best interest of the Funds’ shareholders. The Advisor considers each proxy proposal individually and makes decisions on a case‑by‑case basis. At all times, however, the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of a Fund. The Advisor believes that market conditions and other economic considerations will influence how decisions are made on proxy proposals. Where a proxy proposal raises a material conflict between the Advisor’s interests and a Fund’s interests, the Advisor will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination. If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Advisor will abstain from voting the proxy. The Advisor’s Policy is attached as Appendix B.
The Trust is required to file a Form N‑PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N‑PX for the Funds will be available without charge, upon request, by calling toll‑free 1‑888‑688‑1299 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of a Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. As of January 31, 2024, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds.
As of January 31, 2024, the following shareholders were considered to be either a control person or principal shareholder of the Mid Cap Fund, the Large Cap Fund and the Small Cap Fund:
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Principal Shareholders of the Congress Mid Cap Growth Fund
Retail Class Shares

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty St. New York, NY 10281-1003	73.02%	Record
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105-1905	15.35%	Record

Institutional Class Shares

Name and Address	% Ownership	Type of Ownership
NFS LLC FEBO FIIOC as agent for Qualified Employee Benefit Plans 401K FINOPS-IC Funds 100 Magellan Way KWIC Covington, KY 41015-1987	33.20%	Record
Morgan Stanley Smith Barney 1 New York Plaza, Floor 12 New York, NY 10004-1932	19.75%	Record
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105-1905	15.60%	Record
Band & Co c/o US Bank NA 1555 N Rivercenter Drive Suite 302 Milwaukee, WI 53212-3958	6.22%	Record

Principal Control Persons of the Congress Mid Cap Growth Fund

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty St. New York, NY 10281-1003	34.76%	Record
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Principal Shareholders of the Congress Large Cap Growth Fund
Retail Class Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105-1905	59.71%	Record
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, Third Floor Jersey City, NJ 07311	18.84%	Record
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	6.98%	Record

Institutional Class Shares

Name and Address	% Ownership	Type of Ownership
NFS LLC FEBO FIIOC as agent for Qualified Employee Benefit Plans 401K FINOPS-IC Funds 100 Magellan Way KWIC Covington, KY 41015-1987	23.86%	Record
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105-1905	7.82%	Record
Morgan Stanley Smith Barney 1 New York Plaza, Floor 12 New York, NY 10004-1932	7.19%	Record

Principal Shareholders of the Congress Small Cap Growth Fund
Retail Class Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab Co. Inc. 211 Main St. San Francisco, CA 94105-1905	43.05%	Record
National Financial Services, LLC 499 Washington Blvd Fl 4th Jersey City, NJ 07310-1995	37.11%	Record
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Institutional Class Shares

Name and Address	% Ownership	Type of Ownership
Morgan Stanley Smith Barney 1 New York Plaza, Floor 12 New York, NY 10004-1932	27.88%	Record
National Financial Services, LLC 499 Washington Blvd. Jersey City, NJ 07310-1995	17.77%	Record
Charles Schwab Co. Inc. 211 Main St. San Francisco, CA 94105-1905	16.54%	Record
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	15.20%	Record
LPL Financial Omnibus Customer Account Attn Lindsay O Toole 4707 Executive Drive San Diego, CA 92121-3091	7.14%	Record

Principal Control Persons of the Congress Small Cap Growth Fund

Name and Address	% Ownership	Type of Ownership
Morgan Stanley Smith Barney 1 New York Plaza, Floor 12 New York, NY 10004-1932	23.98%	Record

THE FUNDS’ INVESTMENT ADVISOR
As stated in the Prospectus, investment advisory services are provided to the Funds by Congress Asset Management Company, LLP, the Advisor, 2 Seaport Lane, 5th Floor, Boston, MA 02210, pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). The Investment Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Investment Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Investment Advisory Agreement. The Investment Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days’, nor less than 30 days’, written notice to the Advisor when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Investment Advisory Agreement provides that the Advisor shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
In consideration of the services provided by the Advisor pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive from the Funds an investment advisory fee computed daily and paid monthly,
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based on a rate equal to 0.60% of the Mid Cap Fund, 0.50% of the Large Cap Fund, and 0.85% of the Small Cap Fund’s average daily net assets as specified in the Funds’ Prospectus. However, the Advisor may voluntarily agree to reduce a portion of the fees payable to it on a month‑to‑month basis.
The Funds paid the following fees to the Advisor for the period shown:

Mid Cap Fund
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Fees Accrued	$7,649,836	$8,570,671	$9,383,803
Fees Waived	$0	$0	$0
Net Advisory Fee Paid	$7,649,836	$8,570,671	$9,383,803

Large Cap Fund
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Fees Accrued	$2,053,405	$2,141,074	$2,276,917
Fees Waived	$0	$0	$0
Net Advisory Fee Paid	$2,053,405	$2,141,074	$2,276,917

Small Cap Fund
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Fees Accrued	$5,148,162	$2,646,658	$1,258,945
Fees Waived	($451,362)	($296,189)	($203,049)
Net Advisory Fee Paid	$4,696,800	$2,350,469	$1,055,896

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expense, interest expense in connection with investment activities, tax, and extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Congress Mid Cap Growth Fund is 0.85% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap for the Congress Mid Cap Growth Fund is indefinite, but will remain in effect until at least February 28, 2025. The Expense Cap for the Congress Large Cap Growth Fund is 0.95% of the Fund’s average net assets. The Expense Cap for the Congress Large Cap Growth Fund is indefinite, but will remain in effect until at least February 28, 2025, and may continue thereafter as determined by the Board. The Accounting Survivor did not have any expense caps. The Expense Cap for the Congress Small Cap Growth Fund is 1.00% of the Fund’s average net assets. The Expense Cap for the Small Cap Growth Fund is indefinite, but will remain in effect until at least February 28, 2025 and may continue thereafter as determined by the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expenses payments made in the prior three years from the date the fees were waived and expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by a Fund toward operating
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expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Portfolio Managers.
Messrs. Todd W. Solomon, CFA and Gregg A. O’Keefe, CFA serve as portfolio managers for the Mid Cap Fund, and are jointly and primarily responsible for the day‑to‑day management of the Mid Cap Fund. Mr. Daniel A Lagan, CFA and Mr. Matthew Lagan serve as portfolio managers for the Large Cap Fund, and are primarily responsible for the day‑to‑day management of the Large Cap Fund. Mr. Gregg O’Keefe, CFA serves as portfolio manager for the Small Cap Fund, and is primarily responsible for the day-to-day management of the Small Cap Fund.
The following provides information regarding other accounts managed by Daniel Lagan as of October 31, 2023:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	1	$7,723,402	0	0
Other Accounts	118	$386,171,253	0	0

The following provides information regarding other accounts managed by Gregg O’Keefe as of October 31, 2023:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	1	$8,937,884	0	0
Other Accounts	240	$936,949,356	0	0
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The following provides information regarding other accounts managed by Todd Solomon as of October 31, 2023:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$100,837,306	0	0
Other Pooled Investment Vehicles	1	$57,208,297	0	0
Other Accounts	56	$512,440,759	0	0
The following provides information regarding other accounts managed by Matthew Lagan as of October 31, 2023:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	63	$130,031,210	0	0

Portfolio Managers’ Compensation. Portfolio Managers receive a competitive base salary and benefits package. They are eligible for a bonus that is derived from a number of metrics including personal performance, investment performance, firm-wide net asset flows, and net operating income. They are also eligible for and may receive an equity participation. The benchmarks to measure investment performance would be the Russell 1000® Growth Index for Large Cap Growth Fund, Russell Mid Cap Growth Index for Mid Cap Growth Fund, and Russell 2000® Growth Index for Small Cap Growth Fund.

Conflicts of Interest for Portfolio Managers. Because the Advisor performs investment management services for various clients, certain conflicts of interest could arise. The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Funds. The Advisor will have no obligation to purchase or sell for the Funds, or to recommend for purchase or sale by the Funds, any security that the Advisor, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.
Portfolio Managers’ Ownership in the Funds. The following indicates the beneficial ownership of the Portfolio Managers of each Fund as of October 31, 2023:
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Amount Invested Key
A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	$100,001-$500,000
F.	$500,001-$1,000,000
G.	Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in the each Fund
	Mid Cap Fund	Large Cap Fund	Small Cap Fund
Daniel A. Lagan	B	G	E
Gregg A. O’Keefe	G	F	E
Todd W. Solomon	G	F	F
Matthew Lagan	A	F	F

SERVICE PROVIDERS
Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Administrator to the Funds. Fund Services provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of the Funds’ shares.
Pursuant to the Administration Agreement, as compensation for its services, Fund Services will receive from the Funds, a fee based on the Funds’ current average daily net assets. Fund Services also is entitled to certain out‑of‑pocket expenses. Fund Services also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements. Additionally, Fund Services provides CCO services to the Trust under a separate agreement. The cost of the Chief Compliance Officer’s services is charged to the Funds and approved by the Board annually.
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For the fiscal years ended October 31, the Mid Cap Fund paid Fund Services the following:

Fund Administration Fees Paid	2023	2022	2021
Mid Cap Fund	$607,290	$677,179	$698,927

For the fiscal years ended October 31, the Large Cap Fund paid Fund Services the following:

Fund Administration Fees Paid	2023	2022	2021
Large Cap Fund	$207,344	$220,802	$211,757

For the fiscal years ended October 31, the Small Cap Fund paid Fund Services the following:

Fund Administration Fees Paid	2023	2022	2021
Small Cap Fund	$311,994	$157,669	$75,525

Custodian
U.S. Bank N.A. (the “Custodian”), is the custodian of the assets of the Funds pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out‑of‑pocket expenses. The Custodian’s address is 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. Fund Services and the Custodian are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.
Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, is the independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission for the Funds.
Sullivan & Worcester LLP, 1633 Broadway, 32nd Floor, New York, New York 10019, serves as legal counsel to the Trust. Sullivan & Worcester also serves as independent legal counsel to the Board of Trustees.
EXECUTION OF PORTFOLIO TRANSACTIONS
Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker‑dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities in the OTC market will generally be executed directly with a “market‑maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.
Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter
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are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker‑dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker‑dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker‑dealers that furnish or supply research and statistical information to the Advisor, to the extent the Advisor may lawfully and appropriately use such research and information in its investment advisory capacity, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under the Investment Advisory Agreement, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker‑dealers that sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Association and the SEC.
While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker‑dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker‑dealer to furnish brokerage and research services (as defined by Section 28(e) under the Exchange Act) to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker‑dealer. The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Funds. The Advisor will not receive hard dollar credits or, if the Advisor does, the amount of such credits will be immaterial.
Investment decisions for the Funds are made independently from those of other client accounts or mutual funds (“Other Accounts”) managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such other accounts. In such event, the position of the Funds and such other accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of such other accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such other accounts simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such other accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.
The Funds do not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Funds. However, as stated above, broker‑dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.
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For the fiscal years ended October 31, the Funds paid aggregate brokerage commissions in the amount of:

Aggregate Brokerage Commissions Paid(1)	2023	2022	2021
Mid Cap Fund	$311,690	$84,212	$116,464
Large Cap Fund	$26,477	$26,600	$38,569
Small Cap Fund	$367,089	$235,454	$92,270
(1) The commissions amounts paid will vary year to year based on a number of factors, including, but not limited to: overall trading activity and frequency, often reflected in the Fund's turnover ratio, the specific markets where the Fund was active, the specific brokers that were used, and any increase or decrease in net assets of the Fund.
Advisors may obtain proprietary and third-party research through client commission arrangements. In a client commission arrangement, the Advisor agrees with a broker effecting trades for the Advisors’ client accounts that a portion of the commissions paid by the accounts will be credited to purchase research services as directed by the Advisor. The research provided in connection with such arrangements is intended to comply with Section 28(e) of the Securities Exchange Act of 1934, as amended, and the SEC’s related interpretative guidance. Participating in client commission arrangements enables the Advisor to consolidate payments for research services through one or more channels using accumulated client commissions and helps to facilitate the Advisors’ receipt of research services and ability to provide best execution in the trading process.
As of the fiscal years ended October 31, the following was paid to firms for research, statistical or other services provided to the Advisor from the amounts above:

Research, Statistical Or Other Services Provided	2023	2022	2021
Large Cap Fund	$5,850	$6,585	$6,988
Mid Cap Fund	$58,080	$18,153	$23,874
Small Cap Fund	$82,025	$49,726	$20,047

As of the close of the fiscal period ended October 31, 2023, the Funds did not own any securities of their regular broker‑dealers as defined by Rule 10b‑1 under the 1940 Act.

CAPITAL STOCK
Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non‑assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. The Funds, as separate series of the Trust, votes separately on matters affecting only the Funds (e.g., approval of the Investment Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.
DETERMINATION OF SHARE PRICE
The NAV of the Funds is determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day,
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Thanksgiving Day and Christmas. The Funds do not expect to determine the NAV on any day when the Exchange is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the NAV per share.
Securities primarily traded on U.S. national securities exchanges for which market quotations are readily available shall be valued at either the last reported sale price on the day of valuation, or the exchange’s official closing price, if applicable. If there has been no sale on such day, then the mean between the bid and asked prices will be used. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Adviser.
Trading in foreign securities markets is normally completed well before the close of the NYSE. In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Funds’ NAV is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of NAV unless the Adviser deems that the particular event would affect NAV, in which case an adjustment will be made in such manner as the Adviser in good faith deems appropriate to determine fair market value. Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S. dollars based on the spot exchange rates, or at such other rates as the Advisor, pursuant to fair value procedures adopted by the Adviser, may determine to be appropriate.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Funds’ shares.
How to Buy Shares
In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Funds’ NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.
The public offering price of the Funds’ shares is the NAV. Shares are purchased at the public offering price next determined after the transfer agent receives your order in good order, as discussed in the Funds’ Prospectus. In order to receive that day’s public offering price, the transfer agent must receive your order in good order before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time.
The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Funds, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.
In addition to cash purchases, the Funds’ shares may be purchased by tendering payment in‑kind in the form of shares of stock, bonds or other securities. Any securities used to buy the Funds’ shares must be readily marketable, their acquisition consistent with the Funds’ objective and otherwise acceptable to the Advisor and the Board.
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Automatic Investment Plan
As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Funds on a regular basis. All record keeping and custodial costs of the AIP are paid by the Funds. The market value of the Funds’ shares is subject to fluctuation. Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.
How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Funds or through your Financial Intermediary.
The Funds typically send redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests or when the sale of portfolio securities is not sufficient to meet redemption requests, the Funds will typically borrow money through their respective lines of credit. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds reserve the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemptions In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that are a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.
The Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.
The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Funds’ portfolio securities at the time of redemption or repurchase.
Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone. Upon receipt of any instructions or inquiries by telephone from shareholders, the Funds or their authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Funds and their agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.
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The transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the transfer agent fails to employ reasonable procedures, a Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact the transfer agent.
Redemptions In-Kind
The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of a Fund. The Funds have reserved the right to pay the redemption price of their shares in excess of $250,000 or 1% of its net asset value, either totally or partially, by a distribution in‑kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder receives a distribution in‑kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in‑kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.
The Funds do not intend to hold any significant percentage of their portfolios in illiquid securities, although the Funds, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Funds were to elect to make an in‑kind redemption, the Funds expect that they would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.

DISTRIBUTIONS AND TAX INFORMATION
Distributions
Dividends of net investment income and distributions of net capital gains from the sale of securities are generally made annually, as described in the Prospectus. Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also typically be distributed by December 31 of each year.
Each distribution by the Funds is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions that relate to the previous year.
A dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.
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Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected and intends to continue to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the timing and amount of its distributions. The Funds’ policy is to distribute to their shareholders all of their investment company taxable income (before the dividends paid deduction) and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, so that the Funds will not be subject to any federal income or excise taxes. However, the Funds can give no assurances that their distributions will be sufficient to eliminate all taxes in all periods. In order to avoid a nondeductible excise tax, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98.0% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12‑month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax. If a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.
In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. Each Fund also must satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. Each Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income before the dividends paid deduction (which generally includes dividends, interest, and the excess of net short short‑term capital gain over net long‑term capital loss) and 90% of the Fund’s net tax‑exempt interest, if any.
The Funds’ ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds. As of October 31, 2023, the Large Cap Growth Fund and the Mid Cap Growth Fund did not have any capital loss carryforwards. As of October 31, 2023, the Small Cap Growth Fund had $33,638,650 in short-term capital loss carryovers and $8,921,081 in long-term capital loss carryovers.
Distributions of net investment income and net short‑term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Funds may be qualified dividends currently eligible for taxation at long‑term capital gain rates to the extent the Funds report the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the inter‑corporate dividends‑received deduction to the extent the Funds report the amount distributed as a qualifying dividend and certain holding period requirements are met. The aggregate amount so reported to either individual or corporate shareholders cannot,
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however, exceed the aggregate amount of qualifying dividends received by the Funds for their taxable year. In view of the Funds’ investment policy, it is expected that dividends from domestic corporations will be part of the Funds’ gross income and that, accordingly, part of the distributions by the Funds may be eligible for treatment as qualified dividend income by individual shareholders or for the dividends‑received deduction for corporate shareholders. However, the portion of the Funds’ gross income attributable to qualifying dividends is largely dependent on the Funds’ investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Funds’ shares held by an individual investor are held for less than 61 days or shares held by a corporate investor are treated as debt‑financed or are held for less than 46 days.
For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments. Non-corporate shareholders can claim the qualified business income deduction with respect to REIT dividends received by the Fund if the Fund meets certain holding period and reporting requirements. There is currently no mechanism for a Fund, to the extent that the Fund invests in MLPs, to pass through to non-corporate shareholders the character of income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable a Fund to pass through to non-corporate shareholders the ability to claim this deduction.
The Funds may be subject to foreign taxes and withholding on dividends and interest earned with respect to securities of foreign corporations. Based on the principal investment strategies of the Funds, it is not expected that the Funds will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes. The Fund may also be subject to foreign income taxes on gains recognized on the disposition of foreign securities.

Redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such 6-month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the Funds are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
Under the Code, the Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at a rate of 24% in the case of non‑exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a 3.8% Medicare tax. The Medicare tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income
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exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.
Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, estates the income of which is subject to United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.
The Foreign Account Tax Compliance Act (“FATCA”). A 30% withholding tax on a Fund’s ordinary income generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required generally with respect to ordinary income distributions from the Funds. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Funds will not pay any additional amounts in respect of amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.
The foregoing discussion of tax law is based on existing provisions of the Code, final and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Funds under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.
The advice herein was prepared for the Funds. Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor. The Funds do not intend to seek any rulings from the Internal Revenue Service or an opinion of counsel with respect to any tax issues.

THE FUNDS’ PRINCIPAL UNDERWRITER AND DISTRIBUTOR
Quasar Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (“Quasar”), serves as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor and provides certain administrative services and promotes and arranges for the sale
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of the Funds’ shares. Quasar is a registered broker‑dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Distribution Agreement between the Funds and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days’ written notice when authorized either by a majority vote of each Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
Distribution Plan
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b‑1 under the 1940 Act for Retail Class shares of the Funds under which each Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of Retail Class shares of each Fund. Amounts paid under the Plan, by each Fund, are paid to the Distributor to compensate broker-dealers and service providers that provide distribution-related services to the Retail Class shares for the costs of the services provided and the expenses borne in the distribution of each Fund’s Retail Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Fund’s Retail Class shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to each Fund in servicing such shareholders. The services provided by the administrators pursuant to the Plan are designed to provide support services to each Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding each Fund and providing other services to each Fund as may be required.
Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor, in its capacity as the Funds’ principal underwriter and distribution coordinator, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.
While there is no assurance that the expenditures of each Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.
The tables below show the amount of Rule 12b‑1 fees incurred and the allocation of such fees by Retail Class shares of the Funds for the fiscal period ended October 31, 2023.

12b-1 fees incurred for 2023
Mid Cap Fund – Retail Class shares	$116,748
Large Cap Fund – Retail Class Shares	$6,530
Small Cap Fund – Retail Class Shares	$248,186
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	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses	Interest, Carrying or Other Financing Charges
Mid Cap Fund – Retail Class Shares	$0	$0	$0	$116,748	$0	$0	$0
Large Cap Fund – Retail Class	$0	$0	$0	$6,530	$0	$0	$0
Small Cap Fund – Retail Class	$0	$0	$0	$248,186	$0	$0	$0

Sub-Accounting Service Fees
In addition to the fees that the Funds may pay to its Transfer Agent, the Board has authorized the Funds to pay service fees, at the annual rate of up to 0.10% of applicable average net assets or $22 per account, to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents. Any sub-accounting fees paid by the Funds are included in the total amount of “Other Expenses” listed in each Fund’s Fees and Expenses table in the Prospectus.
For the fiscal period ended October 31, 2023, the Funds paid the following amounts for sub-accounting services:

Sub-Accounting Services Fees
Mid Cap Fund	$661,512
Large Cap Fund	$130,013
Small Cap Fund	$271,859

MARKETING AND SUPPORT PAYMENTS
The Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Funds. These payments may be divided into categories as follows:
Support Payments.
Payments may be made by the Advisor to certain Financial Intermediaries in connection with supervisory support services such as, back-office integration, account establishment and investor support services. In addition, such support services may be a prerequisite for the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and Financial Intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.
40

Entertainment, Conferences and Events.
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.
During the Fund’s fiscal year, the following financial intermediaries were paid out of the Advisor’s revenues:

Firm
Axos Clearing LLC
Ascensus Trust Company
Charles Schwab
E*TRADE Advisor Services
Edward Jones
Empower Financial Services
Fidelity Brokerage
GWFS Equities, Inc.
LPL Financial Services
Merrill Lynch Pierce Fenner
Morgan Stanley
MSCS Financial Services
National Financial Services
Nationwide Investment Services
Pershing LLC
Raymond James & Associates Inc.
T Rower Price
The Vanguard Group, Inc.
UBS Financial Services
Wells Fargo

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non‑mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

FINANCIAL STATEMENTS
The Funds’ Annual Report to shareholders for the fiscal year ended October 31, 2023, is available, without charge, upon request by calling 1-888-688-1299 and the financial statements, accompanying notes and report of the independent registered public accounting firm, Tait, Weller & Baker LLP, appearing therein are incorporated by reference into this SAI.
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APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Short-Term Credit Ratings
An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:
“A-1” - A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” - A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
“A-3” - A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
“B” - A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
“C” - A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
“D” - A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed exchange offer.
Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.
“NR” - This indicates that a rating has not been assigned or is no longer assigned.
Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” - Is assigned to an unrated issuer.
Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” - Securities possess high short-term default risk. Default is a real possibility.
“RD” - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
“D” - Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
Plus (+) or minus (-) - The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.
“NR” - Is assigned to an unrated issue of a rated issuer.
The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.
The following summarizes the ratings used by DBRS for commercial paper and short-term debt:
“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
“R-1 (middle)” - Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
“R-1 (low)” - Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
“R-2 (high)” - Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” - Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
“R-2 (low)” - Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
“R-3” - Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
“R-4” - Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
“R-5” - Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
“D” - Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
Long-Term Credit Ratings
The following summarizes the ratings used by S&P Global Ratings for long-term issues:
“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
“BB,” “B,” “CCC,” “CC” and “C” - Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
“C” - An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
“D” - An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The
“D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.
Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
“NR” - This indicates that a rating has not been assigned, or is no longer assigned.
Local Currency and Foreign Currency Risks - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.
Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” - Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.
“Baa” - Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
“Ba” - Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.
“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” - Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.
“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” - Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
“NR” - Is assigned to unrated obligations.
The following summarizes long-term ratings used by Fitch:
“AAA” - Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” - Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” - Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” - Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
“BB” - Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
“B” - Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.
“CCC” - A “CCC” rating indicates that substantial credit risk is present.
“CC” - A “CC” rating indicates very high levels of credit risk.
“C” - A “C” rating indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.
“NR” - Is assigned to an unrated issue of a rated issuer.
The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:
“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” - Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.
“A” - Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.
“BBB” - Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
“BB” - Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
“B” - Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
“CCC”, “CC” and “C” - Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.
“D” - A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
Municipal Note Ratings
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
•    Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•    Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Municipal Short-Term Note rating symbols are as follows:
“SP-1” - A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
“SP-2” - A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” - A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.
“D” - This rating is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.
For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.
Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.
MIG Scale
“MIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG-2” - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG-3” - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
“NR” - Is assigned to an unrated obligation.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interests payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assesment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG Ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.
Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.
“VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG-2” - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG-3” - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” - Is assigned to an unrated obligation.
About Credit Ratings
An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.
Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, security and/or obligation. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers, entities, securities and/or obligations can change. Credit ratings are also based on approved and applicable methodologies (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.
Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.
The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although, DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.
DBRS uses rating symbols as a concise method of expressing its opinion to the market, but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

2024 PRIVACY & PROXY NOTICE

PRIVACY POLICIES AND PROCEDURES

The trust and confidence of you, our customers, is important to us at Congress Asset Management Company. For this reason, we are careful in the way we collect and handle non-public, personal information about you, our clients (“Client Information”). This Privacy Notice describes our policies and practices regarding your information and how it is obtained, disseminated, and protected.

Information We Collect
We may collect Client Information from the following sources:
•Information we receive on contracts or other forms, such as your name, address, date of birth, and social security number
•Information relating to transactions with us, our affiliates and others, such as the purchase and sale of securities and account balances
•Information we receive from third parties, such as custodians, wealth management and financial service firms, as required or permitted by law
•The retention period for which we hold your personal data varies depending on the purpose for which we are using your personal data and legal obligations (laws or regulation may set a minimum period for which we have to keep your data)

Information We Disclose
We disclose Client Information about you or our former clients to third parties only to the extent required or permitted by law. Such sharing of your information is applied to:
•Everyday business purposes such as processing transactions, maintaining and or servicing your account
•Cooperating with regulatory authorities, responding to court orders and legal investigations
•Taking reasonable and necessary steps to prevent fraud, unauthorized transactions, etc.

Opting Out
The information we disclose is limited, and essential to servicing your account, protecting your privacy and meeting obligations under state and federal law. We do not disclose Client Information that requires a notice to you for limiting such disclosures, otherwise known as “opting-out.” However, should we wish to disclose additional Client Information of yours, we will only do so with your written permission as discussed below.

Opt-In Process for Sharing Additional Client Information
Our current business practices require us to obtain affirmative written permission from you (“Opting-In”), before we disclose any Client Information outside of what is discussed above in the “Information We Disclose” section of this notice. In the event we wish to share such additional Client Information, we will provide you an Opt-In form describing the additional Client Information we seek to share, with whom we wish to share it with, and for what purpose. Until such form is received by us from you, indicating your permission, such additional Client Information about you will not be shared.

Information Security
•We maintain an Information Protection and Cybersecurity program and provide ongoing awareness and training to our employees
•We continue to evaluate our efforts to protect confidential Client information and to keep our privacy policy and practices current
•We restrict access to Client Information to employees and service providers who are involved in providing products and services to our clients
•Employees with access to Client Information may not use or disclose such information, except for Congress Asset Management Company business use
•We maintain physical, electronic, and procedural safeguards in order to protect Client Information
•When there is a need to dispose of confidential Client Information, we require our employees to shred, not discard the information
•
If you have any questions regarding our Privacy Policy, please call us at 800-542-7888 or write to us at 2 Seaport Lane, Boston, MA 02210.

PROXY POLICIES AND PROCEDURES

PROXY POLICIES
Responsibility
Congress Asset Management Company’s responsibility as an investment manager and plan fiduciary, as outlined in rule 206(4)-6 under the Investment Advisers Act of 1940, and the Employee Retirement Income Security Act of 1974 and subsequent Department of Labor policy statements, includes the duty to vote proxies on behalf of our clients when proxy voting authority has been delegated to us. Congress Asset Management Company accepts its fiduciary responsibility to vote proxies under these circumstances. This statement is intended to set forth those policies and guidelines to be followed in carrying out our responsibility.

General Principles of Voting
Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. This policy statement has been carefully crafted to meet the requirements of loyalty and prudence and will be employed by the Proxy Committee (the “Proxy Committee”) in its proxy voting procedures and decisions.

The duty of loyalty requires that a voting fiduciary exercise its proxy voting authority solely in the interests of its clients, or plan participants and beneficiaries, and for the exclusive purpose of providing plan benefits to participants and beneficiaries. The voting fiduciary is prohibited from subordinating the interests of participants and beneficiaries to unrelated objectives.

The duty of prudence requires that proxy voting authority be exercised with the care, skill, prudence, and diligence that a similarly situated prudent person knowledgeable in such matters would exercise. In keeping with its fiduciary responsibilities, Congress Asset Management Company will vote proxies in accordance with the “economic best interests” of its clients, plan participants and beneficiaries. Congress Asset Management Company will consider the long-term impact of business plans on all affected parties including shareholders, debt holders, employees, retired workers, and communities in which the firm operates.

Decisions Free of Outside Influence
Generally, Congress Asset Management Company will vote on the recommendation of the issuer’s management. However, Congress shall take into consideration the general positions of trustees and other fiduciaries in deciding how to vote proxies. Congress Asset Management Company currently utilizes the services of Broadridge Investor Communications, an independent administrator of proxy voting services. Such services may include voting execution, comprehensive reporting, and supporting justification. However, any influence imposed upon us by a person or persons who have a direct personal or financial interest in the outcome will be rejected as a violation of ERISA and our moral obligation to plan participants, and clients. On contested issues the guiding principle shall be the long term “economic best interests” of all affected parties. The interest of any one group shall not dominate the decision to the detriment of other affected parties.

Clients and prospective clients should be aware that Congress Asset Management typically follows the recommendation of the AFL-CIO when voting proxies for Taft-Hartley clients, while at the same time actively soliciting new business from the Taft-Hartley market. Voting to such recommendations may at times be different from how we vote our other clients’ proxies and in opposition to the interests of such other clients. In addition, upon a client’s request, Congress will engage Glass Lewis for ESG voting recommendations.

Congress Asset Management, at the direction of a client’s Investment Policy statement, has the ability to direct proxy voting decisions to a 3rd party proxy advice vendor. These voting recommendations may at times be different from how we vote other clients’ proxies and in opposition to the interests of such other clients.

PROXY PROCEDURES
Proxy Committee
The Proxy Committee shall have responsibility for setting the proxy voting policy at Congress Asset Management Company. Proxies will be voted in the economic best interest of each individual client, ERISA plan participant, and beneficiaries. The Proxy Committee will use available resources as needed to assist in evaluating proxy issues and setting policies that are appropriate for each client. Congress Asset Management Company has an agreement with Broadridge Investor Communications to provide integrated third-party research and electronic, automated, rules-based voting capabilities via the Broadridge ProxyEdge service for each individual proxy.

In the event of a vote that falls outside of the standard proxy voting rules for Congress Asset Management Company, the Proxy Committee will meet to review a specific vote. When the Proxy Committee reaches a decision concerning the proxy vote in question, Broadridge ProxyEdge shall be instructed to vote accordingly, and no further action shall be required. A simple majority of the Proxy Committee shall be required for a final ruling on proxy issues.

Record Keeping
1.Proxy Committee minutes and meeting material including the basis for any voting decision including whether the advice of any individual outside of the organization was acted upon.
2.Records will be maintained detailing how proxies were voted, and for which accounts they were voted.

Records of proxy voting will be made available to Clients and ERISA Plan Sponsors upon a written request by email to proxies@congressasset.com or by mail to Congress Asset Management Company, 2 Seaport Lane, 5th Floor, Boston, MA 02210.

PROXY COMMITTEE:
Daniel A. Lagan Gregg A. O’Keefe Marc Pezzuto

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2024
CONGRESS SMid GROWTH ETF
(CSMD)
CONGRESS LARGE CAP GROWTH ETF
(CAML)
Listed on NYSE Arca, Inc.
2 Seaport Lane
Boston, Massachusetts 02210
1-888-688-1299

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated February 28, 2024, as may be supplemented from time to time, of the Congress SMid Growth ETF (the “SMid Fund”), and the Congress Large Cap Growth ETF (the “Large Cap Fund”), advised by Congress Asset Management Company, LLP (the “Adviser”), each a series of Professionally Managed Portfolios (the “Trust”). A copy of the Funds’ Prospectus is available by calling the number listed above.

The Funds’ audited financial statements and the notes thereto for the most recent fiscal period ended October 31, 2023, and the reports of Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, on such financial statements are included in the Funds’ annual report to shareholders for the fiscal period ended October 31, 2023, and are incorporated by reference into this SAI. A copy of the Funds’ annual report may be obtained without charge by contacting the Funds at the address or phone number listed above, or by visiting the Funds’ website at https://etfs.congressasset.com.

THE TRUST
The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. Prior to May 1991, the Trust was known as the Avondale Investment Trust. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may, from time to time, issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Funds.
The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.
The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any shareholder held personally liable for obligations of the Funds or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet its obligations.
The Funds issue and redeem Shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Each Creation Units is made up of at least 10,000 Shares, though these amounts may change from time to time. The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities.
Shares of the Funds are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), as indicated on the cover of this SAI, and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary level.

The Trust reserves the right to adjust the prices of Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.
INVESTMENT POLICIES AND RISKS
The Funds’ investment objectives and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to the Funds’ investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Diversification. The Funds are diversified. This means that with respect to 75% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a Fund purchases a security. If a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of each Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, that Fund may have a greater percentage of its assets invested in securities of fewer issuers. Each Fund would then be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite each Fund qualifying as a diversified fund under applicable federal securities laws.
All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. As a result, the actual investments making up a Fund’s portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities or market capitalizations of the issuers of securities held by each Fund.
The following information supplements the discussion of the Funds’ principal investment strategies as set forth in the combined Prospectus. The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics, and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets.

The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Special Risks Related to Cyber Security. The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause the Funds’ investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

Description of Permitted Investments.

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with each Fund’s investment objective and permitted by a Fund’s stated investment policies. The Funds may be subject to the risks described below as a result of direct investments in such instruments or indirect investments in such instruments through investments in other pooled investment vehicles, such as other ETFs.

Equity Securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of each Fund’s Shares to decline.

An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

When-Issued Securities: A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Medium-Sized Companies — Investors in medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.
Smaller-Sized Companies — Investors in smaller-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their smaller size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of smaller-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of smaller capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.
Tracking Stocks — The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Fixed-Income Securities. The Funds may invest in fixed-income securities. Fixed-income securities include a broad array of short-, medium-, and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate and private issuers of various types. The maturity date is the date on which a fixed-income security matures. This is the date on which the borrower must pay back the borrowed amount, which is known as the principal. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity. The rate of interest on fixed-income securities may be fixed, floating, or variable. Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium. Fixed-income securities are subject to credit risk, market risk, and interest rate risk. Except to the extent values are affected by other factors such as developments relating to a specific issuer, generally the value of a fixed-income security can be expected to rise when interest rates decline and, conversely, the value of such a security can be expected to fall when interest rates rise. Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay the Funds the principal on the security before it is due, thus depriving the Funds of a favorable stream of future interest or dividend payments. The Funds could buy another security, but that other security might pay a lower interest rate. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although the Funds would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a call option and redeem the security during times of declining interest rates, the Funds may realize a capital loss on its investment if the security was purchased at a premium and the Funds may be forced to replace the called security with a lower yielding security.
Changes by nationally recognized securities rating organizations (“NRSROs”) in their ratings of any fixed-income security or the issuer of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Funds' NAV.

Duration is an estimate of how much a bond’s price will fluctuate in response to a change in interest rates. In general, the value of a fixed-income security with positive duration will generally decline if interest rates increase, whereas the value of a security with negative duration will generally decline if interest rates decrease. If interest rates rise by one percentage point, the price of debt securities with an average duration of five years would be expected to decline by about 5%. If rates decrease by a percentage point, the price of debt securities with an average duration of five years would be expected to rise by about 5%. The greater the duration of a bond (whether positive or negative), the greater its percentage price volatility. Only a pure discount bond – that is, one with no coupon or sinking-fund payments – has a duration equal to the remaining maturity of the bond, because only in this case does the present value of the final redemption payment represent the entirety of the present value of the bond. For all other bonds, duration is less than maturity.
The Funds may invest in variable- or floating-rate securities (including, but not limited to, floating rate notes issued by the U.S. Treasury), which bear interest at rates subject to periodic adjustment or provide for periodic recovery of principal on demand. The value of the Funds' investment in certain of these securities may depend on the Funds' right to demand that a specified bank, broker-dealer, or other financial institution either purchase such securities from the Funds at par or make payment on short notice to the Funds of unpaid principal and/or interest on the securities.
Fixed-Income Securities Ratings. NRSROs publish ratings based upon their assessment of the relative creditworthiness of the rated fixed-income securities. Generally, a lower rating indicates higher credit risk, and higher yields are ordinarily available from fixed-income securities in the lower rating categories to compensate investors for the increased credit risk. Any use of credit ratings in evaluating fixed-income securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal, typically relying to a large extent on historical data. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect to risk of fluctuations in market value of the fixed-income security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a fixed-income obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including the arranger or issuer of the security that normally pays for that rating, and a low rating might affect future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating. Additionally, legislation has been enacted in an effort to reform rating agencies. Rules have also been adopted by the SEC to require rating agencies to provide additional disclosure and reduce conflicts of interest, and further reform has been proposed. It is uncertain how such legislation or additional regulation might impact the ratings agencies business and the Adviser’s investment process.
Foreign Securities. The Funds may invest their assets in U.S. dollar-denominated foreign equity securities including in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. The SMid Fund and the Large Cap Fund may each invest up to 20% of its total assets in foreign securities. In determining whether a company is foreign, the Adviser will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company is legally organized. The weight given to each of these factors will vary depending upon the circumstances. Investments in foreign securities may involve a greater degree of risk than those in domestic securities.
ADRs in registered form are dollar‑denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and they represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, a Fund may avoid currency risk during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security.
Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine, and may impose sanctions on other countries that provide military or economic support to Russia. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States and the United Kingdom have banned oil and other energy imports from Russia, and the European Union has banned most Russian crude oil imports and refined petroleum products, with limited exceptions. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact each Fund’s performance and the value of an investment in each Fund, even if each Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

Illiquid Investments. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the 1940 Act. A Fund may not invest in illiquid investments if, as a result of such investment, more than 15% of the Funds' net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund that are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by a Fund on an ongoing basis. In the event that more than 15% of a Fund’s net assets are invested in illiquid investments, the Funds, in accordance with Rule 22e-4(b)(1)(iv), will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.
Investment Company Securities. The Funds may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 under the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), the Funds may invest in the securities of another investment company (the “acquired company”) provided that the Funds, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Funds; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Funds) having an aggregate value in excess of 10% of the value of the total assets of the Funds. To the extent allowed by law or regulation, the Funds may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.
If the Funds invest in and, thus, is a shareholder of, another investment company, the Funds' shareholders will indirectly bear the Funds' proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Funds to the Funds' own investment adviser and the other expenses that the Funds bear directly in connection with the Funds' own operations.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act that allows registered investment companies to invest in the Funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Funds regarding the terms of the investment.
The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 under the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Funds to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Funds, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund, and (b) the sales load charged on Shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Additionally, the Funds may rely on Rule 12d1-4 under the 1940 Act to invest in such other funds in excess of the limits of Section 12(d)(1) if the Funds complies with the terms and conditions of such rule.
Exchange-Traded Funds (“ETFs”). The Funds may invest in shares of other investment companies (including ETFs). As the shareholder of another ETF, the Funds would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses the Funds pay in connection with its own operations. The Funds investments in other ETFs may be limited by applicable law.
Disruptions in the markets for the securities underlying ETFs purchased or sold by the Funds could result in losses on investments in ETFs. ETFs also carry the risk that the price the Funds pay or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Funds may invest may be leveraged, which would increase the volatility of the Funds NAV.
Other Short-Term Instruments. The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A‑1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Borrowing. Currently, the 1940 Act permits the Funds to borrow money from banks in amounts of up to one‑third of a Fund’s total assets (including the amount borrowed). To the extent permitted by the 1940 Act, or the rules and regulations thereunder, a Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as the clearance of portfolio transactions. To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase a Fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of a Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund's net investment income in any given period.
The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Each Fund will reduce its borrowing amount within three days, if that Fund’s asset coverage falls below the amount required by the 1940 Act.
Repurchase Agreements. The Funds may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Funds acquire a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Funds and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by the Funds (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of the Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Funds not within the control of the Funds and, therefore, the Funds may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Sector Focus. The Funds may invest greater than 25% of their assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology, real estate, utilities, and communications services. If a Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
Securities Lending. Each Fund reserves the right, pending receipt of Board approval, to lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Funds pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of each Fund’s loans permit each Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the applicable Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Funds may pay fees to arrange for securities loans.
The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Funds must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Funds must be able to terminate the loan at any time; (4) the Funds must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Funds may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Funds may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Funds. In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the applicable Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, a Fund will have to cover the loss when repaying the collateral.
Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of the Funds' investment portfolio at the time of the loan and, in the event of a default by the borrower, the Funds will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Funds are permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
Reverse Repurchase Agreements. The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with each Fund’s investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities at the mutually agreed-upon date and price. The Funds would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Rule 18f-4 under the 1940 Act permits a Fund to enter into reverse repurchase agreements, provided that the Fund treats the reverse repurchase agreements as a borrowing subject to the asset coverage requirements under the 1940 Act (see “Borrowing" above).
The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, a Fund’s earnings or NAV will increase faster than otherwise would be the case. Conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. The Funds will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.
Regulation of Derivatives and Certain Other Transactions. The Funds are prohibited from investing in derivatives, excluding certain currency and interest rate hedging transactions. This restriction is not fundamental and may be changed by the Funds without a shareholder vote. If the Funds do determine to invest in derivatives in the future, they will comply with Rule 18f-4 under the 1940 Act.
U.S. Government Securities. Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. An increase in national debt levels may also necessitate the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. Government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.
Temporary Defensive Positions. The Funds may take temporary defensive measures that are inconsistent with a Fund’s normal investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments.

INVESTMENT RESTRICTIONS
The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Funds. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Funds represented at a meeting at which the holders of more than 50% of the Funds’ outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Funds.
As a matter of fundamental policy, the Funds may not:
1.With respect to 75% of its total assets, invest more than 5% of their total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer;
2.As discussed in more detail on p. B-11, borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority. Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions;

3.Act as underwriter (except to the extent the Funds may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);
4.Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or group of industries (other than U.S. government securities);
5.Purchase or sell real estate, unless acquired as a result of ownership of securities (although the Funds may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);
6.Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments thereon backed by, or related to, physical commodities; or
7.Make loans of money (except purchases of debt securities consistent with the investment policies of the Funds). For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.
PORTFOLIO HOLDINGS DISCLOSURE
The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day a Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities (as defined below) is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).
EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.

MANAGEMENT OF THE TRUST
The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust
Kathleen T. Barr (born 1955) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee Chairperson	Indefinite Term; Since November 2018. Indefinite Term; Since February 2023.	Retired; Former Chair of the Governing Council, Independent Directors Council (since 2020); formerly, President, owner of a registered investment adviser, Productive Capital Management, Inc. (2010 to 2013); formerly, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009); formerly, Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds) (registered investment companies).	5	Independent Director, Muzinich Direct Lending Income Fund, Inc. (2023 to present); Independent Director, Muzinich BDC, Inc. (2019 to present); Independent Trustee for the William Blair Funds (2013 to present) (18 series).

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Eric W. Falkeis (born 1973) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since September 2011.	Chief Growth Officer, Tidal Financial Group (2022 to present); Chief Executive Officer, Tidal ETF Services LLC (2018 to present); formerly, Chief Operating Officer, Direxion Funds (2013 to 2018); formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC (1997 to 2013).	5	Independent Director, Muzinich Direct Lending Income Fund, Inc. (2023 to present); Interested Trustee, Tidal Trust II (2022 to present) (41 series); Independent Director, Muzinich BDC, Inc. (2019 to present); Interested Trustee, Tidal ETF Trust I (2018 to Present) (40 series); Former Interested Trustee, Direxion Funds (36 series), Direxion Shares ETF Trust (112 series) and Direxion Insurance Trust (2013 to 2018).
Steven J. Paggioli (born 1950) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since May 1991.	Consultant; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	5	Independent Director, Muzinich Direct Lending Income Fund, Inc. (2023 to present); Independent Director, Muzinich BDC, Inc. (2019 to present); Independent Trustee, AMG Funds (1993 to present) (42 series).
Ashi S. Parikh (born 1966) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since June 2020.	Investment professional; formerly, Chief Executive and Chief Investment Officer and various other positions, RidgeWorth Investments, LLC (global investment management firm) (2006 to 2017); formerly, Chief Investment Officer Institutional Growth Equities, Eagle Asset Management (investment management firm); formerly Sr. Managing Director, Growth Equities, Banc One Investment Advisors (investment management firm).	5	Board of Directors Member, Investment Working Group, The Ohio State University Endowments and Foundation (2016 to present); Board of Directors, World Methodist Council, Investment Committee (2018 to present); Independent Trustee, PNC Funds (2018 to 2019) (32 series); Interested Trustee, RidgeWorth Funds (2014 to 2017) (35 series).

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Cynthia M. Fornelli (born 1960) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since January 2022.	Independent Director of TriplePoint Venture Growth BDC Corp. (2019 to present); Retired; formerly, Executive Director of the Center for Audit Quality (2007-2019); formerly, Senior Vice President of Regulatory Conflicts Management at Bank of America (2005-2007); formerly, Deputy Director, Division of Investment Management with the U.S. Securities and Exchange Commission (1998-2005).	5	Independent Director, TriplePoint Private Venture Credit, Inc. (2020 to present).
Officers of the Trust
Jason F. Hadler (born 1975) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	President & Principal Executive Officer	Indefinite Term; Since September 2021.	Senior Vice President and Head of Client Experience, U.S. Bank Global Fund Services, since March 2022; Senior Vice President and Head of Fund Services Fund Administration Department, U.S. Bank Global Fund Services (December 2003-March 2022).	Not Applicable.	Not Applicable.
Carl G. Gee, Esq. (born 1990) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Secretary & Vice President	Indefinite Term; Since February 2021.	Assistant Secretary of the Trust (2020-2021); Assistant Vice President and Counsel, U.S. Bank Global Fund Services since August 2016; Summer Associate, Husch Blackwell LLP (2015); Law Clerk, Brady Corporation (global printing systems, labels and safety products company) (2014-2015).	Not Applicable.	Not Applicable.
Craig Benton (born 1985) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Treasurer & Vice President	Indefinite Term; Since December 2021.	Assistant Treasurer of the Trust (2016-2021); Assistant Vice President, U.S. Bank Global Fund Services since November 2007.	Not Applicable.	Not Applicable.

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Kyle J. Buscemi (born 1996) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since June 2022.	Mutual Funds Administrator, U.S. Bank Global Fund Services since June 2018; Business Administration Student, 2014-2018.	Not Applicable.	Not Applicable.
Kathryn E. LaPlante Johnson (born 1998) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since November 2023.	Mutual Funds Administrator, U.S. Bank Global Fund Services since June 2020; Business Administration Student, 2017-2021.	Not Applicable.	Not Applicable.
Gazala Khan (born 1969) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since November 2022.	Vice President and Compliance Officer, U.S. Bank Global Fund Services since July 2022; Chief Compliance Officer Matthews Asia Fund (May 2019-July 15, 2022); Chief Compliance Officer GS Trust/VIT (June 2009-May 2019); Vice President GSAM (May 2005-June 2009); Staff Accountant, SEC Office of Compliance Inspection and Examination (1999-2005).	Not Applicable.	Not Applicable.
(1)All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78.
(3)The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” as used herein includes the Funds, the Congress Mid Cap Growth Fund, the Congress Large Cap Growth Fund, and the Congress Small Cap Growth Fund which are offered through a separate statement of additional information. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes.
Additional Information Concerning the Board of Trustees
The Role of the Board
The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Structure, Leadership
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees, a Nominating and Governance Committee, an Audit Committee, and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees.” The Board is entirely comprised of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Nominating and Governance Committee, Audit Committee and Qualified Legal Compliance Committee are comprised of all of the Independent Trustees. The Chairperson of the Board is an Independent Trustee. The Trust has appointed Kathleen Barr, an Independent Trustee, as Chairperson of the Board, and she acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as Chairperson during executive sessions of the Independent Trustees. The Board has determined not to combine the Chairperson position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust, who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust. The Board reviews its structure and the structure of its committees annually. The Board has determined that the structure of the Independent Chairperson, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.
Ms. Barr’s Trustee Attributes include her substantial mutual fund experience, including her role as Chair of the Governing Council for the Independent Directors Council and member of the ICI Board of Governors. She has executive experience as the former owner of a registered investment adviser (Productive Capital Management, Inc.), as the Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors LLC in 2009), and as the Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds). Ms. Barr also currently serves on the board of several registered investment companies. Ms. Barr has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Barr’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full-service provider to ETFs, mutual funds and alternative investment products. Mr. Falkeis currently serves as Chief Executive Officer of Tidal ETF Services LLC (2018 to present), and he has experience consulting with investment advisers regarding the legal structure of investment companies, distribution channel analysis, marketing and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational and risk oversight experience through his former positions as Chief Operating Officer and Trustee of the Direxion Funds and the Direxion Exchange Traded Funds. Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He is a member of the Board of Governors of the Investment Company Institute and of the Governing Council of the Independent Directors Council. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the SEC. Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Parikh’s Trustee Attributes include his substantial investment and executive experience in the asset management industry, including his position as Chief Executive Officer and Chief Investment Officer of RidgeWorth Investments (global investment management firm with over $41 billion in assets). He has also served as a Trustee of several investment trusts (including private investment trusts). Mr. Parikh has ongoing responsibility as a member of the Investment Working Group as part of the Board of Directors for the Ohio

State University Endowments & Foundation, as well as an ongoing position as a member of the Investment Committee for the World Methodist Council Endowment Fund (a charitable religious foundation). Mr. Parikh has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Parikh possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Ms. Fornelli’s Trustee Attributes include her substantial governance, legal, regulatory and business experience, including her role as an Independent Director of TriplePoint Venture Growth BDC Corp and TriplePoint Private Venture Credit, Inc. She has broad leadership experience in strategy formulation, corporate governance and risk management. She has executive experience as the Executive Director of Center for Audit Quality (2007-2019), Senior Vice President of Regulatory and Conflicts Management at Bank of America (2005-2007) and Deputy Director, Division of Investment Management with the US Securities and Exchange Commission (1998-2005). Ms. Fornelli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Fornelli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Trust Committees
The Trust has three standing committees: the Nominating and Governance Committee, and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).

The Nominating and Governance Committee, comprised of all of the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating and Governance Committee is also responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” The Nominating and Governance Committee has appointed Independent Trustee Eric Falkeis as the Chairperson of the Committee. The Nominating and Governance Committee will consider nominees nominated by shareholders. Recommendations for consideration by shareholders by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. The Nominating and Governance Committee did not meet or taken any action with respect to the Funds during the fiscal period ended October 31, 2023.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee has appointed Independent Trustee Cynthia Fornelli as the Chairperson of the Committee. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. The Audit Committee met one time with respect to the Funds during the Funds’ fiscal period ended October 31, 2023.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. The QLCC did not meet or taken any action with respect to the Funds during the Funds’ fiscal period ended October 31, 2023.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Funds and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2023.

Name	Dollar Range of Congress SMid Growth ETF Shares	Dollar Range of Congress Large Cap Growth ETF Shares	Aggregate Dollar Range of Fund Shares in the Trust
Kathleen T. Barr	None	None	$10,001-$50,000
Eric W. Falkeis	None	None	$50,001-$100,000
Steven J. Paggioli	None	None	Over $100,000
Ashi S. Parikh	None	None	Over $100,000
Cynthia M. Fornelli	None	None	None

As of December 31, 2023, neither the then Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Funds, the Adviser, the Funds’ principal underwriter, or any of their affiliates. Accordingly, as of that date, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest during the two most recently completed calendar years, the value of which exceeds $120,000, in the Adviser, the Funds’ principal underwriter or any of its affiliates.

Compensation
Effective January 1, 2024, the Independent Trustees were due to receive an annual retainer of $145,000 allocated among each of the various portfolios comprising the Trust, an additional $8,000 per regularly scheduled Board meeting, and an additional $3,500 per special meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The Chairperson of the Audit Committee receives additional compensation of $20,000 annually, the Chairperson of the Nominating and Governance Committee receives additional compensation of $8,000 annually and the Chairperson of the Board of Trustees receives additional compensation of $30,000 annually, and such compensation is also allocated among each of the various portfolios comprising the Trust. Independent Trustees receive additional fees from the applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. All Trustees will be reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the rate of compensation received by the following Independent Trustees for the fiscal period ended October 31, 2023.

Name of Person/Position	Congress SMid Growth ETF	Congress Large Cap Growth ETF	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex(1) Paid to Trustees
Kathleen T. Barr, Trustee	$362	$362	None	None	$20,993
Eric W. Falkeis, Trustee	$279	$279	None	None	$20,877
Steve J. Paggioli, Trustee	$279	$279	None	None	$19,376
Ashi S. Parikh, Trustee	$279	$279	None	None	$19,376
Cynthia M. Fornelli, Trustee	$279	$279	None	None	$20,990
(1)There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” as used herein includes the Funds, the Congress Mid Cap Growth Fund, the Congress Large Cap Growth Fund, and the Congress Small Cap Growth Fund which are offered through a separate statement of additional information. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes.
(2)For the fiscal period ended October 31, 2023, aggregate Independent Trustees’ fees for the Trust were approximately $841,701.

Codes of Ethics
The Trust and the Adviser have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser to invest in securities that may be purchased or held by the Funds. The Distributor, as defined below, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser.

PROXY VOTING POLICIES AND PROCEDURES
The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and its shareholders. The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Policies that underscore the Adviser’s concern that all proxies voting decisions be made in the best interest of the Funds’ shareholders. The Adviser considers each proxy proposal individually and makes decisions on a case‑by‑case basis. At all times, however, the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of a Fund. The Adviser believes that market conditions and other economic considerations will influence how decisions are made on proxy proposals. Where a proxy proposal raises a material conflict between the Adviser’s interests and a Fund’s interests, the Adviser will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination. If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Adviser will abstain from voting the proxy. The Adviser’s Policy is attached as Appendix A.

The Trust is required to file a Form N‑PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N‑PX for the Funds will be available without charge, upon request, by calling toll‑free 1‑888‑688‑1299 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of January 31, 2024, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds. As of the date of this SAI, the shareholder information considered to be either a control person or principal shareholder of the Funds, was not readily available.
INVESTMENT ADVISER
As stated in the Prospectus, investment advisory services are provided to the Funds by Congress Asset Management Company, LLP, the Adviser, 2 Seaport Lane, 5th Floor, Boston, MA 02210, pursuant to an investment advisory agreement (the “Investment Advisory Agreement”).

After its initial two year term, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory

Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’, nor less than 30 days’, written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Pursuant to the Investment Advisory Agreement, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser also arranges for transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Funds to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee from each Fund. For the services it provides to the Funds, each Fund pays the Adviser a unified management, which is calculated daily and paid monthly, at an annual rate based on the applicable Fund’s average daily net assets as follows:

Name of Fund	Management Fee
Congress SMid ETF	0.68%
Congress Large Cap ETF	0.65%

For the fiscal period ended October 31, 2023, the Adviser earned $2,429 in management fees from the SMid Fund, and $2,589 in management fees from the Large Cap Fund.

Under the Advisory Agreement, in exchange for a single unitary management fee, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b‑1) fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Portfolio Managers.
Ms. Nancy T. Huynh and Mr. Daniel A. Lagan, CFA serve as portfolio managers for the Congress SMid Growth ETF and are jointly responsible for the day‑to‑day management of the Congress SMid Growth ETF. Mr. Matthew Lagan, CFA and Mr. Daniel A Lagan, CFA, serve as portfolio managers for the Congress Large

Cap Growth ETF, and are jointly responsible for the day‑to‑day management of the Congress Large Cap Growth ETF.

The following provides information regarding other accounts managed by Nancy Huynh as of October 31, 2023:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following provides information regarding other accounts managed by Daniel Lagan as of October 31, 2023:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$7,723,402	0	$0
Other Accounts	118	$386,171,253	0	$0

The following provides information regarding other accounts managed by Matthew Lagan as of October 31, 2023:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	63	$130,031,210	0	$0

Portfolio Managers’ Compensation. Portfolio Managers receive a competitive base salary and benefits package. They are eligible for a bonus that is derived from a number of metrics including personal performance, investment performance, firm-wide net asset flows, and net operating income. They are also eligible for and may receive an equity participation. The benchmarks to measure investment performance would be the

Russell 1000® Growth Index for the Large Cap Growth ETF, and Russell 2500TM Growth Index for the SMid Growth ETF.

Conflicts of Interest for Portfolio Managers. Because the Adviser performs investment management services for various clients, certain conflicts of interest could arise. The Adviser may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Funds. The Adviser will have no obligation to purchase or sell for the Funds, or to recommend for purchase or sale by the Funds, any security that the Adviser, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Adviser buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.
Portfolio Managers’ Ownership in the Funds. As of the date of this SAI, the Portfolio Managers did not beneficially own shares of the Funds.
The following indicates the beneficial ownership of the Portfolio Managers of each Fund as of October 31, 2023:

Amount Invested Key
A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	$100,001-$500,000
F.	$500,001-$1,000,000
G.	Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in the each Fund
	SMid Fund	Large Cap Fund
Nancy Huynh	$0 - $0	$0 - $0
Daniel Lagan	$0 - $0	$0 - $0
Matthew Lagan	$0 - $0	$0 - $0
THE ADMINISTRATOR, CUSTODIAN, AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.
Pursuant to a Fund Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Fund pays Fund Services a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

For the fiscal period August 21, 2023 (commencement of operations) through October 31, 2023, the Adviser paid $7,449.84 for administrative services rendered to the SMid Fund, and $7,577.33 for administrative services rendered to the Large Cap Fund.
Pursuant to a Custody Agreement, U.S. Bank National Association (the “Custodian” or “U.S. Bank”), 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
THE DISTRIBUTOR
The Trust, the Adviser, and Quasar Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of the Funds’ assets (i.e., without additional cost to the Funds or their shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.
With respect to the Congress Large Cap Growth and SMid Growth ETFs, the Adviser has engaged and pays variable compensation to Hantz Financial Services, Inc., an SEC-registered broker-dealer and investment adviser (“Hantz”), for consulting services on marketing strategies involving third-party investment platforms utilizing third-party investment management models. The Adviser also compensates Hantz for due diligence, education, training, and support services available to Hantz’s investment professionals in fixed amounts adjusted periodically. The Adviser pays these consulting and support service fees from its own resources and not from the assets of the ETFs. The amounts received by Hantz in these special compensation arrangements, together with the related conflicts of interest, are disclosed and updated annually by Hantz on its website.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares of the Funds.
Distribution Plan. The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Funds under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Funds. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Funds or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Funds' then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vi) such other services and obligations as are set forth in the Distribution Agreement.
LEGAL COUNSEL
Sullivan & Worcester LLP, 1633 Broadway, 32nd Floor, New York, New York 10019, serves as legal counsel to the Trust. Sullivan & Worcester also serves as independent legal counsel to the Board of Trustees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102 is the independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission for the Funds.
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares. Each Share represents an equal proportionate interest in each Fund with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of each Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of Shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s Shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Fund Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Adviser owes a duty to the Funds to seek best execution on trades effected. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include the Funds' Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Adviser have determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to executed each Fund's portfolio transactions in connection with such orders.
The Adviser may use a Fund’s assets for, or participate in, third party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available commission in recognition of the broker’s provision of such services to the Adviser. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only use brokers that provide soft dollar benefits.
The Adviser face a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser are able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products. No soft-dollar arrangement information is provided for the Funds because the Funds have not commenced operations prior to the date of this SAI.
The Adviser are responsible, subject to oversight by the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.
The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
For the fiscal period August 21, 2023 (commencement of operations) through October 31, 2023, the Large Cap Growth ETF paid $63 in aggregate brokerage commissions, and the SMid Growth ETF paid $77 in aggregate brokerage commissions.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares. The Funds did not hold any securities of “regular broker dealers” as of October 31, 2023.
Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
The portfolio turnover for the SMid Growth ETF for the following fiscal period is set forth below.

Portfolio Turnover Rate for the SMid Growth ETF	Turnover
Fiscal Period Ended October 31, 2023	1%
(1) Congress SMid Growth ETF commenced operations on August 21, 2023. Information presented is for the period from August 21, 2023 to October 31, 2023.
The portfolio turnover for the Large Cap Growth ETF for the following fiscal period is set forth below.

Portfolio Turnover Rate for the Large Cap Growth ETF	Turnover
Fiscal Period Ended October 31, 2023	7%
(1) Congress Large Cap Growth ETF commenced operations on August 21, 2023. Information presented is for the period from August 21, 2023 to October 31, 2023.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Funds shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of each Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, each Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of each Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Funds, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of each Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of each Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of each Fund’s Index.
The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of Index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of each Fund Deposit, in the composition of the subject Index being tracked by each Fund or resulting from certain corporate actions.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of each Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the

“Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from each Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for each Fund for orders to purchase Creation Units is expected to be 4:00 p.m. Eastern time, which time may be modified by each Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from each Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which each Fund’s investments are primarily traded is closed, each Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of each Fund, the Transfer Agent will notify the Custodian of such order. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities), and/or through such other arrangements allowed by the Trust or its agents. Each Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of each Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If each Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. The “Settlement Date” for each Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of each Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to each Fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If each Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to each Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) the acceptance of each Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to each Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund is $300, regardless of the number of Creation Units created in the transaction. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if each Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to each Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of each Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
SMid Growth ETF	$300	2%
Large Cap Growth ETF	$300	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring each Fund Securities from the Trust to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from each Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from each Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF EACH FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of each Fund, redemption proceeds for a Creation Unit will consist of Fund Securities - as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of each Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that each Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to each Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund is $300, regardless of the number of Creation Units redeemed in the transaction. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if each Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to each Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of each Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring each Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of each Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.
The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that each Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of each Fund Securities but does not differ in NAV.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering each Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in each Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of each Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for each Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of each Fund could be significantly affected by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NET ASSET VALUE
The NAV of the Funds is determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the NAV on any day when the Exchange is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the NAV per share.

NAV per Share for each Fund is computed by dividing the value of the net assets of each Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV is calculated by Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV per Share, each Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. Each Fund may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities primarily traded on U.S. national securities exchanges for which market quotations are readily available shall be valued at either the last reported sale price on the day of valuation, or the exchange’s official closing price, if applicable. If there has been no sale on such day, then the mean between the bid and asked prices will be used. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Adviser.

Trading in foreign securities markets is normally completed well before the close of the NYSE. In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Funds’ NAV is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of NAV unless the Adviser deems that the particular event would affect NAV, in which case an adjustment will be made in such manner as the Adviser in good faith deems appropriate to determine fair market value. Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S. dollars based on the spot exchange rates, or at such other rates as the Adviser, pursuant to fair value procedures adopted by the Adviser, may determine to be appropriate.

DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis for each Fund to comply with the distribution requirements of the Code to preserve each Fund’s eligibility for treatment as a RIC, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Funds, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Funds reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Funds at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain U.S. federal income tax considerations generally affecting a Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local or foreign taxes.
Taxation of the Funds. The Funds have elected and intend to continue to qualify each year to be treated as a separate RIC under the Code. As such, a Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which each Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which each Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
It may not be possible for a Fund to fully implement a replication strategy or a representative sampling strategy while satisfying the Diversification Requirement. Each Fund’s efforts to satisfy the Diversification Requirement may affect each Fund’s execution of its investment strategy and may cause each Fund’s return to deviate from that of the Index, and each Fund’s efforts to represent the Index using a sampling strategy, if such a strategy is used at any point, may cause it inadvertently to fail to satisfy the Diversification Requirement.
To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, each Fund will seek to restrict the resulting income from such investments so that each Fund’s non-qualifying income does not exceed 10% of its gross income.
Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at each Fund level rather than at the Trust level.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, each Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements.

Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of each Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, each Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which each Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, each Fund will establish procedures to reflect the anticipated tax liability in each Fund’s NAV.
Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining each Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to each Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code. For the fiscal period ended October 31, 2023, the Large Cap Fund was entitled to a short-term capital loss carryforward of $5,816 with no expiration date. For the fiscal period ended October 31, 2023, the SMid Fund was entitled to a short-term capital loss carryforward of $2,806 with no expiration date.
A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of each Fund to satisfy the requirement for qualification as a RIC.
If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by each Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Taxation of Shareholders – Distributions. Each Fund intends to distribute, no less than annually, to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which, subject certain limitations and requirements, is taxable to non-corporate shareholders at rates of up to 20%.
Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares.
Qualified dividend income includes, in general and, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF, an underlying fund taxable as a RIC, or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund, or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, each Fund may report all distributions of such income as qualified dividend income.
Fund dividends will not be treated as qualified dividend income if each Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by a Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by a Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from REITs and other RICs are not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares.
Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of each Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in each Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
To the extent that a Fund makes a distribution of income received by each Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale of Shares. A sale, redemption, or exchange of Shares may give rise to a gain or loss. For tax purposes, an exchange of your Fund Shares for shares of a different fund is the same as a sale. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of each Fund may limit the tax efficiency of each Fund. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust, on behalf of each Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, each Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Tax Treatment of Complex Securities. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.
Some debt obligations that are acquired by a Fund may be treated as having original issue discount (“OID”). Generally, a Fund will be required to include OID in taxable income over the term of the debt security, even though payment of the OID is not received until a later time, usually when the debt security matures. If a Fund holds such debt instruments, it may be required to pay out as distributions each year an amount that is greater than the total amount of cash interest each Fund actually received. Such distributions may be made from the cash assets of each Fund or by liquidation of portfolio securities, if necessary.

A Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be OID, which is taxable as ordinary income and is required to be distributed, even though a Fund will not receive the principal, including any increase thereto, until maturity. If a Fund invests in securities that have OID, it may be required to liquidate other investments, including at times when it is not advantageous to do so, to satisfy its distribution requirements and to eliminate any possible taxation at a Fund level. Moreover, a Fund may realize gains or losses from such liquidations. In the event a Fund realizes net gains from such transactions, its shareholders may receive larger distributions than they would have in the absence of such transactions.
Foreign Investments. Dividends and interest received by each Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Each Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by each Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.
If more than 50% of the value of each Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, each Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by each Fund as paid by its shareholders. For any year that each Fund is eligible for and makes such an election, each shareholder of each Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by each Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by each Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by each Fund will reduce the return from each Fund’s investments.
If each Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by each Fund to its shareholders. Additional charges in the nature of interest may be imposed on each Fund in respect of deferred taxes arising from such distributions or gains.
Each Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, each Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to each Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. To make this election, each Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, each Fund may make a mark-to-market election that will result in each Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, each Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by each Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, each Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. Each Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. To distribute this income and avoid a tax at each Fund level, each Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Amounts included in income each year by each Fund arising from a QEF election, will be “qualifying income” under the

Qualifying Income Requirement (as described above) even if not distributed to each Fund, if each Fund derives such income from its business of investing in stock, securities or currencies.
Backup Withholding. The Funds will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.
Non-U.S. Shareholders. Any non-U.S. investors in each Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisers prior to investing in each Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Each Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from each Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in each Fund should consult their tax advisers in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in each Fund if, for example, (i) each Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) each Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.
Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. In those states which have income tax laws, the tax treatment of each Fund and of Fund shareholders with respect to distributions by each Fund may differ from federal tax treatment.
General Considerations. The federal income tax discussion set forth above is for general information only. Shares of each Fund held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, prospective investors should consult their tax advisers regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.
State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of Shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate tax in Delaware if it qualifies as a RIC for federal income tax purposes.
FINANCIAL STATEMENTS
The annual report and semi-annual report are separate documents, and the respective financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Funds’ annual report at no charge by calling 1-888-688-1299 or through the Funds’ website at https://etfs.congressasset.com.

APPENDIX A

2024 PRIVACY & PROXY NOTICE

PRIVACY POLICIES AND PROCEDURES

The trust and confidence of you, our customers, is important to us at Congress Asset Management Company. For this reason, we are careful in the way we collect and handle non-public, personal information about you, our clients (“Client Information”). This Privacy Notice describes our policies and practices regarding your information and how it is obtained, disseminated, and protected.

Information We Collect
We may collect Client Information from the following sources:
•Information we receive on contracts or other forms, such as your name, address, date of birth, and social security number
•Information relating to transactions with us, our affiliates and others, such as the purchase and sale of securities and account balances
•Information we receive from third parties, such as custodians, wealth management and financial service firms, as required or permitted by law
•The retention period for which we hold your personal data varies depending on the purpose for which we are using your personal data and legal obligations (laws or regulation may set a minimum period for which we have to keep your data)

Information We Disclose
We disclose Client Information about you or our former clients to third parties only to the extent required or permitted by law. Such sharing of your information is applied to:
•Everyday business purposes such as processing transactions, maintaining and or servicing your account
•Cooperating with regulatory authorities, responding to court orders and legal investigations
•Taking reasonable and necessary steps to prevent fraud, unauthorized transactions, etc.

Opting Out
The information we disclose is limited, and essential to servicing your account, protecting your privacy and meeting obligations under state and federal law. We do not disclose Client Information that requires a notice to you for limiting such disclosures, otherwise known as “opting-out.” However, should we wish to disclose additional Client Information of yours, we will only do so with your written permission as discussed below.

Opt-In Process for Sharing Additional Client Information
Our current business practices require us to obtain affirmative written permission from you (“Opting-In”), before we disclose any Client Information outside of what is discussed above in the “Information We Disclose” section of this notice. In the event we wish to share such additional Client Information, we will provide you an Opt-In form describing the additional Client Information we seek to share, with whom we wish to share it with, and for what purpose. Until such form is received by us from you, indicating your permission, such additional Client Information about you will not be shared.

Information Security
•We maintain an Information Protection and Cybersecurity program and provide ongoing awareness and training to our employees
•We continue to evaluate our efforts to protect confidential Client information and to keep our privacy policy and practices current
•We restrict access to Client Information to employees and service providers who are involved in providing products and services to our clients
•Employees with access to Client Information may not use or disclose such information, except for Congress Asset Management Company business use
•We maintain physical, electronic, and procedural safeguards in order to protect Client Information

•When there is a need to dispose of confidential Client Information, we require our employees to shred, not discard the information
•
If you have any questions regarding our Privacy Policy, please call us at 800-542-7888 or write to us at 2 Seaport Lane, Boston, MA 02210.
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PROXY POLICIES AND PROCEDURES

PROXY POLICIES
Responsibility
Congress Asset Management Company’s responsibility as an investment manager and plan fiduciary, as outlined in rule 206(4)-6 under the Investment Advisers Act of 1940, and the Employee Retirement Income Security Act of 1974 and subsequent Department of Labor policy statements, includes the duty to vote proxies on behalf of our clients when proxy voting authority has been delegated to us. Congress Asset Management Company accepts its fiduciary responsibility to vote proxies under these circumstances. This statement is intended to set forth those policies and guidelines to be followed in carrying out our responsibility.

General Principles of Voting
Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. This policy statement has been carefully crafted to meet the requirements of loyalty and prudence and will be employed by the Proxy Committee (the “Proxy Committee”) in its proxy voting procedures and decisions.

The duty of loyalty requires that a voting fiduciary exercise its proxy voting authority solely in the interests of its clients, or plan participants and beneficiaries, and for the exclusive purpose of providing plan benefits to participants and beneficiaries. The voting fiduciary is prohibited from subordinating the interests of participants and beneficiaries to unrelated objectives.

The duty of prudence requires that proxy voting authority be exercised with the care, skill, prudence, and diligence that a similarly situated prudent person knowledgeable in such matters would exercise. In keeping with its fiduciary responsibilities, Congress Asset Management Company will vote proxies in accordance with the “economic best interests” of its clients, plan participants and beneficiaries. Congress Asset Management Company will consider the long-term impact of business plans on all affected parties including shareholders, debt holders, employees, retired workers, and communities in which the firm operates.

Decisions Free of Outside Influence
Generally, Congress Asset Management Company will vote on the recommendation of the issuer’s management. However, Congress shall take into consideration the general positions of trustees and other fiduciaries in deciding how to vote proxies. Congress Asset Management Company currently utilizes the services of Broadridge Investor Communications, an independent administrator of proxy voting services. Such services may include voting execution, comprehensive reporting, and supporting justification. However, any influence imposed upon us by a person or persons who have a direct personal or financial interest in the outcome will be rejected as a violation of ERISA and our moral obligation to plan participants, and clients. On contested issues the guiding principle shall be the long term “economic best interests” of all affected parties. The interest of any one group shall not dominate the decision to the detriment of other affected parties.

Clients and prospective clients should be aware that Congress Asset Management typically follows the recommendation of the AFL-CIO when voting proxies for Taft-Hartley clients, while at the same time actively soliciting new business from the Taft-Hartley market. Voting to such recommendations may at times be different from how we vote our other clients’ proxies and in opposition to the interests of such other clients. In addition, upon a client’s request, Congress will engage Glass Lewis for ESG voting recommendations.

Congress Asset Management, at the direction of a client’s Investment Policy statement, has the ability to direct proxy voting decisions to a 3rd party proxy advice vendor. These voting recommendations may at times be different from how we vote other clients’ proxies and in opposition to the interests of such other clients.

PROXY PROCEDURES
Proxy Committee
The Proxy Committee shall have responsibility for setting the proxy voting policy at Congress Asset Management Company. Proxies will be voted in the economic best interest of each individual client, ERISA plan participant, and beneficiaries. The Proxy Committee will use available resources as needed to assist in evaluating proxy issues and setting policies that are appropriate for each client. Congress Asset Management Company has an agreement with Broadridge Investor Communications to provide integrated third-party research and electronic, automated, rules-based voting capabilities via the Broadridge ProxyEdge service for each individual proxy.

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In the event of a vote that falls outside of the standard proxy voting rules for Congress Asset Management Company, the Proxy Committee will meet to review a specific vote. When the Proxy Committee reaches a decision concerning the proxy vote in question, Broadridge ProxyEdge shall be instructed to vote accordingly, and no further action shall be required. A simple majority of the Proxy Committee shall be required for a final ruling on proxy issues.

Record Keeping
1.Proxy Committee minutes and meeting material including the basis for any voting decision including whether the advice of any individual outside of the organization was acted upon.
2.Records will be maintained detailing how proxies were voted, and for which accounts they were voted.

Records of proxy voting will be made available to Clients and ERISA Plan Sponsors upon a written request by email to proxies@congressasset.com or by mail to Congress Asset Management Company, 2 Seaport Lane, 5th Floor, Boston, MA 02210.

PROXY COMMITTEE:
Daniel A. Lagan Gregg A. O’Keefe Marc Pezzuto
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Professionally Managed Portfolios (the “Trust”)
PART C

OTHER INFORMATION
Item 28. Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(i)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(ii)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(iii)
Certificate of Amendment dated February 16, 2022 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(b)
Amended and Restated By-Laws, amended as of February 16, 2022, is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)		Investment Advisory Agreements
(i)
Investment Advisory Agreement dated October 31, 2011, between the Trust, on behalf of the series listed on Schedule A, which may be amended from time to time (each a “Fund”), and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 11, 2013, between the Trust, on behalf of the Hodges Small Intrinsic Value Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(ii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment dated April 1, 2017, to the Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

Amendment to Schedule A to the Investment Advisory Agreement dated June 17, 2021, between the Trust, on behalf of the Osterweis Fund and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 819 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2021.

(iii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment to Schedule A to the Investment Advisory Agreement dated June 17, 2021, between the Trust, on behalf of the Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund (currently being renamed Osterweis Growth & Income Fund), Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 819 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2021.

(B)
Amendment dated April 1, 2017, to the Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund, Osterweis Institutional Equity Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(iv)
Amendment to Schedule A of the Investment Advisory Agreement between the Trust, on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund, and Osterweis Capital Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(v)
Investment Advisory Agreement dated June 30, 2020, between the Trust, on behalf of the Trillium ESG Global Equity Fund, the Trillium ESG Small/Mid-Cap Fund, and Trillium Asset Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(vi)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(A)
Amendment dated October 1, 2017 to the Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 728 to the Trust’s Registration Statement on Form N-1A, file with the SEC on January 26, 2018.

(B)
Interim Investment Advisory Agreement dated January 1, 2022, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Voya Investment Management Co. LLC, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(vii)
Amended and Restated Investment Advisory Agreement, dated as of August 31, 2006, by and between the Trust, on behalf of the Villere Balanced Fund series and St. Denis J. Villere & Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
Amendment to the Investment Advisory Agreement dated September 1, 2017, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(B)
Investment Advisory Agreement dated May 31, 2013 between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust's Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(C)
Amendment to the Investment Advisory Agreement dated November 1, 2017 between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(viii)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Amendment dated August 14, 2012 to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(B)
Amendment dated January 1, 2018 to the Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(C)
Form of Amendment to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(D)
Investment Advisory Agreement between the Trust, on behalf of the Congress SMid Growth ETF, the Congress Large Cap Growth ETF and Congress Asset Management Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(ix)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the  Akre Focus Fund, and Akre Capital Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust's Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Amendment to the Investment Advisory Agreement dated August 1, 2017, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 722 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2017.

(x)
Investment Advisory Agreement dated October 31, 2016, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 696 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2017.

(A)
Amendment to the Investment Advisory Agreement dated October 1, 2017, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2018.

(B)
Amendment to Schedule A to the Investment Advisory Agreement dated February 26, 2020, between the Trust, on behalf of the Boston Common ESG Impact Emerging Markets Fund, and Boston Common Asset Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(C)
Form of Amendment to Schedule A to the Investment Advisory Agreement dated ____, 2023, between the Trust, on behalf of the Boston Common ESG Impact U.S. Value Fund, and Boston Common Asset Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 849 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 27, 2023.

(xi)
(A)
Amended Schedule A dated May 30, 2018 to the Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 763 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019.

(xii)
Investment Advisory Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xiii)
Investment Advisory Agreement dated February 27, 2015, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund and Otter Creek Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(xiv)
Investment Advisory Agreement dated January 3, 2023 between the Trust, on behalf of the Bridges Investment Fund, and Bridges Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 847 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 3, 2023.

(xv)
Investment Advisory Agreement between the Trust, on behalf of the Pabrai Wagons Fund, and Dhandho Funds LLC, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(e)		Underwriting Contracts
(i)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(C)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios Trust, on behalf of the Hodges Mutual Funds, and Hodges Capital Management, INC., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 796 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 29. 2020.

(E)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios Trust, on behalf of the Hodges Mutual Funds, and Hodges Capital Management, Inc. dated October 2021 is herein incorporated by reference from Post-Effective Amendment No. 837 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 22, 2022.

(ii)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Fund and the Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(C)
Third Amendment dated November 15, 2016, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Funds, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Osterweis Capital Management, Inc. dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 793 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 29, 2020.

(E)
Amendment to the Distribution Agreement between the Trust, on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund, and Quasar Distributors, LLC, is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(F)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Osterweis Capital Management, Inc. dated October 2021 is herein incorporated by reference from Post-Effective Amendment No. 836 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2022.

(iii)
Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(A)
First Amendment dated March 3, 2017 to the Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 720 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2017.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Trillium Asset Management, LLC dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(C)
Second Amendment, dated October 1, 2020 to the Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios, and Trillium Asset Management, LLC dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 826 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2021.

(iv)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Tygh Capital Management, Inc., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 806 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Tygh Capital Management, Inc. dated September 30, 2021, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(v)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(B)
Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on December 13, 2013.

(C)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and St. Denis J. Villere & Co., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 804 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 17, 2020.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and St. Denis J. Villere & Co., dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 828 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 16, 2021.

(vi)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Amendment dated August 14, 2012 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(B)
Second Amendment dated ______, 2017 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(C)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Manged Portfolios and Congress Asset Management Company, LLP dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 811 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 26, 2021.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Congress Asset Management Company, LLP dated _____________, 2022 is herein incorporated by reference from Post-Effective Amendment No. 831 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 24, 2022.

(vii)
Distribution Agreement dated August 7, 2023, between the Trust, on behalf of the Congress SMid Growth ETF and Congress Large Cap Growth ETF and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(A)
Form of Authorized Participant Agreement (Congress SMid Growth ETF and Congress Large Cap Growth ETF) for Quasar Distributors is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(viii)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Akre Capital Management, dated March 31, 2020, is herein incorporated by reference from Post-Effective Amendment No. 803 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2020.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Akre Capital Management dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 827 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 17, 2021.

(ix)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Boston Common Asset Management, dated March 31, 2020 is herein incorporated by reference from Post-Effective No. 807 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 29, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Boston Common Asset Management, LLC dated September 30, 2021 is herein incorporated by reference from Post-Effective No. 830 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 28, 2022.

(C)
First Amendment to the Novated Distribution Agreement by and between Quasar Distributors, LLC and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 843 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 15, 2022.

(x)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
First Amendment dated May 24, 2016 to the Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Muzinich & Co., Inc. dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(C)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Muzinich & Co., Inc. dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 834 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2022.

(xi)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Becker Capital Management, Inc, dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Becker Capital Management, Inc., dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(xii)
First Amendment to the Distribution Agreement dated March 3, 2017, between the Trust, on behalf the Otter Creek Long/Short Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 733 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2018.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Otter Creek Advisors, LLC, dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Otter Creek Advisors, LLC, dated _________, 2022 is herein incorporated by reference from Post-Effective Amendment No. 832 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2022.

(xiii)
Form of Distribution Agreement between the Trust, on behalf of the Bridges Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 847 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 3, 2023.

(xiv)
Distribution Agreement between the Trust, on behalf of the Pabrai Wagons Fund, and Quasar Distributors, LLC, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(xv)
Distribution Services Agreement between Dhandho Funds LLC and Quasar Distributors, LLC, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(f)		Bonus or Profit Sharing Contracts - None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(ii)
Amendment to the Custody Agreement on behalf of the Hodges Fund, Hodges Small Intrinsic Value Fund, Hodges Small Cap Fund and Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(iii)
Amendment to the Amended and Restated Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, dated February 9, 2018 is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(A)
Form of Amendment dated _____, 2017 to the Amended and Restated Custody Agreement, dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bank N.A. is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(iv)
Custody Agreement on behalf of the Trust and U.S. Bank N.A. is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(A)
Exhibit A (Congress SMid Growth ETF and Congress Large Cap Growth ETF) to Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(v)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(vi)
Amendment to the Custody Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment to the Amended and Restated Custody Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(vii)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Amendment to the Custody Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(B)
Amendment to the Custody Agreement on behalf of Boston Common ESG Impact U.S. Value Fund is herein incorporated by reference from Post-Effective Amendment No. 843 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 15, 2022.

(viii)
Amended Exhibit O to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(ix)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Amendment to the Custody Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(x)
Amendment to the Custody Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xi)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xii)
Form of Amendment to the Custody Agreement dated February __, 2020, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xiii)
Amended Exhibit H to the Amended and Restated Custody Agreement dated May 15, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(xiv)
Amendment to the Custody Agreement dated July 13, 2015, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xv)
Form of Amendment to the Amended and Restated Custody Agreement on behalf of the Bridges Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 839 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 30, 2022.

(xvi)
Amendment to the Custody Agreement on behalf of the Pabrai Wagons Fund,is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, the Hodges Small Intrinsic Value Fund and the Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Fund Administration Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(E)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(2)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common ESG Impact U.S. Value Fund is herein incorporated by reference from Post-Effective Amendment No. 843 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 15, 2022.

(F)
Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(G)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Fund Administration Servicing Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(I)
Form of Amendment to the Fund Administration Servicing Agreement dated February __, 2020, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(J)
Amendment to the Fund Administration Servicing Agreement dated March 25, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(K)
Amendment to the Fund Administration Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(L)
Form of Amendment to the Fund Administration Servicing Agreement on behalf of the Bridges Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 839 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 30, 2022.

(M)
Amendment to the Fund Servicing Agreement on behalf of the Pabrai Wagons Fund, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(ii)
Fund Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(A)
Exhibit A (Congress SMid Growth ETF and Congress Large Cap Growth ETF) to Fund Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(iii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund and the Hodges Blue Chip Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Form of Amendment dated August __, 2020 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Akre Focus Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 803 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2020.

(D)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(E)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(2)
Amendment to the Fund Accounting Servicing Agreement on behalf of Boston Common ESG Impact U.S. Value Fund is herein incorporated by reference from Post-Effective Amendment No. 843 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 15, 2022.

(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Fund Accounting Servicing Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(I)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(J)
Form of Amendment to the Fund Accounting Servicing Agreement, dated February ___, 2020, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(K)
Amendment to the Fund Accounting Servicing Agreement dated April 4, 2012, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(L)
Amendment to the Fund Accounting Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(M)
Form of Amendment to the Fund Accounting Servicing Agreement on behalf of the Bridges Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 839 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 30, 2022.

(iv)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small Cap Fund and the Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 803 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2020.

(D)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(E)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(2)
Amendment to the Transfer Agent Servicing Agreement on behalf of Boston Common ESG Impact U.S. Value Fund is herein incorporated by reference from Post-Effective Amendment No. 843 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 15, 2022.

(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Transfer Agent Servicing Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(I)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(J)
Form of Amendment to the Transfer Agent Servicing Agreement, dated February ___, 2020 on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(K)
Amendment to the Transfer Agent Servicing Agreement dated November 16, 2009, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(L)
Amendment to the Transfer Agent Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(M)
Form of Amendment to the Transfer Agent Servicing Agreement on behalf of the Bridges Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 839 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 30, 2022.

(v)
Operating Expenses Limitation Agreement dated October 31, 2011, between the Trust, on behalf of the series of the Trust listed on Appendix A which may be amended from time to time (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(A)
Operating Expenses Limitation Agreement dated September 1, 2020, between the Trust, on behalf of the Hodge Blue Chip Equity Income Fund and the Hodges Small Intrinsic Value Fund (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 821 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 28, 2021.

(B)
Operating Expenses Limitation Agreement dated September 1, 2021, between the Trust, on behalf of the Hodges Fund and Hodges Small Cap Fund (each "Fund"), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 821 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 28, 2021.

(C)
Operating Expenses Limitation Agreement dated July 31, 2023, between the Trust, on behalf of the Hodges Fund and Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 858 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 21, 2023.

(vi)
Operating Expenses Limitation Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment to Appendix A dated June 21, 2019 of the Operating Expenses Limitation Agreement dated January 1, 2016 between the Trust, on behalf of the Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 765 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 28, 2019.

(B)
Amendment to the Operating Expenses Limitation Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(C)
Revised Appendix A dated June 30, 2023 to the Operating Expenses Limitation Agreement is herein incorporated by reference from Post-Effective Amendment No. 857 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2023.

(vii)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(viii)
Operating Expenses Limitation Agreement dated February 28, 2021, between the Trust, on behalf of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, Congress Small Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 811 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 26, 2021.

(ix)
Operating Expenses Limitation Agreement dated November 28, 2020, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 844 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2022.

(A)
Revised Shareholder Servicing Plan dated August 17-18, 2015, adopted by the Trust, on behalf of the Akre Focus is herein incorporated by reference from Post-Effective Amendment No. 722 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2017.

(x)
Operating Expenses Limitation Agreement dated October 31, 2016, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 696 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2017.

(A)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(B)
Amended Appendix A dated September 1, 2021, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common ESG Impact Emerging Markets Fund, and Boston Common Asset Management, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(C)
Form of Amended Appendix A dated _______, 2023, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common ESG Impact U.S. Value Fund, and Boston Common Asset Management, is herein incorporated by reference from Post-Effective Amendment No. 849 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 27, 2023.

(xi)
Amended and Restated Operating Expenses Limitation Agreement dated April 30, 2021, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 815 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 30, 2021.

(A)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Revised Appendix A dated December 27, 2019 of the Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc., is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(C)
Revised Schedule A dated December 27, 2019 of the Shareholder Servicing Plan adopted by the Trust on behalf of the Muzinich Funds, is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(xii)
Operating Expenses Limitation Agreement dated February 28, 2021, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(A)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 660 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2016.

(xiii)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xiv)
Operating Expenses Limitation Agreement dated February 28, 2021 between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xv)
Operating Expenses Limitation Agreement dated October 31, 2020, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(A)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xvi)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Bridges Investment Fund and Bridges Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 847 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 3, 2023.

(xvii)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Pabrai Wagons Fund, and Dhandho Funds LLC, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(xviii)
Form of Securities Lending Agreement between the Trust, on behalf of the Trillium Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 826 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2021.

(A)
Amendment to Securities Lending Agreement dated December 31, 2020, between the Trust, on behalf of the Trillium Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 826 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2021.

(xix)
Securities Lending Agreement between the Trust, on behalf of the Akre Focus Fund, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 827 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 17, 2021.

(A)
Amendment to Securities Lending Agreement dated October 15, 2020, between the Trust, on behalf of the Akre Focus Fund, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 827 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 17, 2021.

(xx)
Securities Lending Agreement between the Trust, on behalf of the Villere Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 828 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 16, 2021.

(A)
Amendment to Securities Lending Agreement dated October 20, 2020, between the Trust, on behalf of the Villere Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 828 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 16, 2021.

(i)		Legal Opinions
(i)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(iii)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(iv)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(v)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(D)
Opinion and Consent dated June 21, 2017, by Sullivan & Worcester LLP for the Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(1)
Consent of Counsel dated June 21, 2017, by Schiff Hardin LLP for the Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(E)
Opinion of Counsel by Sullivan & Worcester LLP for the Congress SMid Growth ETF and Congress Large Cap Growth ETF is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(vi)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vii)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(viii)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ix)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(B)
Opinion and Consent of Counsel dated September 10, 2021, by Sullivan & Worcester LLP for the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(x)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Opinion of Counsel dated June 29, 2016, by Sullivan & Worcester LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(C)
Consent of Counsel dated June 29, 2016, by Schiff Hardin LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xi)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xii)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xiii)
Opinion of Counsel dated December 17, 2013, by Sullivan & Worcester LLP for the Hodges Small Intrinsic Value Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(A)
Consent of Counsel dated December 17, 2013, by Paul Hastings LLP for the Hodges Small Intrinsic Value Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xiv)
Opinion of Counsel dated December 24, 2013, by Sullivan & Worcester LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(A)
Consent of Counsel dated December 24, 2013, by Paul Hastings LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xv)
Consent of Counsel dated November 28, 2016 by Schiff Hardin LLP for the Osterweis Emerging Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Opinion of Counsel dated December 20, 2016 by Sullivan & Worcester LLP for the Osterweis Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2016.

(xvi)
Consent of Counsel dated December 20, 2016 by Schiff Hardin LLP for the Osterweis Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2016.

(xvii)
Opinion of Counsel by Sullivan & Worcester LLP for the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(xviii)
Opinion of Counsel by Sullivan & Worcester LLP for the Bridges Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 847 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 3, 2023.

(xix)
Opinion of Counsel by Sullivan & Worcester LLP for the Boston Common ESG Impact U.S. Value Fund is herein incorporated by reference from Post-Effective Amendment No. 849 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 27, 2023.

(xx)
Opinion of Counsel by Sullivan & Worcester LLP for the Pabrai Wagons Fund, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(j)	(i)
Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for Villere Balanced Fund and Villere Equity Fund, is herein incorporated by reference from Post-Effective Amendment No. 864 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 19, 2023.

(ii)
Consent of Independent Registered Public Accounting Firm Cohen & Co., Ltd. for Bridges Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 853 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 27, 2023.

(iii)
Consent of Independent Registered Public Accounting Firm Cohen & Co., Ltd. for Zeo Short Duration Fund and Zeo Sustainable Credit Fund is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(iv)
Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for the Boston Common Funds is herein incorporated by reference from Post-Effective Amendment No. 865 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 26, 2024.

(v)
Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for Otter Creek Long Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 23, 2024.

	(vi)	(a)
Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for the Congress Fund Mid Cap Growth Fund, Congress Large Cap Growth Fund and Congress Small Cap Growth Fund - Filed herewith.

(b) Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for Congress SMid Growth ETF and Congress Large Cap Growth ETF - Filed herewith.
(vii)
Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 852 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2023.

(viii)
Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 854 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 28, 2023.

(ix)
Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for the Pabrai Wagons Fund, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(x)
Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 857 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2023.

(xi)
Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for the Hodges Funds is herein incorporated by reference from Post-Effective Amendment No. 858 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 21, 2023.

(xii)
Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 863 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2023.

(xiii)
Power of Attorney for Kathleen T. Barr dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(xiv)
Power of Attorney for Eric Falkeis dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(xv)
Power of Attorney for Steve Paggioli dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(xvi)
Power of Attorney for Ashi S. Parikh dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(xvii)
Power of Attorney for Cynthia M. Fornelli dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(xviii)
Power of Attorney for Craig Benton dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(xix)
Power of Attorney for Jason F. Hadler dated September 1, 2021, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(k)		Omitted Financial Statements - None.
(l)		Initial Capital Agreements - None.
(m)	(i)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Congress SMid Growth ETF and Congress Large Cap Growth ETF is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(iv)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(v)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on May 23, 2016, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(A)
Revised Schedule A to the Rule 12b-1 Distribution Plan on behalf of the Muzinich Funds dated December 27, 2019 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(vi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Otter Creek Long/Short Opportunity is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(viii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Pabrai Wagons Fund, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2007.

(iii)
Revised Rule 18f-3 Plan dated November 15-16, 2018, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 749 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16. 2018.

(iv)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(A)
Amended Appendix A to the Multiple Class Plan adopted by the Trust pursuant to Rule 18f-3 on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(v)
Rule 18f-3 Plan dated March 12, 2012 and revised on May 30, 2018, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 763 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019.

(A)
Revised Appendix A to Rule 18f-3 Plan on behalf of the Muzinich Funds dated December 27, 2019 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(vi)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(vii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(viii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(ix)
Rule 18f-3 Plan adopted by the Trust on behalf of the Pabrai Wagons Fund, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(o)		Reserved.
(p)	(i)
Code of Ethics for Hodges Capital Management, Inc. and First Dallas Securities Inc. as Amended and Restated January, 2014 is herein incorporated by reference from Post-Effective Amendment No. 640 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2015.

(ii)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(iii)
Code of Ethics for Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 685 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 28, 2016.

(iv)
Code of Ethics for St. Denis J. Villere & Company, LLC (revised 2017) is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2017.

(v)
Revised Code of Ethics for Congress Asset Management is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(vi)
Revised Code of Ethics for Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 863 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2023.

(vii)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2018.

(viii)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on March 25, 2014.

(ix)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 854 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 28, 2023.

(x)
Code of Ethics for Becker Capital Management, Inc., updated January 1, 2021 is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xi)
Revised Code of Ethics for the Trust (Professionally Managed Portfolios), is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(xii)
Revised Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xiii)
Code of Ethics for Otter Creek Management, Inc. and Otter Creek Advisors, LLC, updated July 2020 is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xiv)
Code of Ethics for Trillium Asset Management, LLC - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xv)
Code of Ethics for Bridges Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 847 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 3, 2023.

(xvi)
Code of Ethics for Dhandho Funds, LLC, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

    With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1.Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
16.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust

17.PIA BBB Bond Fund, Series of Advisors Series Trust
18.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA MBS Bond Fund, Series of Advisors Series Trust
21.PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.Poplar Forest Partners Fund, Series of Advisors Series Trust
24.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Reverb ETF, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Barrett Opportunity Fund, Inc.
41.Brookfield Infrastructure Income Fund, Inc.
42.Brookfield Investment Funds
43.Buffalo Funds
44.DoubleLine Funds Trust
45.EA Series Trust (f/k/a Alpha Architect ETF Trust)
46.Ecofin Tax-Advantaged Social Impact Fund, Inc.
47.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
48.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
52.AAM Transformers ETF, Series of ETF Series Solutions
53.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
54.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
55.Aptus Defined Risk ETF, Series of ETF Series Solutions
56.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
57.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
58.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
59.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
60.Blue Horizon BNE ETF, Series of ETF Series Solutions
61.BTD Capital Fund, Series of ETF Series Solutions
62.Carbon Strategy ETF, Series of ETF Series Solutions
63.Cboe Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
64.ClearShares OCIO ETF, Series of ETF Series Solutions
65.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
66.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
67.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
69.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
70.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
71.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
72.Hoya Capital Housing ETF, Series of ETF Series Solutions
73.iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
74.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
75.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions

76.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
77.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
78.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
79.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
80.Loncar China BioPharma ETF, Series of ETF Series Solutions
81.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
82.Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
83.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
84.Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
85.Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
86.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
87.Opus Small Cap Value ETF, Series of ETF Series Solutions
88.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
89.The Acquirers Fund, Series of ETF Series Solutions
90.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
91.U.S. Global JETS ETF, Series of ETF Series Solutions
92.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
93.US Vegan Climate ETF, Series of ETF Series Solutions
94.First American Funds, Inc.
95.FundX Investment Trust
96.The Glenmede Fund, Inc.
97.The Glenmede Portfolios
98.The GoodHaven Funds Trust
99.Harding, Loevner Funds, Inc.
100.Hennessy Funds Trust
101.Horizon Funds
102.Hotchkis & Wiley Funds
103.Intrepid Capital Management Funds Trust
104.Jacob Funds Inc.
105.The Jensen Quality Growth Fund Inc.
106.Kirr, Marbach Partners Funds, Inc.
107.Leuthold Funds, Inc.
108.Core Alternative ETF, Series of Listed Funds Trust
109.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
110.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
111.LKCM Funds
112.LoCorr Investment Trust
113.MainGate Trust
114.ATAC Rotation Fund, Series of Managed Portfolio Series
115.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
116.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
117.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
118.Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
119.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
120.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
121.Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
122.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
123.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
124.Kensington Active Advantage Fund, Series of Managed Portfolio Series
125.Kensington Defender Fund, Series of Managed Portfolio Series
126.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
127.Kensington Managed Income Fund, Series of Managed Portfolio Series
128.LK Balanced Fund, Series of Managed Portfolio Series
129.Muhlenkamp Fund, Series of Managed Portfolio Series
130.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
131.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
132.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
133.Olstein All Cap Value Fund, Series of Managed Portfolio Series
134.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series

135.Port Street Quality Growth Fund, Series of Managed Portfolio Series
136.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
137.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
138.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
139.Reinhart International PMV Fund, Series of Managed Portfolio Series
140.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
141.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
142.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
143.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
144.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
145.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
146.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
147.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
148.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
149.Matrix Advisors Funds Trust
150.Matrix Advisors Value Fund, Inc.
151.Monetta Trust
152.Nicholas Equity Income Fund, Inc.
153.Nicholas Fund, Inc.
154.Nicholas II, Inc.
155.Nicholas Limited Edition, Inc.
156.Oaktree Diversified Income Fund Inc.
157.Permanent Portfolio Family of Funds
158.Perritt Funds, Inc.
159.Procure ETF Trust II
160.Professionally Managed Portfolios
161.Prospector Funds, Inc.
162.Provident Mutual Funds, Inc.
163.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
164.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
165.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
166.Aquarius International Fund, Series of The RBB Fund, Inc.
167.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
168.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
169.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
170.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
172.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
173.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
174.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
175.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
176.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
177.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
178.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
179.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
180.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
181.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
182.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
184.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
185.SGI Global Equity Fund, Series of The RBB Fund, Inc.
186.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
187.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
188.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
189.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
190.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
191.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
192.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
193.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.

194.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
195.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
196.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
197.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
198.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
199.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
200.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
201.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
202.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
203.The RBB Fund Trust
204.RBC Funds Trust
205.Series Portfolios Trust
206.Thompson IM Funds, Inc.
207.TrimTabs ETF Trust
208.Trust for Advised Portfolios
209.Barrett Growth Fund, Series of Trust for Professional Managers
210.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
211.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
212.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
213.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
214.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
215.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
216.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
217.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
218.Jensen Quality Value Fund, Series of Trust for Professional Managers
219.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
220.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
221.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
222.USQ Core Real Estate Fund
223.Wall Street EWM Funds Trust
224.Wisconsin Capital Funds, Inc.

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland ME 04101	Financial and Operations Principal and Chief Financial Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None

(c)    Not applicable.

Item 33. Location of Accounts and Records

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Advisers	Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 200 State Street, 7th Floor Boston, Massachusetts 02109
Bridges Investment Management, Inc. 13333 California Street, Suite 500 Omaha, Nebraska 68154
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Dhandho Funds, LLC 1250 S. Capital of Texas Highway Austin, Texas 78746
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Otter Creek Advisors, LLC 11300 US Highway 1, Suite 500 Palm Beach Gardens, Florida 33401
Trillium Asset Management, LLC Two Financial Center 60 South Street, Suite 1100 Boston, Massachusetts 02111
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130

Item 34. Management Services

    Not applicable.

Item 35. Undertakings

    Not applicable.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 867 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of February, 2024.

Professionally Managed Portfolios

By: /s/ Jason F. Hadler
Jason F. Hadler
President

    Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 867 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	February 26, 2024
Kathleen T. Barr

Eric W. Falkeis*	Trustee	February 26, 2024
Eric W. Falkeis

Steven J. Paggioli*	Trustee	February 26, 2024
Steven J. Paggioli

Ashi S. Parikh*	Trustee	February 26, 2024
Ashi S. Parikh

Cynthia M. Fornelli*	Trustee	February 26, 2024
Cynthia M. Fornelli

/s/Jason F. Hadler	President and Principal	February 26, 2024
Jason F. Hadler	Executive Officer

/s/ Craig Benton	Vice President, Treasurer and Principal	February 26, 2024
Craig Benton	Financial and Accounting Officer

*By: /s/ Carl G. Gee		February 26, 2024
Carl G. Gee, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit Number	Description

EX.99.(j)(vi)(a)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for the Congress Fund Mid Cap Growth Fund, Congress Large Cap Growth Fund and Congress Small Cap Growth Fund

EX.99.(j)(vi)(b)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP for Congress SMid Growth ETF and Congress Large Cap Growth ETF